                                                     FILE NO. 2-77283; 811-03457


     As filed with the Securities and Exchange Commission on April 28, 2005


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                       PRE-EFFECTIVE AMENDMENT NO.         [ ]


                       POST-EFFECTIVE AMENDMENT NO. 36     [X]


       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]


                              AMENDMENT NO. 68             [X]


                                   ----------

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                                   ----------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                   ----------

                                Richard F. Plush
                           Vice President and Actuary
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:
        Michael Berenson                        Christopher D. Menconi
        Morgan, Lewis & Bockius LLP             Morgan, Lewis & Bockius LLP
        1111 Pennsylvania Avenue, NW            1111 Pennsylvania Avenue, NW
        Washington, DC 20004                    Washington, DC 20004


                                   ----------



 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.


 It is proposed that this filing will become effective (check appropriate box)


    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


    [X] on May 2, 2005 pursuant to paragraph (b) of Rule 485


    [ ] 60 days after filing pursuant to paragraph (a) of Rule 485
    [ ] on (date) pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

================================================================================

PROSPECTUS  --  MAY 1, 2005


INDIVIDUAL ANNUITY CONTRACTS WITH VARIABLE BENEFIT PROVISIONS -- FLEXIBLE PURCHASE PAYMENTS

DIVERSIFIER II

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650

This Prospectus describes two annuity contracts ("Contracts") offered by the Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

Each Contract is an agreement between you and Penn Mutual. One Contract is an individual fixed and variable annuity contract. The other is a variable annuity contract that is available only if you own a companion fixed annuity contract issued by us.

Under either Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

o allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACTS ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.


YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE-LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. YOUR PURCHASE PAYMENT WILL BE ALLOCATED TO THE SUBACCOUNTS YOU HAVE SELECTED ON THE DATE WE ISSUE YOUR CONTRACT.

You may obtain a Statement of Additional Information, dated May 1, 2005, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under either Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").


PENN SERIES FUNDS, INC.                                           MANAGER
        Money Market Fund                                         Independence Capital Management, Inc.
        Limited Maturity Bond Fund                                Independence Capital Management, Inc.
        Quality Bond Fund                                         Independence Capital Management, Inc.
        High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
        Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
        Growth Stock Fund                                         T. Rowe Price Associates, Inc.
        (formerly, Growth Equity Fund)
        Large Cap Value Fund                                      Lord, Abbett & Co. LLC
        Large Cap Growth Fund                                     ABN AMRO Asset Management, L.P.
        Index 500 Fund                                            Wells Capital Management Incorporated
        Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
        Mid Cap Value Fund                                        Neuberger Berman Management Inc.
        Strategic Value Fund                                      Lord, Abbett & Co. LLC
        Small Cap Growth Fund                                     Bjurman, Barry & Associates
        (formerly, Emerging Growth Fund)
        Small Cap Value Fund                                      Goldman Sachs Asset Management, L.P.
        International Equity Fund                                 Vontobel Asset Management, Inc.
        REIT Fund                                                 Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                        MANAGER
        Balanced Portfolio                                        Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND            MANAGER
        Equity-Income Portfolio                                   Fidelity Management & Research Company
        Growth Portfolio                                          Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II         MANAGER
        Asset Manager Portfolio                                   Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.              MANAGER
        Emerging Markets Equity (International) Portfolio         Van Kampen


A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The combination variable and fixed annuity contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our fixed interest accounts. Your Fixed Interest Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 4%. The variable annuity contract allows you to transfer money to a companion fixed annuity contract.

PROSPECTUS CONTENTS


GLOSSARY.........................................................................................................5

EXPENSES.........................................................................................................6

EXAMPLES OF FEES AND EXPENSES....................................................................................9

CONDENSED FINANCIAL INFORMATION..................................................................................9

THE PENN MUTUAL LIFE INSURANCE COMPANY..........................................................................10

THE SEPARATE ACCOUNT............................................................................................10
         Accumulation Units - Valuation.........................................................................10
         Voting Instructions....................................................................................10
         Investment Options in the Separate Account.............................................................11
                  Penn Series Funds, Inc. ......................................................................11
                  Neuberger Berman Advisers Management Trust....................................................12
                  Fidelity Investments' Variable Insurance Products Fund........................................12
                  Fidelity Investments' Variable Insurance Products Fund II.....................................13
                  Van Kampen's The Universal Institutional Funds, Inc. .........................................13

THE FIXED INTEREST ACCOUNTS.....................................................................................13

THE CONTRACTS...................................................................................................13
         How Do I Purchase a Contract?..........................................................................14
         What Types of Annuity Payments May I Choose?...........................................................15
                  Variable Annuity Payments.....................................................................15
                  Fixed Annuity Payments Under a Variable/Fixed Contract........................................15
                  Other Information.............................................................................15
         What Are the Death Benefits Under My Contract?.........................................................15
         May I Transfer Money Among Investment Options?.........................................................16
                  Variable/Fixed Contracts......................................................................16
                  Variable Contract.............................................................................17
                  Frequent Trading Risks........................................................................17
                  Frequent Trading Policies.....................................................................17
                  Dollar Cost Averaging.........................................................................18
                  Automatic Rebalancing.........................................................................18
                  Additional Information........................................................................18
         May I Withdraw Any of My Money?........................................................................18
                  403(b) Withdrawals............................................................................18
         Deferment of Payments and Transfers....................................................................19
         What Charges Do I Pay?.................................................................................19
                  Administration Charges........................................................................19
                  Mortality and Expense Risk Charge.............................................................19
                  Contingent Deferred Sales Charge..............................................................19
                  Variable/Fixed Contract.......................................................................20
                  Variable Contract.............................................................................20
                  Other Information.............................................................................21
                  Premium Taxes.................................................................................21

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS..............................................................21
         General Information....................................................................................21
         Loans Under Section 403(b) Contracts...................................................................22

FEDERAL INCOME TAX CONSIDERATIONS...............................................................................23
         Withdrawals and Death Benefits.........................................................................23
         Annuity Payments.......................................................................................23
         Early Withdrawals......................................................................................23
         Transfers..............................................................................................23
         Separate Account Diversification.......................................................................23
         Qualified Plans........................................................................................24
         Distribution Arrangements..............................................................................24

FINANCIAL STATEMENTS............................................................................................25

STATEMENT OF ADDITIONAL INFORMATION CONTENTS....................................................................26

APPENDIX A......................................................................................................27

GLOSSARY

        ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

        ACCUMULATION UNIT: If you own a Variable/Fixed Contract, this is a unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date. If you own a Variable Contract, this is a unit of measure used to compute Contract Value prior to the Annuity Date.

        ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

        ANNUITANT: The person during whose life annuity payments are made.

        ANNUITY DATE: The date on which annuity payments start.

        ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

        ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

        BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

        CONTRACT: The combination variable and fixed annuity contract or the variable annuity contract described in this Prospectus.

        CONTRACT OWNER: The person named in the Contract as the Contract Owner.

        CONTRACT VALUE: If you own a Variable/Fixed Contract, this is the sum of the Variable Account Value and the fixed interest account value. If you own a Variable Contract, this is the Variable Account Value.

        FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Variable/Fixed Contract in all fixed interest accounts.

        SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

        SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term Subaccount to refer to the Fund in which the Subaccount invests.

        VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all Subaccounts of the Separate Account.

        VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

        VARIABLE CONTRACT: The variable annuity contract described in this Prospectus.

        VARIABLE/FIXED CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.


        WE or US: "We" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

        YOU: "You" means the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments.....................................................................None
Maximum Contingent Deferred Sales Charge
        Variable/Fixed Contract ............................................................................   7%(1)
        Variable Contract...................................................................................   5%(2)
Transfer Fee................................................................................................None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE...............................................................$ 30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge.......................................................................... 1.25%
Account Fees and Expenses.................................................................................. None
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..................................................................... 1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                                               MINIMUM    MAXIMUM
                                                                               -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management
fees and other expenses) .....................................................    0.36%(3)   1.71%(4)


----------
(1) You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 8 1/2% of purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See WHAT CHARGES DO I PAY? in this Prospectus.
(2) You pay this charge as a percentage of the amount that you withdraw, or as a percentage of the total purchase payments that you made within seven years of the withdrawal, whichever is less. You will not pay this charge on that portion of the first withdrawal that you make in a Contract year that does not exceed 10% of the purchase payments that you made one year or more prior to the withdrawal. See WHAT CHARGES DO I PAY? in this Prospectus.


(3) The minimum total operating expenses of the funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.25% through July 31, 2004. Thereafter, the Agent voluntarily waived fees and reimbursed expenses to the extent the Index 500 Fund's total operating expenses exceeded 0.35%. With these voluntary waivers, the minimum total operating expenses of the funds for the most recent fiscal year was 0.29%. The Agent may change or eliminate all or part of this voluntary waiver at any time.
(4) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was 1.70%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                            TOTAL                  NET
                                    MANAGEMENT   OTHER      FUND      FEE          FUND
                                       FEES     EXPENSES  EXPENSES  WAIVERS      EXPENSES
                                    ----------  --------  --------  -------      --------
Money Market......................     0.20%     0.33%     0.53%       0.00%         0.53%
Limited Maturity Bond.............     0.30%     0.32%     0.62%       0.00%         0.62%
Quality Bond......................     0.33%     0.29%     0.62%       0.00%         0.62%
High Yield Bond...................     0.50%     0.36%     0.86%       0.00%         0.86%
Flexibly Managed..................     0.60%     0.25%     0.85%       0.00%         0.85%(1)
Growth Stock......................     0.65%     0.32%     0.97%       0.00%         0.97%(1)
Large Cap Value...................     0.60%     0.29%     0.89%       0.00%         0.89%(1)
Large Cap Growth..................     0.55%     0.41%     0.96%       0.00%         0.96%(1)
Index 500.........................     0.07%     0.29%     0.36%       0.00%         0.36%(4)
Mid Cap Growth....................     0.70%     0.33%     1.03%       0.03%(2)      1.00%(1)
Mid Cap Value.....................     0.55%     0.31%     0.86%       0.00%         0.86%(1)
Strategic Value...................     0.72%     0.42%     1.14%       0.00%         1.14%
Small Cap Growth..................     0.73%     0.33%     1.06%       0.00%         1.06%
Small Cap Value...................     0.85%     0.32%     1.17%       0.02%(3)      1.15%
International Equity..............     0.85%     0.37%     1.22%       0.00%         1.22%(1)
REIT..............................     0.70%     0.40%     1.10%       0.00%         1.10%

----------
These expenses are for the fiscal year ended December 31, 2004.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

        Flexibly Managed                                     0.84%
        Growth Stock                                         0.96%
        Large Cap Value                                      0.86%
        Large Cap Growth                                     0.89%
        Mid Cap Growth                                       0.91%
        Mid Cap Value                                        0.82%
        International Equity                                 1.18%

(2) The Administrative and Corporate Services Agent (the "Agent") has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(4) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25% through July 31, 2004. Thereafter, the Agent has voluntarily agreed to waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. With these voluntary waivers, the Fund's actual total operating expenses for the most recent fiscal year were 0.29%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                               MANAGEMENT/
                                                             ADMINISTRATION                  TOTAL FUND
                                                                  FEES       OTHER EXPENSES   EXPENSES
                                                             --------------  --------------  ----------
Balanced...................................................       0.85%          0.25%          1.10%

----------
(a)     These expenses are for the fiscal year ended December 31, 2004.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                             MANAGEMENT   OTHER    TOTAL FUND
                                                                FEE      EXPENSES   EXPENSES
                                                             ----------  --------  ----------
Equity-Income..............................................    0.47%       0.11%      0.58%
Growth.....................................................    0.58%       0.10%      0.68%

----------
(a) These expenses are for the fiscal year ended December 31, 2004. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.57% for the Equity-Income Portfolio and 0.65% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                             MANAGEMENT   OTHER    TOTAL FUND
                                                                FEE      EXPENSES   EXPENSES
                                                             ----------  --------  ----------
Asset Manager..............................................    0.53%      0.12%      0.65%

----------
(a) These expenses are for the fiscal year ended December 31, 2004. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.64%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                             MANAGEMENT   OTHER    TOTAL FUND
                                                                FEE      EXPENSES   EXPENSES
                                                             ----------  --------  ----------
Emerging Markets Equity (International)....................     1.25%     0.46%      1.71%(b)

----------
(a)     These expenses are for the fiscal year ended December 31, 2004.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.70%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


        Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

        You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES

        This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any.

        The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

        (1) If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments only during the first Contract year:


                                                               ONE       THREE     FIVE      TEN
                                                               YEAR      YEARS     YEARS     YEARS
                                                              -------   -------   -------   -------
                Assuming Maximum Total Annual Fund Expenses   $   946   $ 1,405   $ 1,874   $ 3,311
                Assuming Minimum Total Annual Fund Expenses   $   820   $ 1,019   $ 1,214   $ 1,941


        (2) If you surrender your Variable/Fixed Contract at the end of the applicable time period and made purchase payments after the first Contract year:


                                                               ONE       THREE     FIVE      TEN
                                                               YEAR      YEARS     YEARS     YEARS
                                                              -------   -------   -------   -------
                Assuming Maximum Total Annual Fund Expenses   $   946   $ 1,405   $ 1,924   $ 3,423
                Assuming Minimum Total Annual Fund Expenses   $   820   $ 1,019   $ 1,269   $ 2,071


        (3) If you surrender your Variable Contract at the end of the applicable time period:


                                                               ONE       THREE     FIVE      TEN
                                                               YEAR      YEARS     YEARS     YEARS
                                                              -------   -------   -------   -------

                Assuming Maximum Total Annual Fund Expenses   $   802   $ 1,405   $ 1,874   $ 3,311
                Assuming Minimum Total Annual Fund Expenses   $   666   $ 1,016   $ 1,214   $ 1,941


        (4) If you do not surrender your Contract of if you annuitize at the end of the applicable time period:


                                                               ONE       THREE     FIVE      TEN
                                                               YEAR      YEARS     YEARS     YEARS
                                                              -------   -------   -------   -------

                Assuming Maximum Total Annual Fund Expenses   $   302   $   924   $ 1,572   $ 3,311
                Assuming Minimum Total Annual Fund Expenses   $   166   $   516   $   890   $ 1,941


CONDENSED FINANCIAL INFORMATION

        Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN  MUTUAL LIFE INSURANCE COMPANY

        Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contracts.

THE SEPARATE ACCOUNT

        Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds.

        o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

        o The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


        The financial statements of the Subaccounts of the Separate Account for the year ended December 31, 2004 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.


ACCUMULATION UNITS - VALUATION

        Your allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocations and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

        The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

VOTING INSTRUCTIONS

        You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

        If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

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INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has Subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.

        MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

        LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

        QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

        HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

        FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.


        GROWTH STOCK FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.


        LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

        LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

        INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

        MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

        MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

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        STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.


        SMALL CAP GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.


        SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

        INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

        REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.


        Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

        BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

        Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

        EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

        GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

        Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

        ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

        Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

        EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

        Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

        Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

        The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACTS

        The Contracts may be an attractive long-term investment vehicle for many people. They allow you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.

        In addition, the Variable/Fixed Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more fixed interest accounts. The Variable Contract allows you to transfer amounts from your Contract to one or more fixed interest accounts in a separate fixed annuity contract issued by Penn Mutual. The fixed interest accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

        You decide, within Contract limits,

        o       how often you make a purchase payment and how much you invest;

        o the Funds and/or fixed interest accounts in which your purchase payments are invested;

        o whether or not to transfer money among the available Funds and fixed interest accounts;

        o       the type of annuity that we pay and who receives it;

        o       the Beneficiary or Beneficiaries to whom we pay death benefits;
                and

        o       the amount and frequency of withdrawals from the Contract Value.

        Your Contract has

        o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

        o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

        We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

        You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?


        Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.


        For Variable/Fixed Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Variable/Fixed Contracts which are not issued in connection with qualified retirement plans is $2,500 and the minimum for each subsequent purchase payment is $300. The total purchase payments that you make on a Variable/Fixed Contract may not exceed $1,000,000 in any calendar year without our consent.

        For Variable Contracts issued in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $40. The minimum first purchase payment for Variable Contracts that are not issued in connection with qualified retirement plans is $1,500 and the minimum for each subsequent purchase payment is $300.

        We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contracts.

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

WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

        You may choose: (1) an annuity for a set number of years (5 to 25 years for a Variable/Fixed Contract; 5 to 30 years for a Variable Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years,
(4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option.

        You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

        VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

        The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.

        FIXED ANNUITY PAYMENTS UNDER A VARIABLE/FIXED CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

        OTHER INFORMATION. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the Annuitant's 85th birthday. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

        You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Variable/Fixed Contract may not be earlier than the first Contract anniversary.

        If the Contract Value of a Variable/Fixed Contract is less than $5,000, or if the Contract Value of a Variable Contract is less than $2,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

        You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

        Variable/Fixed Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greatest of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

        o the Variable Account Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers, plus the value of any Fixed Interest Accounts under your Contract.

        Similarly, Variable Contracts sold in most states provide that if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay your Beneficiary the greatest of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers,

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received in our administrative office, or

        o the Contract Value, as of the contract date or, if later, as of the end of the most recent seven-year contract period occurring prior to the Contract Owner's 81st birthday, adjusted for subsequent purchase payments and adjusted for withdrawals and contract transfers.

        With respect to Contracts sold in Texas, if the Annuitant dies (or, in some cases, if you die) prior to the Annuity Date, we will pay the greater of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers, or

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at Penn Mutual's service office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

        The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

        If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

        If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Contract Owner.

        If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

        For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

        VARIABLE/FIXED CONTRACTS. You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the fixed interest accounts. You may transfer from a fixed interest account to Subaccounts of the Separate Account or to another fixed interest account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

        If you own a Variable/Fixed Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

        VARIABLE CONTRACT. You may transfer amounts from one Subaccount of the Separate Account to another, up to six times in a calendar year. The minimum transfer for a Contract issued under a tax-qualified retirement plan is $250. The minimum for all other Contracts is $1,000. If a partial transfer is made to another Contract, the remaining Contract Value must be $250.

        You may transfer all or part of your Contract Value to another contract issued by us containing a reciprocal transfer provision, subject to the following conditions. The Contract Owner, Annuitant and Beneficiary must be the same under both contracts. No more than six such transfers may be made in a calendar year and no transfer may be made after the thirtieth day before the Annuity Date.


        FREQUENT TRADING RISKS. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

        The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

        As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

        FREQUENT TRADING POLICIES. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

        We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

            1. A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.
            2. If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.
            3. Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

        DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Fixed Holding Account. You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging.

        AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages. Because the value of your Subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the Subaccounts to maintain a specified percentage allocation among your selected variable investment options.

        Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs.

        ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

        A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

MAY I WITHDRAW ANY OF MY MONEY?

        Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

        o A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

        o After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

        o If you do not tell us otherwise, the withdrawal will be taken pro rata from the Subaccounts if you own a Variable Contract. If you own a Variable/Fixed Contract, and you do not tell us otherwise, the withdrawal will be taken first from the Fixed Holding Account. If the withdrawal exhausts your Fixed Holding Account value, any remaining withdrawal will be taken pro rata from the Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.


        403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

        We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

        The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

        These charges reimburse us for administering the Contracts and the Separate Account.

        o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value or Contract Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the Subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGE

        o We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

        o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account (prior to September 1, 1990 the charge was 0.80%). This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

        You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

        This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

VARIABLE/FIXED CONTRACT

        The following tables show the schedule of the contingent deferred sales charge that will apply to the withdrawal of a purchase payment, after allowing for the free withdrawals described below.

        First, if no purchase payments have been made after the first contract year, the deferred sales charge will equal:

               WITHDRAWAL DURING       DEFERRED SALES CHARGE AS A
                  CONTRACT YEAR      PERCENTAGE OF AMOUNT WITHDRAWN
               -----------------     ------------------------------
                       1                          7.0%
                       2                          6.0%
                       3                          5.0%
                       4                          4.0%
                       5                          3.0%
                       6                          2.0%
                       7                          1.0%
                  8 and later                   No Charge

        Second, if purchase payments have been made in any contract year after the first, the deferred sales charge will equal:

               WITHDRAWAL DURING       DEFERRED SALES CHARGE AS A
                 CONTRACT YEAR       PERCENTAGE OF AMOUNT WITHDRAWN
               -----------------     ------------------------------
                       1                          7.0%
                       2                          6.0%
                       3                          5.0%
                       4                          4.0%
                       5                          3.5%
                       6                          3.0%
                       7                          2.5%
                       8                          2.0%
                       9                          1.5%
                       10                         1.0%
                  11 and later                  No Charge

        Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 8 1/2% of the total of all purchase payments credited to the Separate Account.

VARIABLE CONTRACT

        If the contingent deferred sales charge applies, it will equal the lesser of (a) 5% of the sum of purchase payments made within seven years prior to the date of withdrawal or (b) 5% of the amount withdrawn. Under no circumstances will the cumulative charges ever exceed 5% of total purchase payments.

        You will not pay a charge on that portion of the first withdrawal in a contract year that does not exceed 10% of total purchase payments made one year or more prior to the withdrawal. This 10% free withdrawal may be taken either in one sum or, subject to certain minimum amounts, in a series of scheduled amounts during the contract year. Further, no charge will be made under the Variable Contract on that portion of the first withdrawal in the eighth, ninth and tenth contract years that does not exceed the following percentages of the Contract
Value:

                         CONTRACT YEAR      PERCENTAGE
                         -------------      ----------
                             Eighth             25%
                             Ninth              50%
                             Tenth              75%

        No charge will be made on any withdrawal in any contract year after the tenth contract year.

OTHER INFORMATION

        You may at any time withdraw all or any part of the Contract Value free from the contingent deferred sales charge if (i) you (or the Annuitant under a qualified retirement plan) are disabled as defined in Section 72 (m) (7) of the Internal Revenue Code and as applied under the Social Security Act, (ii) the disability began after the Contract Date and (iii) the disability has continued without interruption for four months.

        The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

PREMIUM TAXES

        Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

        If you own a Variable/Fixed Contract you may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the Fixed Holding Account; (2) the One Year Guaranteed Account; (3) the Three Year Guaranteed Account; (4) the Five Year Guaranteed Account; and (5) the Seven Year Guaranteed Account. The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account, at which time a new rate will be declared by Penn Mutual. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

        If you own a Variable/Fixed Contract you may transfer Fixed Account funds to Subaccounts of the Separate Account or to another fixed interest option within the Fixed Account, subject to the conditions and limitations in the fixed account provisions of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account during the period for which an interest rate is guaranteed. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate for the Three Year Guaranteed Account and the Five and Seven Year Guaranteed Accounts equals one quarter and one-half, respectively, of the most recent effective annual interest rate then applicable to the fixed interest account from which the withdrawal is being made (i.e., 3 months' interest and 6 months' interest, respectively). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the fixed interest accounts, excluding the One Year Fixed Guaranteed; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of a fixed interest account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

LOANS UNDER SECTION 403(B) CONTRACTS

        If your Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

        When you borrow, an amount equal to your loan will be transferred as collateral from your Subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Subaccounts in accordance with your current payment allocation instructions.

        Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Fixed Holding Account subaccount. You may then transfer amounts from the Fixed Holding Account subaccount to the other investment options offered under the Contract.

        If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

        Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

        The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

        You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.


        WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either more than 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.


        ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

        Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

        EARLY WITHDRAWALS. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on


        o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;


        o       withdrawals made on or after age 59 1/2;

        o       distributions made after death; and

        o       withdrawals attributable to total and permanent disability.

        TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

        SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

        The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

        QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

        For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.


        Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.


        This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.


DISTRIBUTION ARRANGEMENTS

        Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the contracts. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

        Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

         In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

        Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

         Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

         All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this contract rather than other investment options.

        Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.


FINANCIAL STATEMENTS

        The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS...................................................................................B-2
        First Variable Annuity Payments ....................................................................B-2
        Subsequent Variable Annuity Payments ...............................................................B-2
        Annuity Units ......................................................................................B-2
        Value of Annuity Units .............................................................................B-2
        Net Investment Factor ..............................................................................B-2
        Assumed Interest Rate ..............................................................................B-3
        Valuation Period ...................................................................................B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES...................................................................B-3

DISTRIBUTION OF CONTRACTS...................................................................................B-3

CUSTODIAN ..................................................................................................B-3

INDEPENDENT AUDITORS .......................................................................................B-4

LEGAL MATTERS ..............................................................................................B-4

FINANCIAL STATEMENTS .......................................................................................B-4

                                   APPENDIX A

        This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   22.258   $   22.616   $   22.529   $   21.937   $   20.953
Accumulation Unit Value,
 end of period .....................   $   22.462   $   22.528   $   22.616   $   22.529   $   21.937
Number of Accumulation
 Units outstanding, end of period ..      440,650      575,314    1,001,710    1,263,582    1,066,633

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   20.268   $   19.541   $   18.817   $   18.148   $   17.416
Accumulation Unit Value,
 end of period .....................   $   20.953   $   20.268   $   19.541   $   18.817   $   18.148
Number of Accumulation
 Units outstanding, end of period ..    1,669,670    1,449,199    1,120,603    1,192,388    1,062,385

PENN SERIES QUALITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   28.234   $   26.926   $   25.898   $   24.078   $   21.769
Accumulation Unit Value,
 end of period .....................   $   29.165   $   28.234   $   26.926   $   25.898   $   24.078
Number of Accumulation
 Units outstanding, end of period ..      961,735    1,065,243    1,206,212    1,341,947    1,254,944

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   22.043   $   20.260   $   18.990   $   18.465   $   15.562
Accumulation Unit Value,
 end of period .....................   $   21.769   $   22.043   $   20.260   $   18.990   $   18.465
Number of Accumulation
 Units outstanding, end of period ..    1,612,651    1,665,664    1,497,635    1,664,378    1,869,975

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   14.736   $   14.501   $   13.819   $   13.122   $   12.339
Accumulation Unit Value,
 end of period .....................   $   14.891   $   14.736   $   14.501   $   13.819   $   13.122
Number of Accumulation
 Units outstanding, end of period ..      377,834      501,159      683,529      419,087      369,397

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   12.313   $   11.943   $   11.330   $   10.999   $   10.039
Accumulation Unit Value,
 end of period .....................   $   12.339   $   12.313   $   11.943   $   11.330   $   10.999
Number of Accumulation
 Units outstanding, end of period ..      473,183      509,381      465,682      459,223      444,986


----------
(a) Neuberger Berman AMT Limited Maturity Bond Fund Subaccount prior to May 1, 2000.

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
 of period .........................   $   44.482   $   36.581   $   35.822   $   33.923   $   35.666
Accumulation Unit Value,
 end of period .....................   $   48.635   $   44.482   $   36.581   $   35.822   $   33.923
Number of Accumulation
 Units outstanding, end of period ..      583,958      729,334      774,481      877,109      961,997

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   34.645   $   33.476   $   29.276   $   26.033   $   22.644
Accumulation Unit Value,
 end of period .....................   $   35.666   $   34.645   $   33.476   $   29.276   $   26.033
Number of Accumulation
 Units outstanding, end of period ..    1,176,269    1,308,094    1,261,904    1,185,318    1,194,944

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $  104.894   $   81.754   $   82.027   $   75.311   $   62.396
Accumulation Unit Value,
 end of period .....................   $  122.841   $  104.894   $   81.754   $   82.027   $   75.311
Number of Accumulation
 Units outstanding, end of period ..    2,650,018    2,719,530    2,294,054    3,305,527    3,500,263

                                                          YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------

Accumulation Unit Value,
 beginning of period ...............   $   58.951   $   56.265   $   49.262   $   42.865   $   35.496
Accumulation Unit Value,
 end of period .....................   $   62.396   $   58.951   $   56.265   $   49.262   $   42.865
Number of Accumulation
 Units outstanding, end of period ..    4,634,490    5,766,014    5,974,993    5,711,843    4,946,240



PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                                   YEAR ENDED DECEMBER 31,
                            -----------------------------------------------------------------------------------------------------
                                     2004                      2003                      2002                      2001
                            -----------------------   -----------------------   -----------------------   -----------------------
                                            NON-                      NON-                      NON-                      NON-
                               QUAL         QUAL         QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                            ----------   ----------   ----------   ----------   ----------   ----------   ----------   ----------
Accumulation Unit
Value, beginning of
 period .................   $   34.322   $   34.039   $   30.930   $   30.675   $   48.112   $   47.716   $   65.253   $   64.715
Accumulation Unit
 Value, end of period ...   $   37.930   $   37.617   $   34.322   $   34.039   $   30.930   $   30.675   $   48.112   $   47.716
Number of Accumulation
 Units outstanding, end
 of period ..............      774,981      234,602      954,642      282,510    1,251,261      334,151    1,366,134      438,677

Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                                 YEAR ENDED DECEMBER 31,
                                       ---------------------------------------------------------------------------
                                                2000                      1999                      1998
                                       -----------------------   -----------------------   -----------------------
                                                       NON-                      NON-                      NON-
                                          QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                                       ----------   ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
 of period .........................   $   89.413   $   88.677   $   67.515   $   66.959   $   48.256   $   47.859
Accumulation Unit Value,
 end of period .....................   $   65.253   $   64.715   $   89.413   $   88.677   $   67.515   $   66.959
Number of Accumulation
 Units outstanding, end of period ..    1,638,918      632,835    1,772,202      665,530    1,752,036      626,895

                                                                 YEAR ENDED DECEMBER 31,
                                       ---------------------------------------------------------------------------
                                                1997                      1996                      1995
                                       -----------------------   -----------------------   -----------------------
                                                       NON-                      NON-                      NON-
                                          QUAL         QUAL         QUAL         QUAL         QUAL         QUAL
                                       ----------   ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
 of period .........................   $   38.550   $   38.235   $   32.596   $   32.327   $   26.102   $   25.887
Accumulation Unit Value,
 end of period .....................   $   48.256   $   47.859   $   38.550   $   38.235   $   32.596   $   32.327
Number of Accumulation
 Units outstanding, end of period ..    1,794,481      617,717    1,830,081      620,903    1,991,646      674,290

----------
(a)     Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.


PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value, beginning
 of period .........................   $   45.821   $   36.316   $   43.241   $   44.862   $   40.329
Accumulation Unit Value,
 end of period .....................   $   51.068   $   45.821   $   36.316   $   43.241   $   44.862
Number of Accumulation
 Units outstanding, end of period ..    1,792,241    2,084,422    2,399,446    2,846,994    3,228,429

                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   41.167   $   38.038   $   30.819   $   24.928   $   18.361
Accumulation Unit Value,
 end of period .....................   $   40.329   $   41.167   $   38.038   $   30.819   $   24.928
Number of Accumulation
 Units outstanding, end of period ..    4,407,110    5,273,048    5,409,879    4,907,784    4,235,839


----------
(a)     Penn Series Value Equity Fund Subaccount prior to May 1, 2000.

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                              YEAR ENDED DECEMBER 31,
                                       ------------------------------------
                                          2004         2003        2002(a)
                                       ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   10.383   $    8.370   $   10.000
Accumulation Unit Value,
 end of period .....................   $   11.142   $   10.383   $    8.370
Number of Accumulation
 Units outstanding, end of period ..      378,789      259,358       59,181


----------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES INDEX 500 FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   13.911   $   10.970   $   14.292   $   16.443   $   18.344
Accumulation Unit Value,
 end of period .....................   $   15.177   $   13.911   $   10.970   $   14.292   $   16.443
Number of Accumulation
 Units outstanding, end of period ..    2,823,090    3,169,175    3,405,972    4,065,632    4,646,239

                                              YEAR ENDED DECEMBER 31,
                                       ------------------------------------
                                          1999         1998        1997(b)
                                       ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   15.414   $   12.162   $   10.000
Accumulation Unit Value,
 end of period .....................   $   18.344   $   15.414   $   12.162
Number of Accumulation
 Units outstanding, end of period ..    4,389,976    2,350,293      703,585


----------
(a)     Fidelity Investments' VIP Index 500 Fund Subaccount prior to
        May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   12.947   $    8.781   $   13.191   $   18.581   $   19.924
Accumulation Unit Value,
 end of period .....................   $   14.240   $   12.947   $    8.781   $   13.191   $   18.581
Number of Accumulation
 Units outstanding, end of period ..    1,073,658    1,274,276    1,087,651    1,201,212    1,310,821

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   12.262   $   12.690   $   13.282   $   14.057   $   10.857
Accumulation Unit Value,
 end of period .....................   $   19.924   $   12.262   $   12.690   $   13.282   $   14.057
Number of Accumulation
 Units outstanding, end of period ..      916,231    1,153,673    1,567,237    2,183,381    2,157,888


----------
(a) American Century V.I. Capital Appreciation Portfolio Subaccount prior to May 1, 2000.

PENN SERIES MID CAP VALUE FUND SUBACCOUNT(a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of Period ...............   $   18.805   $   13.915   $   15.555   $   16.266   $   13.544
Accumulation Unit Value,
 end of period .....................   $   22.876   $   18.805   $   13.915   $   15.555   $   16.266
Number of Accumulation
 Units outstanding, end of period ..    1,174,771    1,351,693    1,466,935    1,630,710    1,636,891

                                              YEAR ENDED DECEMBER 31,
                                       ------------------------------------
                                          1999         1998        1997(b)
                                       ----------   ----------   ----------
Accumulation Unit Value,
 beginning of Period ...............   $   12.773   $   12.411   $   10.000
Accumulation Unit Value,
 end of period .....................   $   13.544   $   12.773   $   12.411
Number of Accumulation
 Units outstanding, end of period ..    1,787,163    1,716,964      665,382


----------
(a)     Neuberger Berman AMT Partners Portfolio Subaccount prior to May 1, 2000.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                              YEAR ENDED DECEMBER 31,
                                       ------------------------------------
                                          2004         2003        2002(a)
                                       ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   10.508   $    8.503   $   10.000
Accumulation Unit Value,
 end of period .....................   $   12.894   $   10.508   $    8.503
Number of Accumulation
 Units outstanding, end of period ..      308,103      173,321       69,035


----------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   25.456   $   17.474   $   30.550   $   36.756   $   52.084
Accumulation Unit Value,
 end of period .....................   $   27.527   $   25.456   $   17.474   $   30.550   $   36.756
Number of Accumulation
 Units outstanding, end of period ..    1,171,164    1,368,904    1,470,450    1,722,296    1,977,899

                                              YEAR ENDED DECEMBER 31,
                                       ------------------------------------
                                          1999         1998        1997(b)
                                       ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   18.503   $   13.806   $   10.000
Accumulation Unit Value,
 end of period .....................   $   52.084   $   18.503   $   13.806
Number of Accumulation
 Units outstanding, end of period ..    1,645,175      781,196      308,169

----------
(a)     Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.
(b) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.


PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   25.791   $   14.936   $   18.170   $   15.760   $   14.032
Accumulation Unit Value,
 end of period .....................   $   29.261   $   25.791   $   14.936   $   18.170   $   15.760
Number of Accumulation
 Units outstanding, end of period ..    1,374,755    1,542,137    1,543,061    1,784,282    1,511,552

                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996        1995(b)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   14.400   $   16.051   $   13.211   $   11.171   $   10.000
Accumulation Unit Value,
 end of period .....................   $   14.032   $   14.400   $   16.051   $   13.211   $   11.171
Number of Accumulation
 Units outstanding, end of period ..    1,249,298    1,306,650    1,104,032      587,385      137,653


----------
(a)     Penn Series Small Capitalization Fund Subaccount prior to May 1, 2000.
(b) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   20.410   $   15.556   $   17.491   $   24.641   $   30.678
Accumulation Unit Value,
 end of period .....................   $   26.205   $   20.410   $   15.556   $   17.491   $   24.641
Number of Accumulation
 Units outstanding, end of period ..    1,934,076    2,184,851    2,481,498    3,049,380    3,568,406

                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   21.320   $   18.164   $   16.659   $   14.434   $   12.843
Accumulation Unit Value,
 end of period .....................   $   30.678   $   21.320   $   18.164   $   16.659   $   14.434
Number of Accumulation
 Units outstanding, end of period ..    3,579,323    3,822,847    4,155,960    4,012,762    3,388,479


PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                              YEAR ENDED DECEMBER 31,
                                       ------------------------------------
                                          2004         2003        2002 (a)
                                       ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   12.266   $    9.167   $   10.000
Accumulation Unit Value,
 end of period .....................   $   16.418   $   12.266   $    9.167
Number of Accumulation
 Units outstanding, end of period ..      361,613      241,611       74,393


----------
(a) For the period May 1, 2002 (date subaccount was established) through December 31, 2002.

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   17.220   $   14.996   $   18.328   $   21.420   $   22.724
Accumulation Unit Value,
 end of period .....................   $   18.590   $   17.220   $   14.996   $   18.328   $   21.420
Number of Accumulation
 Units outstanding, end of period ..      785,717    1,000,865    1,138,571    1,464,704    1,865,066

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   17.228   $   15.551   $   13.182   $   12.488   $   10.218
Accumulation Unit Value,
 end of period .....................   $   22.724   $   17.228   $   15.551   $   13.182   $   12.488
Number of Accumulation
 Units outstanding, end of period ..    1,348,416    1,488,257    1,466,154    1,535,496    1,468,254


FIDELITY INVESTMENTS' VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   20.905   $   16.242   $   19.802   $   21.097   $   19.704
Accumulation Unit Value,
 end of period .....................   $   23.026   $   20.905   $   16.242   $   19.802   $   21.097
Number of Accumulation
 Units outstanding, end of period ..    1,968,672    2,247,597    2,444,133    2,895,019    3,117,394

                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996         1995(a)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   18.764   $   17.021   $   13.453   $   11.920   $   10.000
Accumulation Unit Value,
 end of period .....................   $   19.704   $   18.764   $   17.021   $   13.453   $   11.920
Number of Accumulation
 Units outstanding, end of period ..    3,820,785    3,820,796    3,352,648    2,498,343      581,691


----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

FIDELITY INVESTMENTS' VIP GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   20.669   $   15.754   $   22.823   $   28.063   $   31.922
Accumulation Unit Value,
 end of period .....................   $   21.102   $   20.669   $   15.754   $   22.823   $   28.063
Number of Accumulation
 Units outstanding, end of period ..    3,056,129    3,616,144    3,940,027    4,683,819    5,391,217

Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996        1995(a)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   23.519   $   17.073   $   14.000   $   12.359   $   10.000
Accumulation Unit Value,
 end of period .....................   $   31.922   $   23.519   $   17.073   $   14.000   $   12.359
Number of Accumulation
 Units outstanding, end of period ..    4,955,849    3,722,268    3,157,234    2,620,543      690,602


----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

FIDELITY INVESTMENTS' VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   17.694   $   15.186   $   16.848   $   17.787   $   18.748
Accumulation Unit Value,
 end of period .....................   $   18.430   $   17.694   $   15.186   $   16.848   $   17.787
Number of Accumulation
 Units outstanding, end of period ..      554,035      659,637      728,367      970,400    1,222,300

                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          1999         1998         1997         1996        1995(a)
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $   17.809   $   15.040   $   12.623   $   11.153   $   10.000
Accumulation Unit Value,
 end of period .....................   $   18.748   $   17.809   $   15.040   $   12.623   $   11.153
Number of Accumulation
 Units outstanding, end of period ..    1,290,362      801,557      577,711      383,267      117,290


----------
(a) For the period May 1, 1995 (date subaccount was established) through December 31, 1995.

VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period


                                                           YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------------
                                          2004         2003         2002         2001         2000
                                       ----------   ----------   ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $    9.581   $    6.482   $    7.204   $    7.801   $   12.995
Accumulation Unit Value,
 end of period .....................   $   11.649   $    9.581   $    6.482   $    7.204   $    7.801
Number of Accumulation
 Units outstanding, end of period ..      717,172      792,835      858,363      910,435    1,014,659

VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT (CONTINUED)
Values of an Accumulation Unit Outstanding Throughout Each Period


                                              YEAR ENDED DECEMBER 31,
                                       ------------------------------------
                                          1999         1998       1997(a)
                                       ----------   ----------   ----------
Accumulation Unit Value,
 beginning of period ...............   $    6.720   $    8.975   $   10.000
Accumulation Unit Value,
 end of period .....................   $   12.995   $    6.720   $    8.975
Number of Accumulation
 Units outstanding, end of period ..      649,652      406,393      248,001


----------
(a) For the period May 1, 1997 (date subaccount was established) through December 31, 1997.

PROSPECTUS  -- MAY 1, 2005


CERTIFICATES ISSUED UNDER GROUP VARIABLE AND FIXED ANNUITY CONTRACTS -- FLEXIBLE PURCHASE PAYMENTS

OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PA 19172   TELEPHONE (800) 523-0650

This Prospectus describes a group variable and fixed annuity contract offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between the Contract holder and Penn Mutual. You, as a Participant in the Contract, agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date.

The Contract:

o has a variable component, which means that the Participant's Variable Account Value and future payouts we make to you will vary based upon investment experience;

o has a fixed component, which means that the Participant's Fixed Account Value and future payouts we make to you will be fixed based on your purchase payments plus interest credited at not less than 4%; and

o is tax-deferred, which means that you will not pay federal income taxes until we begin to make annuity payments to you or until you take money out, and allows you to receive annuity payments over different periods of time, including over your lifetime.

Under the variable component, you direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").


PENN SERIES FUNDS, INC.                    MANAGER
      Money Market Fund                    Independence Capital Management, Inc.
      Quality Bond Fund                    Independence Capital Management, Inc.
      High Yield Bond Fund                 T. Rowe Price Associates, Inc.
      Flexibly Managed Fund                T. Rowe Price Associates, Inc.
      Growth Stock Fund                    T. Rowe Price Associates, Inc.
      Large Cap Value Fund                 Lord, Abbett & Co. LLC
      International Equity Fund            Vontobel Asset Management, Inc.


A Prospectus for the Penn Series Funds, Inc. accompanies this Prospectus.

You also may direct us to invest in one or more of our fixed interest accounts.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF 5% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.


YOU MAY RETURN YOUR CERTIFICATE ISSUED WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CERTIFICATE, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CERTIFICATE TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. YOUR PURCHASE PAYMENT WILL BE ALLOCATED TO THE SUBACCOUNTS YOU HAVE SELECTED ON THE DATE WE ISSUE YOUR CONTRACT.

You may obtain a Statement of Additional Information, dated May 1, 2005, from us free of charge by writing The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

PROSPECTUS CONTENTS

SPECIAL TERMS..................................................................5

EXPENSES.......................................................................5

EXAMPLES OF FEES AND EXPENSES..................................................7

ACCUMULATION UNIT VALUES.......................................................7

THE PENN MUTUAL LIFE INSURANCE COMPANY.........................................8

THE SEPARATE ACCOUNT...........................................................8
       Accumulation Units - Valuation..........................................8
       Voting Instructions.....................................................8
       Investment Options in the Separate Account..............................9
                Money Market Fund..............................................9
                Quality Bond Fund..............................................9
                High Yield Bond Fund...........................................9
                Flexibly Managed Fund..........................................9
                Growth Stock Fund..............................................9
                Large Cap Value Fund...........................................9
                International Equity Fund......................................9

THE FIXED INTEREST ACCOUNTS....................................................9

THE CONTRACT..................................................................10
       How Do I Participate in a Contract?....................................11
       What Types of Annuity Payments May I Choose?...........................11
       What Are the Death Benefits Under My Certificate?......................12
       May I Transfer Money Among Investment Options?.........................12
                Frequent Trading Risks........................................12
                Frequent Trading Policies.....................................13
       May I Withdraw Any of My Money?........................................13
                403(b) Withdrawals............................................13
       Deferment of Payments and Transfers....................................14
       What Charges Do I Pay?.................................................14
       Administration Charges.................................................14
       Mortality and Expense Risk Charges.....................................14
       Contingent Deferred Sales Charge.......................................14

MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS.............................15
       General Information....................................................15
       Loans Under Section 403(b) Contracts...................................16

FEDERAL INCOME TAX CONSIDERATIONS.............................................17
       Withdrawals and Death Benefits.........................................17
       Annuity Payments.......................................................17
       Early Withdrawals......................................................17
       Transfers..............................................................17
       Separate Account Diversification.......................................17
       Qualified Plans........................................................18

       Distribution Arrangements..............................................18

FINANCIAL STATEMENTS..........................................................19

STATEMENT OF ADDITIONAL INFORMATION CONTENTS..................................20

APPENDIX A....................................................................21

SPECIAL TERMS

As used in this prospectus, the following terms have the indicated meaning:


        ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.


        ACCUMULATION UNIT: A unit of measure used to compute a Participant's Variable Account Value prior to the Annuity Date.

        ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.


        ANNUITANT: The person during whose life annuity payments are made.


        ANNUITY DATE: The date on which annuity payments start.


        ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.


        ANNUITY UNIT: A unit of measure used to compute a Participant's variable annuity payment.


        BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.


        CERTIFICATE: A certificate issued under the Contract which sets the Participant's interest in the Contract.

        CONTRACT: The group combination variable and fixed annuity contract described in this prospectus.


        CONTRACT OWNER: The person named in the Contract as the Contract Owner.

        CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Interest Account Value.


        PARTICIPANT: A person on whose behalf purchase payments are made under the Contract.

        PARTICIPANT'S FIXED ACCOUNT: An account established and maintained by The Penn Mutual Life Insurance Company under the fixed account provisions of the Contract.

        PARTICIPANT'S FIXED ACCOUNT VALUE: The sum of all amounts credited to a Participant's Fixed Account, increased by interest credited and reduced by amounts withdrawn from the Participant's Fixed Account.

        PARTICIPANT'S VARIABLE ACCOUNT: An account established and maintained under the Contract for a Participant.

        PARTICIPANT'S VARIABLE ACCOUNT VALUE: The value of all Accumulation Units credited to the Participant's Variable Account.


        SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

        SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

        WE OR US: The Penn Mutual Life Insurance company.


        YOU: The Participant

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the fees and expenses that you will pay at the time you buy the Certificate, surrender the Certificate, or transfer cash value between investment options. State premium taxes may also be deducted.

PARTICIPANT TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments...............................................................    None
Deferred Sales Load, as percentage of the amount withdrawn............................................       5%*
Exchange Fee..........................................................................................    None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATION CHARGE.................................................................    $  30
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge.....................................................................     1.25%
Account Fees and Expenses.............................................................................     None
Total Separate Account Annual Expenses................................................................     1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Certificate. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                                                         MINIMUM     MAXIMUM
                                                                                         -------     -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management
 fees and other expenses) ............................................................      0.53%       1.22%


----------
* The deferred sales charge will not be made on that portion of the first withdrawal in an enrollment year that does not exceed specified percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value. See WHAT CHARGES DO I PAY? in this prospectus.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVG. NET ASSETS)


                                                        TOTAL
                               MANAGEMENT    OTHER       FUND
                                  FEES      EXPENSES   EXPENSES
                               ----------   --------   --------
Money Market...............      0.20%       0.33%       0.53%
Quality Bond...............      0.33%       0.29%       0.62%
High Yield Bond............      0.50%       0.36%       0.86%
Flexibly Managed...........      0.60%       0.25%       0.85%(1)
Growth Stock...............      0.65%       0.32%       0.97%(1)
Large Cap Value............      0.60%       0.29%       0.89%(1)
International Equity.......      0.85%       0.37%       1.22%(1)



----------
        These expenses are for the fiscal year ended December 31, 2004.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

         Flexibly Managed                                     0.84%
         Growth Stock                                         0.96%
         Large Cap Value                                      0.86%
         International Equity                                 1.18%


        The purpose of this foregoing table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear directly and indirectly. The table shows Contract expenses and underlying Fund expenses. See the accompanying prospectus of Penn Series Funds, Inc. for information on expenses.

        Premium taxes may be applicable. See WHAT CHARGES DO I PAY? in this prospectus.

EXAMPLES OF FEES AND EXPENSES

        This Example is intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include Participant transaction expenses, Certificate fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual fee waivers, if any.

        The Example assumes that you invest $10,000 in the Certificate for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

        (1) If you surrender your Certificate at the end of the applicable time period:


                                                          ONE      THREE     FIVE       TEN
                                                          YEAR     YEARS     YEARS     YEARS
                                                        -------   -------   -------   -------
        Assuming Maximum Total Annual Fund Expenses     $   754   $ 1,286   $ 1,643   $ 2,842
        Assuming Minimum Total Annual Fund Expenses     $   684   $ 1,069   $ 1,301   $ 2,126


        (2) If you do not surrender your Certificate or if you annuitize at the end of the applicable time period:


                                                          ONE      THREE     FIVE       TEN
                                                         YEAR      YEARS     YEARS     YEARS
                                                        -------   -------   -------   -------
        Assuming Maximum Total Annual Fund Expenses     $   254   $   780   $ 1,333   $ 2,842
        Assuming Minimum Total Annual Fund Expenses     $   184   $   569   $   979   $ 2,126


ACCUMULATION UNIT VALUES

        Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

        The Penn Mutual Life Insurance Company is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT


        The Company established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into Subaccounts that invest in shares of different mutual funds. The financial statements of the Separate Account for the year ended December 31, 2004 are included in the Statement of Additional Information referred to on the cover page of this prospectus.


o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any Subaccount.

o The Separate Account and its Subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

ACCUMULATION UNITS - VALUATION

        Allocations and transfers to the Separate Account are held as Accumulation Units of the Subaccounts of the Separate Account that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a Subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to participate in the Contract.

        The value of an Accumulation Unit is $10 when a Subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the Subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the Subaccount, (2) any taxes on income or gains from investments held in the Subaccount, and (3) the mortality and expense risk charge at an annual rate of 1.25%.

VOTING INSTRUCTIONS

        You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested through a Subaccount of the Separate Account. If the law changes and permits us to vote the Fund shares, we may do so.

        If you are a Participant, we determine the number of Fund shares that you may vote by dividing your interest in a Subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the Subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

        Assets held in the Separate Account under a Contract are invested, at the direction of the Owner, in one or more of the following Funds of PENN SERIES FUNDS, INC.:

        MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

        QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal by investing primarily in marketable investment grade debt securities.

        HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risk of loss of income and principal than higher rated securities.

        FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.


        GROWTH STOCK FUND -- seeks long-term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.


        LARGE CAP VALUE FUND-- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

        INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin Countries.


        Independence Capital Management, Inc., Horsham, Pennsylvania, is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. Lord, Abbett & Co. LLC, Jersey City, New Jersey, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Inc., Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund.


        Shares of Penn Series are also sold through other variable annuity and variable life separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company.

READ THE PROSPECTUS OF PENN SERIES FUNDS, INC. CAREFULLY BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

        The Fixed Interest Accounts are part of the Company's general investment account. Interests in the Fixed Interest Accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest

Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT


        Participation in the Contract may be an attractive long-term investment vehicle for many people. The Contract allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the Growth Stock, Large Cap Value, Flexibly Managed, International Equity, Quality Bond, High Yield Bond and Money Market Funds of Penn Series Funds, Inc.


        In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more Fixed Interest Accounts. The Fixed Interest Accounts are funded and guaranteed by Penn Mutual through our general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

        You decide, within Contract limits,

o       how often you make a purchase payment and how much you invest;

o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;

o whether or not to transfer money among the available Funds and Fixed Interest Accounts;

o       the type of annuity that we pay and who receives it;

o       the Beneficiary or Beneficiaries to whom we pay death benefits; and

o       the amount and frequency of withdrawals from the Contract Value.


The Contract has


o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

        The Contract is available to groups of individuals, either as part of a tax-qualified retirement plan or apart from such a plan.

        We may amend the Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

        You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

HOW DO I PARTICIPATE IN A CONTRACT?


        Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application within two business days after we receive it at our administrative office. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.


        The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under a Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.


WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?


        You may choose: (1) an annuity for a specified number of years (not less than 5 or more than 30); (2) a life annuity; (3) a life annuity with payments guaranteed for 10 or 20 years; (4) a joint and survivor annuity; or (5) such other form of annuity as we may agree upon. Your annuity payments will not start until you choose an annuity option.

        You will pay a mortality and expense risk charge during both the Accumulation Period and Annuity Payout Period under the Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

        VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.


        The variable annuity purchase rate assumes an annual net investment return of 4%. If the annual net investment return during the Annuity Payout Period is greater than 4%, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease.


        FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period.

        OTHER INFORMATION. You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date that you select may not be later than the first day of the next month after the Annuitant's 85th birthday.

        If your Participant's Variable Account Value is less than $2,000, we may pay you in a lump sum in place of a variable annuity. Similarly, if your Participant's Fixed Account Value is less than $2,000, we may pay you in a lump sum in place of a fixed annuity. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CERTIFICATE?

        You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Participant.

        If you die prior to the Annuity Date, we will pay your Beneficiary the greater of

        o the sum of all purchase payments, adjusted for withdrawals and contract transfers; or

        o the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value for the valuation period in which proof of death and any other required information is received at our service office.

        The death benefit may be paid in lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

        If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

        If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or apply to become the Participant.

        If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

        For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

        You may transfer amounts from one Subaccount of the Separate Account to another Subaccount of the Separate Account. Within Contract limits, you also may transfer from the Subaccounts of the Separate Account to the Fixed Interest Accounts. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer from a Fixed Interest Account to Subaccounts of the Separate Account or to another Fixed Interest Account. You may make no more than four transfers in a calendar year. No transfers may be made within 30 days of the Annuity Date. A transfer will not be made unless the transfer request is received at our administrative office from you or the agent of record (pursuant to your instructions) and any other applicable requirements are made before the death of the Participant.


        FREQUENT TRADING RISKS. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

        The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

        As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

        FREQUENT TRADING POLICIES. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

        We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

                1. A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.
                2. If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.
                3. Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.


MAY I WITHDRAW ANY OF MY MONEY?

        Prior to the Annuity Date, you may withdraw all or part of your Participant's Variable Account Value and Participant's Fixed Account Value. A partial withdrawal must be at least $250. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

        On the annuity date, you may choose to receive annuity payments for a specified number of years under Option 1 or you may withdraw the present value of your annuity.

        If you do not tell us otherwise, the withdrawal will be taken first from Fixed Interest Account Option B, next from Fixed Interest Account Option A, then pro rata from your interests in the Separate Account, and finally from Fixed Interest Account Option C.

        403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Participant is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among Subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS


        We reserve the right to defer a withdrawal, a transfer of Participant's Variable Account Value or variable annuity payments if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.


WHAT CHARGES DO I PAY?

        The following discussion explains the Contract charges that you pay. Note that you also indirectly pay the expenses of the Funds in which your interests in the Separate Account are invested.

ADMINISTRATION CHARGES

These charges reimburse us for administering the Contracts and the Separate Account.

        o We deduct from your Participant's Variable Account Value an annual contract administration charge of $30. We deduct this charge each year on the date specified in the Contract (and on the date the Participant's Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Participant's Variable Account, pro rata among the Subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGES

        o We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.5% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

        o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

        You pay the mortality and expense risk charges during both the accumulation and variable annuity pay-out phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

        You may pay this charge if you make a full or partial withdrawal of your Participant's Variable Account Value or Participant's Fixed Account Value, or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges.

        If the contingent deferred sales charge applies, it will be 5% of the amount withdrawn. If the withdrawal is made from the Participant's Variable Account Value, the contingent deferred sales charge will be made by canceling Accumulation Units credited to the Participant's Variable Account. If the withdrawal is made from the Participant's Fixed Account Value, the contingent deferred sales charge will be taken from the Participant's Fixed Account. No charge will be made on a withdrawal if the Participant has provided due proof of disability. Further, no charge will be made on that portion of the first withdrawal made during an enrollment year that does not exceed the following percentages of the sum of the Participant's Variable Account Value and the Participant's Fixed Account Value set forth in the following table.

               Participant's Enrollment Year       Percentage
               -----------------------------       ----------
                  Second through Seventh               10%
                          Eighth                       25%
                           Ninth                       50%
                           Tenth                       75%

        No charge will be made on any withdrawal after the Participant has been enrolled for ten years.

        Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted at the Annuity Date, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, they range from 0% to 3.5%. There may be additional penalties incurred if you make withdrawals from the Three Year Guaranteed Account. See MORE INFORMATION ABOUT FIXED INTEREST OPTIONS.

MORE INFORMATION ABOUT THE FIXED INTEREST OPTIONS

GENERAL INFORMATION

        You may allocate or transfer all or part of your Participant's Variable Account to one or more of the following Fixed Interest Accounts:

        (1) (Option A) the One Year Guaranteed Account;

        (2) (Option B) the Fixed Holding Account; or

        (3) (Option C) the Three Year Guaranteed Account.

        The minimum amount for an allocation to the Fixed Holding Account is $50; the minimum for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250.

        We periodically declare an effective annual interest rate applicable to allocations to the Fixed Interest Accounts.

        For each amount allocated to the Fixed Holding Account, interest will be credited at an effective annual interest rate declared by us on the first day of each calendar year. The declared rate of interest will apply through the end of the calendar year in which an allocation is made to the Fixed Holding Account at which time a new rate will be declared by Penn Mutual.

        For each amount allocated to the One Year Guaranteed Account and the Three Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month and thirty-six month periods, as applicable, which begin on the first day of the calendar month in which the allocation is made.

        We guarantee an effective annual rate of interest on allocations to all fixed interest options of not less than 4%. In addition, the Contract provides that the rates declared during the first seven contract years for the One Year Guaranteed Account will not be less than an average of the 3 month and 2 Year U.S. Treasury Bill discount rate from the most recent regularly scheduled auction held before the beginning of the calendar month. If the auction program is discontinued, Penn Mutual will substitute an index which in its opinion is comparable and which is approved by state insurance regulatory authorities. We reserve the right to reduce our guaranteed minimum interest rate if permitted by your state. If required by law, we will notify you in advance of any such change.

        You may transfer money from a Fixed Account to Subaccounts of the Separate Account or to another Fixed Interest Account, in accordance with the terms of the Contract. A premature withdrawal charge may be deducted from the interest earned on any amount that is withdrawn from the Three Year Guaranteed Account. The premature withdrawal charge will be determined by multiplying the premature withdrawal rate by the premature withdrawal amount. The premature withdrawal rate equals one quarter of the most recent effective annual interest rate then applicable to the Three Year Guaranteed Account (i.e., 3 months' interest). The premature withdrawal amount equals (a) minus the greater of (b) or (c) where: (a) is the total amount withdrawn from the Three Year Guaranteed Account; (b) is the amount for which the declared effective annual interest rate has expired in the immediately preceding 25 days (which reflects that you may make withdrawals up to 25 days after the maturity of the Three Year Guaranteed Account without application of the premature withdrawal charge); and (c) is 10% of purchase payments. In no event will the premature withdrawal charge exceed 10% of the amount withdrawn. We may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in Penn Mutual's general account is not feasible.

LOANS UNDER SECTION 403(B) CONTRACTS

        If the Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Certificate loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

        When you borrow, an amount equal to your loan will be transferred, as collateral, from your interests in the Subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 3 percentage points less than the rate of interest that we charge you on the loan. On the anniversary of your becoming a Participant, your interest earned in the Restricted Account will be transferred to your Participant's Variable Account Value in accordance with your current payment allocation instructions.

        Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Penn Series Money Market Subaccount. You may then transfer amounts from the Money Market Subaccount to the other investment options offered under the Contract.

        If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Participant's Variable Account in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to be charged interest. The amount due on the loan will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

        Your right to borrow money under the Contract is limited by the terms of the Contract, the Code and the Employee Retirement Income Security Act of 1974 ("ERISA"). We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, the fiduciary must ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

        The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, particularly as it may affect you, you should consult qualified tax counsel.

        You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

        WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Participant's Variable Account Value and Participant's Fixed Account Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either your grandchild or more than 37 1/2 years younger than you, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

        ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of your cost basis (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

        Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

        EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary; on withdrawals made on or after age 59 1/2; on distributions made after death; and on withdrawals attributable to total and permanent disability.

        TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

        SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. Treasury Department regulations further prescribe diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectus for the underlying funds.

        The IRS and the Treasury Department have stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.


        QUALIFIED PLANS. The Contracts may be used in connection with retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under
Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under
Section 401 of the Code, or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

        For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before participating in a Contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.


        Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Participant elects to the contrary, any amounts that are received under the Contract that Penn Mutual believes are includable in gross income for tax purposes will be subject to withholding to meet federal income tax obligations. The same treatment will apply to distributions from a qualified plan or Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to federal income tax withholding, unless an election is made to make a direct transfer to another eligible retirement plan. Distributions from Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.

DISTRIBUTION ARRANGEMENTS

        Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the contracts. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

        Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

        In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

        Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

        Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

        All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this contract rather than other investment options.

        Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.


FINANCIAL STATEMENTS

        The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS....................................................B-2
    First Variable Annuity Payments..........................................B-2
    Subsequent Variable Annuity Payments.....................................B-2
    Annuity Units............................................................B-2
    Value of Annuity Units...................................................B-2
    Net Investment Factor....................................................B-2
    Assumed Interest Rate....................................................B-3
    Valuation Period.........................................................B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................B-3

DISTRIBUTION OF CONTRACTS AND CERTIFICATES...................................B-3

CUSTODIAN....................................................................B-3

INDEPENDENT AUDITORS.........................................................B-4

LEGAL MATTERS................................................................B-4

FINANCIAL STATEMENTS.........................................................B-4

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        2004             2003             2002             2001             2000
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       22.528   $       22.616   $       22.529   $       21.937   $       20.953
Accumulation Unit Value,
 end of period .................   $       22.462   $       22.528   $       22.616   $       22.529   $       21.937
Number of Accumulation Units
 outstanding, end of period ....          440,650          575,314        1,001,710        1,263,582        1,066,633



                                                                YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        1999             1998             1997             1996             1995
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       20.268   $       19.541   $       18.817   $       18.148   $       17.416
Accumulation Unit Value, end of
 period ........................   $       20.953   $       20.268   $       19.541   $       18.817   $       18.148
Number of Accumulation Units
 outstanding, end of period ....        1,669,670        1,449,199        1,120,603        1,192,388        1,062,385


PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        2004             2003             2002             2001             2000
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       28.234   $       26.926   $       25.898   $       24.078   $       21.769
Accumulation Unit Value,
 end of period .................   $       29.165   $       28.234   $       26.926   $       25.898   $       24.078
Number of Accumulation Units
 outstanding, end of period ....          961,735        1,065,243        1,206,212        1,341,947        1,254,944



                                                                YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        1999             1998             1997             1996             1995
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       22.043   $       20.260   $       18.990   $       18.465   $       15.562
Accumulation Unit Value,
 end of period .................   $       21.769   $       22.043   $       20.260   $       18.990   $       18.465
Number of Accumulation Units
 outstanding, end of period ....        1,612,651        1,665,664        1,497,635        1,664,378        1,869,975

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        2004             2003             2002             2001             2000
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       44.482   $       36.581   $       35.822   $       33.923   $       35.666
Accumulation Unit Value,
 end of period .................   $       48.635   $       44.482   $       36.581   $       35.822   $       33.923
Number of Accumulation Units
 outstanding, end of period ....          583,958          729,334          774,481          877,109          961,997



                                                                YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        1999             1998             1997             1996             1995
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       34.645   $       33.476   $       29.276   $       26.033   $       22.644
Accumulation Unit Value,
 end of period .................   $       35.666   $       34.645   $       33.476   $       29.276   $       26.033
Number of Accumulation Units
 outstanding, end of period ....        1,176,269        1,308,094        1,261,904        1,185,318        1,194,944


PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                               YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        2004             2003             2002             2001             2000
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $      104.894   $       81.754   $       82.027   $       75.311   $       62.396
Accumulation Unit Value, end of
 period ........................   $      122.841   $      104.894   $       81.754   $       82.027   $       75.311
Number of Accumulation Units
 outstanding, end of period ....        2,650,018        2,719,530        2,294,054        3,305,527        3,500,263



                                                               YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        1999             1998             1997             1996             1995
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       58.951   $       56.265   $       49.262   $       42.865   $       35.496
Accumulation Unit Value, end of
 period ........................   $       62.396   $       58.951   $       56.265   $       49.262   $       42.865
Number of Accumulation Units
 outstanding, end of period ....        4,634,490        5,766,014        5,974,993        5,711,843        4,946,240

PENN SERIES GROWTH STOCK FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD FOR QUALIFIED AND NONQUALIFIED RETIREMENT PLANS



                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                               2004                          2003                          2002
                                    ---------------------------   ---------------------------   ---------------------------
                                        QUAL         NON-QUAL         QUAL         NON-QUAL         QUAL         NON-QUAL
                                    ------------   ------------   ------------   ------------   ------------   ------------
Accumulation Unit Value,
 beginning of period ............   $     34.322   $     34.039   $     30.930   $     30.675   $     48.112   $     47.716
Accumulation Unit Value,
 end of period ..................   $     37.930   $     37.617   $     34.322   $     34.039   $     30.930   $     30.675
Number of Accumulation Units
 outstanding, end of  period ....        774,981        234,602        954,642        282,510      1,251,261        334,151



                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                               2001                          2000                          1999
                                    ---------------------------   ---------------------------   ---------------------------
                                        QUAL         NON-QUAL         QUAL         NON-QUAL         QUAL         NON-QUAL
                                    ------------   ------------   ------------   ------------   ------------   ------------
Accumulation Unit Value,
 beginning of period ............   $     65.253   $     64.715   $     89.413   $     88.677   $     67.515   $     66.959
Accumulation Unit Value,
 end of period ..................   $     48.112   $     47.716   $     65.253   $     64.715   $     89.413   $     88.677
Number of  Accumulation Units
 outstanding, end of  period ....      1,366,135        438,677      1,638,918        632,835      1,772,202        665,530



                                                                    YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------------------------
                                               1998                          1997                          1996
                                    ---------------------------   ---------------------------   ---------------------------
                                        QUAL         NON-QUAL         QUAL         NON-QUAL         QUAL         NON-QUAL
                                    ------------   ------------   ------------   ------------   ------------   ------------
Accumulation Unit Value,
 beginning of period ............   $     48.256   $     47.859   $     38.550   $     38.235   $     32.596   $     32.327
Accumulation Unit Value,
 end of period...................   $     67.515   $     66.959   $     48.256   $     47.859   $     38.550   $     38.235
Number of  Accumulation Units
 outstanding, end of  period.....      1,752,036        626,895      1,794,481        617,717      1,830,081        620,903



                                      YEAR ENDED DECEMBER 31,
                                    ---------------------------
                                               1995
                                    ---------------------------
                                        QUAL         NON-QUAL
                                    ------------   ------------
Accumulation Unit Value,
 beginning of period.............   $     26.102   $     25.887
Accumulation Unit Value,
 end of period...................   $     32.596   $     32.327
Number of  Accumulation Units
 outstanding, end of  period.....      1,991,646        674,290



(a)   Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT(a)
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                               YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        2004             2003             2002             2001             2000
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       45.821   $       36.316   $       43.241   $       44.862   $       40.329
Accumulation Unit Value,
 end of period .................   $       51.068   $       45.821   $       36.316   $       43.241   $       44.862
Number of Accumulation Units
 outstanding, end of period ....        1,792,241        2,084,422        2,399,446        2,846,994        3,228,429



                                                               YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        1999             1998             1997             1996             1995
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period ...........   $       41.167   $       38.038   $       30.819   $       24.928   $       18.361
Accumulation Unit Value, end of
 period ........................   $       40.329   $       41.167   $       38.038   $       30.819   $       24.928
Number of Accumulation Units
 outstanding, end of period ....        4,407,110        5,273,048        5,409,879        4,907,784        4,235,839



(a)   Penn Series Value Equity Fund Subaccount prior to May 1, 2000.


PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                               YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        2004             2003             2002             2001             2000
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period............   $       20.410   $       15.556   $       17.491   $       24.641   $       30.678
Accumulation Unit Value,
 end of period...................  $       26.205   $       20.410   $       15.556   $       17.491   $       24.641
Number of Accumulation Units
 outstanding, end of period......       1,934,076        2,184,851        2,481,498        3,049,380        3,568,406



                                                               YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------
                                        1999             1998             1997             1996             1995
                                   --------------   --------------   --------------   --------------   --------------
Accumulation Unit Value,
 beginning of period............   $       21.320   $       18.164   $       16.659   $       14.434   $       12.843
Accumulation Unit Value,
 end of period...................  $       30.678   $       21.320   $       18.164   $       16.659   $       14.434
Number of Accumulation Units
 outstanding, end of period......       3,579,323        3,822,847        4,155,960        4,012,762        3,388,479

PROSPECTUS  --  MAY 1, 2005


INDIVIDUAL ANNUITY CONTRACT WITH VARIABLE BENEFIT PROVISIONS -- FLEXIBLE PURCHASE PAYMENTS

RETIREMENT PLANNER VA

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650

This Prospectus describes an individual fixed and variable annuity contract (the "Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. Under the Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

o allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.


YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE-LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. YOUR PURCHASE PAYMENT WILL BE ALLOCATED TO THE SUBACCOUNTS YOU HAVE SELECTED ON THE DATE WE ISSUE YOUR CONTRACT.

You may obtain a Statement of Additional Information, dated May 1, 2005, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.


The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").


 PENN SERIES FUNDS, INC.                                        MANAGER
      Money Market Fund                                         Independence Capital Management, Inc.
      Limited Maturity Bond Fund                                Independence Capital Management, Inc.
      Quality Bond Fund                                         Independence Capital Management, Inc.
      High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
      Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
      Growth Stock Fund                                         T. Rowe Price Associates, Inc.
      (formerly, Growth Equity Fund)
      Large Cap Value Fund                                      Lord, Abbett & Co. LLC
      Large Cap Growth Fund                                     ABN AMRO Asset Management, Inc.
      Index 500 Fund                                            Wells Capital Management Incorporated
      Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
      Mid Cap Value Fund                                        Neuberger Berman Management Inc.
      Strategic Value Fund                                      Lord, Abbett & Co. LLC
      Small Cap Growth Fund                                     Bjurman, Barry & Associates
      (formerly, Emerging Growth Fund)
      Small Cap Value Fund                                      Goldman Sachs Asset Management, L.P.
      International Equity Fund                                 Vontobel Asset Management, Inc.
      REIT Fund                                                 Heitman Real Estate Securities LLC

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                     MANAGER
      Balanced Portfolio                                        Neuberger Berman Management Inc.

 FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND         MANAGER
      Equity-Income Portfolio                                   Fidelity Management & Research Company
      Growth Portfolio                                          Fidelity Management & Research Company

 FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II      MANAGER
      Asset Manager Portfolio                                   Fidelity Management & Research Company

 VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.           MANAGER
      Emerging Markets Equity (International) Portfolio         Van Kampen


A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The Contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our fixed interest accounts. Your Fixed Interest Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than the minimum rate required by your state.

PROSPECTUS CONTENTS

GLOSSARY .................................................................................5

EXPENSES .................................................................................6

EXAMPLES OF FEES AND EXPENSES............................................................10

CONDENSED FINANCIAL INFORMATION..........................................................10

THE PENN MUTUAL LIFE INSURANCE COMPANY...................................................11

THE SEPARATE ACCOUNT.....................................................................11
         Accumulation Units - Valuation..................................................11
         Voting Instructions.............................................................12
         Investment Options in the Separate Account......................................12
                  Penn Series Funds, Inc. ...............................................12
                  Neuberger Berman Advisers Management Trust.............................13
                  Fidelity Investments' Variable Insurance Products Fund.................13
                  Fidelity Investments' Variable Insurance Products Fund II..............14
                  Van Kampen's The Universal Institutional Funds, Inc. ..................14

THE FIXED INTEREST ACCOUNTS..............................................................14

THE CONTRACT.............................................................................14
         How Do I Purchase a Contract?...................................................15
         What Types of Annuity Payments May I Choose?....................................16
                  Variable Annuity Payments..............................................16
                  Fixed Annuity Payments Under a Contract................................16
                  Other Information......................................................16
         What Are the Death Benefits Under My Contract?..................................16
                  Optional Death Benefit Enhancement Riders..............................17
                  Optional Estate Enhancement Death Benefit Rider........................18
         May I Transfer Money Among Investment Options?..................................19
                  Frequent Trading Risks.................................................19
                  Frequent Trading Policies..............................................20
                  Dollar Cost Averaging..................................................20
                  Automatic Rebalancing..................................................20
                  Additional Information.................................................21
         May I Withdraw Any of My Money?.................................................21
                  Systematic Withdrawals.................................................21
                  403(b) Withdrawals.....................................................21
         Deferment of Payments and Transfers.............................................22
         What Charges Do I Pay?..........................................................22
                  Administration Charges.................................................22
                  Mortality and Expense Risk Charge......................................22
                  Contingent Deferred Sales Charge.......................................22
                  Premium Taxes..........................................................24

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.......................................24
         General Information.............................................................24
         Loans Under Section 403(b) Contracts............................................25

FEDERAL INCOME TAX CONSIDERATIONS........................................................25
         Withdrawals and Death Benefits..................................................25
         Annuity Payments................................................................25
         Early Withdrawals...............................................................26
         Transfers.......................................................................26
         Separate Account Diversification................................................26
         Qualified Plans.................................................................26
         Distribution Arrangements.......................................................27

FINANCIAL STATEMENTS.....................................................................28

STATEMENT OF ADDITIONAL INFORMATION CONTENTS.............................................29

APPENDIX A...............................................................................30

GLOSSARY

        ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

        ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

        ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

        ANNUITANT: The person during whose life annuity payments are made.

        ANNUITY DATE: The date on which annuity payments start.

        ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

        ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

        BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

        CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

        CONTRACT OWNER: The person named in the Contract as the Contract Owner.

        CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Interest Account Value.

        FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Contract in all fixed interest accounts.

        SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

        SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

        VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

        VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.


        WE or US: "We" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

        YOU: "You" means the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments................     None
Maximum Contingent Deferred Sales Charge...............        7%(1)
Transfer Fee...........................................     None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE              $  30(2)
SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge......................     1.25%
Account Fees and Expenses..............................     None
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
 (WITHOUT RIDERS)......................................     1.25%

  OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER
    For Annuitants Age 60 and Under ...................     0.20%(3)
    For Annuitants Age 61 to 70........................     0.30%(4)
    For Annuitants Age 71 to 80 .......................     0.60%(5)

  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES, INCLUDING
   MAXIMUM CHARGE FOR ESTATE ENHANCEMENT
   DEATH BENEFIT RIDER (AS A PERCENTAGE OF VARIABLE
   ACCOUNT VALUE) .....................................     1.85%(6)

OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS(7)        MONTHLY CHARGE PER $1,000 OF BENEFIT
                                                           MINIMUM      MAXIMUM
                                                          ---------    ---------
                                                          $   0.208    $  17.292

----------
(1) You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 9% of the purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See WHAT CHARGES DO I PAY? in this Prospectus.
(2) You pay $30 or 2% of the Variable Account Value, whichever is less. See WHAT CHARGES DO I PAY? in this Prospectus.
(3) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%. See WHAT CHARGES DO I PAY? in this Prospectus.
(4) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%. See WHAT CHARGES DO I PAY? in this Prospectus.
(5) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%. See WHAT CHARGES DO I PAY? in this Prospectus.
(6) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.25% and 1.80%, depending on whether you choose the optional Estate Enhancement Death Benefit Rider and, if you do, the Annuitant's age. See WHAT CHARGES DO I PAY? in this Prospectus.
(7) A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for those riders depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this Prospectus.)

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                           MINIMUM      MAXIMUM
                                                          ---------    ---------
TOTAL ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets,
 including management fees and other expenses) ...........     0.36%(8)     1.71%(9)



----------
(8) The minimum total operating expenses of the funds for the most recent fiscal year was less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep the Index 500 Fund's total operating expenses at 0.25% through July 31, 2004. Thereafter, the Agent voluntarily waived fees and reimbursed expenses to the extent the Index 500 Fund's total operating expenses exceeded 0.35%. With these voluntary waivers, the minimum total operating expenses of the funds for the most recent fiscal year was 0.29%. The Agent may change or eliminate all or part of this voluntary waiver at any time.
(9) After a voluntary fee waiver by the Adviser to the Emerging Markets Equity (International) Fund of a portion of its fee, which would have otherwise been payable by the fund, the maximum total operating expenses of the funds was 1.70%. The adviser may terminate this voluntary waiver at any time at its sole discretion.

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                            TOTAL                        NET
                              MANAGEMENT      OTHER          FUND           FEE          FUND
                                 FEES        EXPENSES      EXPENSES       WAIVERS      EXPENSES
                              ----------    ----------    ----------    ----------    ----------
Money Market ...............        0.20%         0.33%         0.53%         0.00%         0.53%
Limited Maturity Bond ......        0.30%         0.32%         0.62%         0.00%         0.62%
Quality Bond ...............        0.33%         0.29%         0.62%         0.00%         0.62%
High Yield Bond ............        0.50%         0.36%         0.86%         0.00%         0.86%
Flexibly Managed ...........        0.60%         0.25%         0.85%         0.00%         0.85%(1)
Growth Stock ...............        0.65%         0.32%         0.97%         0.00%         0.97%(1)
Large Cap Value ............        0.60%         0.29%         0.89%         0.00%         0.89%(1)
Large Cap Growth ...........        0.55%         0.41%         0.96%         0.00%         0.96%(1)
Index 500 ..................        0.07%         0.29%         0.36%         0.00%         0.36%(4)
Mid Cap Growth .............        0.70%         0.33%         1.03%         0.03%(2)      1.00%(1)
Mid Cap Value ..............        0.55%         0.31%         0.86%         0.00%         0.86%(1)
Strategic Value ............        0.72%         0.42%         1.14%         0.00%         1.14%
Small Cap Growth ...........        0.73%         0.33%         1.06%         0.00%         1.06%
Small Cap Value ............        0.85%         0.32%         1.17%         0.02%(3)      1.15%
International Equity .......        0.85%         0.37%         1.22%         0.00%         1.22%(1)
REIT .......................        0.70%         0.40%         1.10%         0.00%         1.10%



----------
These expenses are for the fiscal year ended December 31, 2004.

(1) Certain sub-advisers have directed certain portfolio trades to a broker. A portion of the commissions paid to that broker has been recaptured by the Funds. The total expenses for the Funds after the recapture were:

        Flexibly Managed                        0.84%
        Growth Stock                            0.96%
        Large Cap Value                         0.86%
        Large Cap Growth                        0.89%
        Mid Cap Growth                          0.91%
        Mid Cap Value                           0.82%
        International Equity                    1.18%

(2) The Administrative and Corporate Services Agent (the "Agent") has contractually agreed to waive its fees and/or reimburse expenses, so long as it serves as the Agent to the Fund, to the extent necessary to keep operating expenses from exceeding 1.00% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(3) The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses, so long as it serves as Adviser to the Fund, to the extent necessary to keep operating expenses from exceeding 1.15% of average daily net assets per year. This agreement continues indefinitely so long as it is approved at least annually by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund.

(4) The Fund's actual total operating expenses for the most recent fiscal year were less than the amount shown above because the Administrative and Corporate Services Agent (the "Agent") voluntarily waived a portion of its fees and/or reimbursed expenses to keep total operating expenses at 0.25% through July 31, 2004. Thereafter, the Agent has voluntarily agreed to waive fees and reimburse expenses to the extent total operating expenses exceed 0.35%. With these voluntary waivers, the Fund's actual total operating expenses for the most recent fiscal year were 0.29%. The Agent may change or eliminate all or part of this voluntary waiver at any time.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                        MANAGEMENT/
                                      ADMINISTRATION        OTHER         TOTAL FUND
                                           FEES            EXPENSES        EXPENSES
                                      ---------------    ------------    ------------
Balanced ..........................              0.85%           0.25%           1.10%


----------


(a)     These expenses are for the fiscal year ended December 31, 2004.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                        MANAGEMENT          OTHER         TOTAL FUND
                                           FEE             EXPENSES        EXPENSES
                                      ---------------    ------------    ------------
Equity-Income .....................              0.47%           0.11%           0.58%
Growth ............................              0.58%           0.10%           0.68%


----------


(a) These expenses are for the fiscal year ended December 31, 2004. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.57% for the Equity-Income Portfolio and 0.65% for the Growth Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                        MANAGEMENT          OTHER         TOTAL FUND
                                           FEE             EXPENSES        EXPENSES
                                      ---------------    ------------    ------------
Asset Manager .....................              0.53%           0.12%           0.65%


----------


(a) These expenses are for the fiscal year ended December 31, 2004. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.64%.


VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (a)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                        MANAGEMENT          OTHER         TOTAL FUND
                                           FEE             EXPENSES        EXPENSES
                                      ---------------    ------------    ------------


Emerging Markets Equity
 (International) ..................              1.25%           0.46%           1.71%(b)

----------


(a)     These expenses are for the fiscal year ended December 31, 2004.
(b) The total expenses for the Emerging Markets Equity (International) Fund after a voluntary fee waiver of 0.01% by the Fund's adviser were 1.70%. The adviser may terminate this voluntary waiver at any time at its sole discretion.


        Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

        You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES

        This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any. The examples do not reflect the deduction of state premium taxes.

        The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

        (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:


                                                                  ONE       THREE      FIVE        TEN
                                                                  YEAR      YEARS      YEARS      YEARS
                                                                --------   --------   --------   --------
                Assuming Maximum Total Annual Fund Expenses     $    946   $  1,405   $  1,924   $  3,423
                Assuming Minimum Total Annual Fund Expenses     $    820   $  1,019   $  1,269   $  2,071


        (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any
                Riders:


                                                                  ONE       THREE       FIVE        TEN
                                                                  YEAR      YEARS       YEARS      YEARS
                                                                --------   --------   --------   --------
                Assuming Maximum Total Annual Fund Expenses     $    302   $    924   $  1,572   $  3,311
                Assuming Minimum Total Annual Fund Expenses     $    166   $    516   $    890   $  1,941


        (3) If you surrender your Contract at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum charge of 0.60%:*


                                                                  ONE       THREE       FIVE        TEN
                                                                  YEAR      YEARS       YEARS      YEARS
                                                                --------   --------   --------   --------
                Assuming Maximum Total Annual Fund Expenses     $  1,001   $  1,570   $  2,198   $  3,957
                Assuming Minimum Total Annual Fund Expenses     $    877   $  1,193   $  1,567   $  2,699


        (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum charge of 0.60%:*


                                                                  ONE       THREE       FIVE        TEN
                                                                  YEAR      YEARS       YEARS      YEARS
                                                                --------   --------   --------   --------
                Assuming Maximum Total Annual Fund Expenses     $    361   $  1,099   $  1,858   $  3,852
                Assuming Minimum Total Annual Fund Expenses     $    227   $    700   $  1,201   $  2,577


----------
* The examples do not reflect charges for the Optional Step-Up Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for the Optional Step-Up Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION


        Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN MUTUAL LIFE INSURANCE COMPANY

        Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

        Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

        o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

        o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


        The financial statements of the subaccounts of the Separate Account for the year ended December 31, 2004 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.


ACCUMULATION UNITS - VALUATION

        Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocations and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

        The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

VOTING INSTRUCTIONS

        You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

        If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.

        MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

        LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

        QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

        HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

        FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.


        GROWTH STOCK FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.


        LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

        LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

        INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

        MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

        MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

        STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.


        SMALL CAP GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.


        SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

        INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

        REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.


        Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. Bjurman, Barry & Associates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

        BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

        Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

        EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

        GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

        Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

        ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

        Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

        EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

        Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

        Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Van Kampen's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

        The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

        The Contract may be an attractive long-term investment vehicle for many people. It allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.

        In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more fixed interest accounts. The fixed interest accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

        You decide, within Contract limits,

        o       how often you make a purchase payment and how much you invest;

        o the Funds and/or fixed interest accounts in which your purchase payments are invested;

        o whether or not to transfer money among the available Funds and fixed interest accounts;

        o       the type of annuity that we pay and who receives it;

        o       the Beneficiary or Beneficiaries to whom we pay death benefits;
                and

        o       the amount and frequency of withdrawals from the Contract Value.

        Your Contract has

        o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

        o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

        We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

        You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?


        Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent as follows: 1) checks sent by mail: The Penn Mutual Life Insurance Company, Payment Processing Center, P.O. Box 9773, Providence, RI 02940-9773, and 2) checks sent by overnight delivery: The Penn Mutual Life Insurance Company, Payment Processing Center, 101 Sabin Street, Pawtucket, RI 02860. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will deposit your purchase payment in a non-interest bearing suspense account, and will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

        For Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Contracts which are not issued in connection with qualified retirement plans is $2,000 and the minimum for each subsequent purchase payment is $1,000. The total purchase payments that you make on a Contract may not exceed $2,000,000 in any calendar year without our consent.


        We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contract.

WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

        You may choose: (1) an annuity for a set number of years (5 to 30 years for a Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option. The shorter the expected length of the annuity period, the larger each payment will be.

        You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

        VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

        Your initial variable annuity payment will be based on the assumed annual net investment return you choose. You will be able to choose an assumed annual net investment return of 3.5% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease. If you choose the 5% assumed rate, your initial payment will be higher, but you will need better investment performance in order to keep annuity payments from declining.

        FIXED ANNUITY PAYMENTS UNDER A CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

        OTHER INFORMATION. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the later of Annuitant's 95th birthday or 10 years after your Contract is issued. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

        You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Contract may not be earlier than the first Contract anniversary.

        If the Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

        You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

        Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greater of

        o the sum of all purchase payments, adjusted for forfeitures, withdrawals and contract transfers, or

        o the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at our administrative office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

        The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

        If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

        If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or elect to become the Contract Owner. If the spouse elects to become the Contract Owner and continue the Contract, the Contract Value will equal the death benefit due on the annuitant's death, including any amounts due under any Optional Death Benefit Enhancement Rider or Estate Enhancement Death Benefit Rider. Thereafter, the continued Contract will not have a Guaranteed Minimum Death Benefit nor will any Optional Death Benefit Riders be available.

        If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

        OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS. If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase a death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

        We offer two different death benefit enhancement riders: the Rising Floor Death Benefit Enhancement Rider and the Step-Up Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The riders are payable through age 95. The Death Benefit Enhancement from either of these riders is limited to $1 million.

        Rising Floor Death Benefit Enhancement Rider. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the Contract Date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account. After the Contract Anniversary on which you are age 79, the Death Benefit Enhancement remains level through age 95, at which time it is no longer payable.

        On the first day of the calendar month following the Contract Date, the Minimum Death Benefit Amount equals purchase payments paid into the Variable Account minus withdrawals taken from the Variable Account.

        On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

        (a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5%;

        (b) is purchase payments paid into the Variable Account during the prior calendar month; and

        (c) is an adjustment for withdrawals taken from the Variable Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

Because the Minimum Death Benefit Amount under this rider is calculated based upon the allocations to the Variable Account, increasing your purchase payments allocated to the Variable Account will increase the value of the Minimum Death Benefit Amount.

        Step-Up Death Benefit Enhancement Rider. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary before age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

        On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

        On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

        (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

        (2)     the Variable Account Value on the current Contract Anniversary.

The Minimum Death Benefit Amount under this rider is based on the Variable Account Value. Accordingly, the amount of the premiums allocated to the Variable Account and investment experience are the factors which affect the Minimum Death Benefit Amount.

        We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

        Treatment of Transfers. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. The enhanced death benefit riders will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

        Charge. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

        For information on the cost of the death benefit enhancement riders, see WHAT CHARGES DO I PAY? in this Prospectus.

        OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

        The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80 at date of issue of the Contract.

        Example 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

        Example 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $240,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

        For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.

        For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

        You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the fixed interest accounts. You may transfer from a fixed interest account to subaccounts of the Separate Account or to another fixed interest account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

        If you own a Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.


        FREQUENT TRADING RISKS. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Contract Owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

        The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

        As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. As a result of these limitations, some Contract Owners may be able to engage in frequent trading, while other Contract Owners will bear the affects of such frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

        FREQUENT TRADING POLICIES. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

        We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps will be taken on a uniform basis:

            1. A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.
            2. If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.
            3. Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased.

        DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($50 minimum per account). You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, or the Quality Bond Subaccount. Instead of one of the three variable Subaccounts, you may dollar cost average from a six month dollar cost averaging account. This account is only available for new purchase payments and is not available if you already have a dollar cost averaging program in effect. If you stop the program while in the six month dollar cost averaging account, any money left in the account will be transferred in accordance with your instructions.


        AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages and is available if your Contract Value is at least $10,000. Because the value of your subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

        Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs. Transfers under the dollar cost averaging and automatic rebalancing programs are not counted against your transfer limitations of no more than two transfers per month and no more than twelve per year as set forth above.

        ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

        A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

MAY I WITHDRAW ANY OF MY MONEY?

        Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

        o A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

        o After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

        o If you do not tell us otherwise, the withdrawal will first be taken pro rata from the Variable Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.


        SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not exhausted your 10% free withdrawal amount in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your free withdrawal amount, and the minimum monthly amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

        403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan, may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

        We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

        The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

        These charges reimburse us for administering the Contract and the Separate Account.

        o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGE

        o We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

        o We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

        You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

        This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

        The following table shows the schedule of the contingent deferred sales charge that will apply to the amount withdrawn, after allowing for the free withdrawals described below.

            WITHDRAWAL DURING                       DEFERRED SALES CHARGE AS A
              CONTRACT YEAR                       PERCENTAGE OF AMOUNT WITHDRAWN
            -----------------                     ------------------------------
                    1                                         7.0%
                    2                                         6.0%
                    3                                         5.0%
                    4                                         4.0%
                    5                                         3.5%
                    6                                         3.0%
                    7                                         2.5%
                    8                                         2.0%
                    9                                         1.5%
                   10                                         1.0%
               11 and later                                 No Charge

        Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 9% of the total of all purchase payments credited to the Separate Account.

        FREE WITHDRAWALS. The following withdrawals may be made free of the contingent deferred sales charge.

o Medically Related Withdrawal. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

o Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

        The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

        DEATH BENEFIT ENHANCEMENT RIDERS (OPTIONAL). We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

        The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Death Benefit Enhancement Rider or the Step-Up Death Benefit Enhancement Rider.

              Attained Age          Monthly Charge per $1,000 of Benefit
              ------------          ------------------------------------
              Less than 40                      $    0.208
                  40-44                              0.208
                  45-49                              0.333
                  50-54                              0.458
                  55-59                              0.708
                  60-64                              1.083
                  65-69                              1.667
                  70-74                              2.708
                  75-79                              4.250
                  80-84                              7.083
                  85-89                             11.000
                  90-94                             17.292

        ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL). For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

        The charge for the estate enhancement death benefit rider will be made on each Contract Anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

PREMIUM TAXES

        Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

        You may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the One Year Guaranteed Account; (2) the Three Year Guaranteed Account; (3) the Five Year Guaranteed Account; and (4) the Seven Year Guaranteed Account. The minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee that the effective annual rate of interest on allocations to all fixed interest options will not be less than the minimum rate required by your state.

        You may transfer all or a portion of amounts in a fixed interest option of the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account during the 25 days following the expiration of the declared interest rate period for the option. The minimum transfer is $250. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

LOANS UNDER SECTION 403(B) CONTRACTS

        If your Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

        When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

        Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts to the other investment options offered under the Contract.

        If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

        Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

        The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

        You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.


        WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either more than 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.


        ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

        Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

        EARLY WITHDRAWALS. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on


        o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;


        o       withdrawals made on or after age 59 1/2;

        o       distributions made after death; and

        o       withdrawals attributable to total and permanent disability.

        TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

        SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

        The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

        QUALIFIED PLANS. The Contract may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

        For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

        Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a Section 457 eligible deferred compensation plan are wages subject to general income tax withholding requirements.


        This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.


DISTRIBUTION ARRANGEMENTS

        Penn Mutual has a distribution agreement with Hornor, Townsend & Kent, Inc. ("HTK") to act as principal underwriter for the distribution and sale of the contracts. HTK is affiliated with Penn Mutual and is located at 600 Dresher Road, suite C1C, in Horsham, Pennsylvania, 19044. HTK sells the contracts through its sales representatives. HTK has also entered into selling agreements with other broker-dealers who in turn sell the contracts through their sales representatives. HTK is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

        Penn Mutual enters into selling agreements with HTK and other broker-dealers whose registered representatives are authorized by state insurance and securities departments to solicit applications for the contracts. Sales and renewal compensation are paid to these broker-dealers for soliciting applications as premium-based commission, asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two. Premium-based commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

        In addition to or partially in lieu of commission, Penn Mutual may also make override payments and pay expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset broker-dealer expenses in connection with activities they are required to perform, such as educating personnel and maintaining records. Registered representatives may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

        Such additional compensation may give Penn Mutual greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford Penn Mutual a "preferred" status at the recipient broker-dealer (along with other product vendors that provide similar support) and offer some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that otherwise influences the way that the broker-dealer and the registered representative market the contracts.

        Finally, within certain limits imposed by the NASD, registered representatives who are associated with HTK, as a Penn Mutual broker-dealer affiliate, may qualify for sales incentive programs and other benefits sponsored by Penn Mutual. These HTK registered representatives are also agents of Penn Mutual and upon achievement of specified annual sales goals may be eligible for compensation in addition to the amounts stated above, including bonuses, fringe benefits, financing arrangements, conferences, trips, prizes and awards.

        All of the compensation described in this section, and other compensation or benefits provided by Penn Mutual or its affiliates, may be more or less than the overall compensation on similar or other products and may influence your registered representative or broker-dealer to present this contract rather than other investment options.

        Individual registered representatives typically receive a portion of the compensation that is paid to the broker-dealer in connection with the contract, depending on the agreement between the registered representative and their broker-dealer firm. Penn Mutual is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your registered representative how he/she will be compensated for the transaction.


FINANCIAL STATEMENTS

        The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contract.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS.................................................B-2
    First Variable Annuity Payments ......................................B-2
    Subsequent Variable Annuity Payments .................................B-2
    Annuity Units ........................................................B-2
    Value of Annuity Units ...............................................B-2
    Net Investment Factor ................................................B-2
    Assumed Interest Rate ................................................B-3
    Valuation Period .....................................................B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES.................................B-3

DISTRIBUTION OF CONTRACTS.................................................B-3

CUSTODIAN ................................................................B-3

INDEPENDENT AUDITORS .....................................................B-4

LEGAL MATTERS ............................................................B-4

FINANCIAL STATEMENTS .....................................................B-4

                                   APPENDIX A

        This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         22.482
Accumulation Unit Value,
 end of period .........................         22.462
Number of Accumulation
 Units outstanding, end of period .......       440,650

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period....................         14.773
Accumulation Unit Value,
 end of period .........................         14.891
Number of Accumulation
 Units outstanding, end of period ......        377,834

PENN SERIES QUALITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         28.198
Accumulation Unit Value,
 end of period .........................         29.165
Number of Accumulation
 Units outstanding, end of period ......        961,735

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value, beginning
 of period .............................         44.989
Accumulation Unit Value,
 end of period .........................         48.635
Number of Accumulation
 Units outstanding, end of period ......        583,958

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................        106.362
Accumulation Unit Value,
 end of period ......... ...............        122.841
Number of Accumulation
 Units outstanding, end of period.......      2,650,018

PENN SERIES GROWTH STOCK FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         33.932
Accumulation Unit Value,
 end of period .........................         37.930
Number of Accumulation
 Units outstanding, end of period ......        774,981

----------
(a)     Penn Series Growth Equity Fund Subaccount prior to August 1, 2004.

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value, beginning
 of period .............................         45.554
Accumulation Unit Value,
 end of period .........................         51.068
Number of Accumulation
 Units outstanding, end of period ......      1,792,241

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         10.418
Accumulation Unit Value,
 end of period .........................         11.142
Number of Accumulation
 Units outstanding, end of period ......        378,789

PENN SERIES INDEX 500 FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         13.854
Accumulation Unit Value,
 end of period .........................         15.177
Number of Accumulation
 Units outstanding, end of period ......      2,823,090

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         12.547
Accumulation Unit Value,
 end of period .........................         14.240
Number of Accumulation
 Units outstanding, end of period ......      1,073,658

PENN SERIES MID CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of Period ...................         19.388
Accumulation Unit Value,
 end of period .........................         22.876
Number of Accumulation
 Units outstanding, end of period ......      1,174,771

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         11.009
Accumulation Unit Value,
 end of period .........................         12.894
Number of Accumulation
 Units outstanding, end of period ......        308,103

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT (a)
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         25.003
Accumulation Unit Value,
 end of period .........................         27.527
Number of Accumulation
 Units outstanding, end of period ......      1,171,164

(a)     Penn Series Emerging Growth Fund Subaccount prior to August 1, 2004.

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         26.052
Accumulation Unit Value,
 end of period .........................         29.261
Number of Accumulation
 Units outstanding, end of period ......      1,374,755

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         21.042
Accumulation Unit Value,
 end of period .........................         26.205
Number of Accumulation
 Units outstanding, end of period ......      1,934,076

PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         11.866
Accumulation Unit Value,
 end of period .........................         16.418
Number of Accumulation
 Units outstanding, end of period ......        361,613

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         17.130
Accumulation Unit Value,
 end of period .........................         18.590
Number of Accumulation
 Units outstanding, end of period ......        785,717

FIDELITY INVESTMENTS' VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         20.867
Accumulation Unit Value,
 end of period .........................         23.026
Number of Accumulation
 Units outstanding, end of period ......      1,968,672

FIDELITY INVESTMENTS' VIP GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         20.116
Accumulation Unit Value,
 end of period .........................         21.102
Number of Accumulation
 Units outstanding, end of period ......      3,056,129

FIDELITY INVESTMENTS' VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................         17.708
Accumulation Unit Value,
end of period ..........................         18.430
Number of Accumulation
 Units outstanding, end of period ......        554,035

VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period

                                            YEAR ENDED
                                           DECEMBER 31,
                                              2004
                                           ------------
Accumulation Unit Value,
 beginning of period ...................          9.478
Accumulation Unit Value,
 end of period .........................         11.649
Number of Accumulation
 Units outstanding, end of period ......        717,172

STATEMENT OF ADDITIONAL INFORMATION  -  MAY 1, 2005


RETIREMENT PLANNER VA/DIVERSIFIER II/OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 o TELEPHONE (800) 523-0650


This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Retirement Planner VA or the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current Prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, each dated May 1, 2005. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172, visit our web site at www.pennmutual.com or call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.


TABLE OF CONTENTS

VARIABLE ANNUITY PAYMENTS
First Variable Annuity Payments..............................................B-2
Subsequent Variable Annuity Payments.........................................B-2
Annuity Units................................................................B-2
Value of Annuity Units.......................................................B-2
Net Investment Factor........................................................B-2
Assumed Interest Rate........................................................B-3
Valuation Period.............................................................B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES ...................................B-3

DISTRIBUTION OF CONTRACTS ...................................................B-3

CUSTODIAN ...................................................................B-3


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................B-4


LEGAL MATTERS ...............................................................B-4

FINANCIAL STATEMENTS ........................................................B-4

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENTS

        When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Retirement Planner VA are based on the 1983 Individual Annuity Mortality Tables, with a choice between assumed interest rates of 3.5% and 5%. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

        The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

        The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

        For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

        The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior valuation period multiplied by the net investment factor for the Subaccount for the valuation period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

NET INVESTMENT FACTOR

        For any Subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (a) IS:

        The net asset value per share of the mutual fund held in the Subaccount, as of the end of the valuation period plus

        The per share value of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period plus or minus

        A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (b) IS:

        The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior valuation period plus or minus

        The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (c) IS:

        The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

ASSUMED INTEREST RATE

        Except for the Retirement Planner VA, a 4% assumed interest rate is included in the annuity tables in the contracts. The Retirement Planner VA offers a choice of 3.5% or 5% assumed interest rates. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

VALUATION PERIOD

        Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

        The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS


        Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2004, 2003 and 2002 the Company paid commissions to HTK of approximately $56,091, $72,645 and $72,223 respectively.


        The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

        The Company is custodian of the assets held in the Separate Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

        PricewaterhouseCoopers LLP serves as independent registered public accounting firm of the Company and the Separate Account. Their offices are located at 2001 Market Street, Suite 1700, Philadelphia, PA 19103.


LEGAL MATTERS

        Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

FINANCIAL STATEMENTS

        The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                                     MONEY            QUALITY          HIGH YIELD
                                                                   TOTAL          MARKET FUND+      BOND FUND+         BOND FUND+
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................                          25,259,288         7,956,458         6,767,430
Cost ......................................................   $ 1,504,632,703   $    25,259,288   $    83,854,005   $    57,455,846

ASSETS:
Investments at market value ...............................   $ 1,652,331,096   $    25,259,288   $    83,861,067   $    53,530,372
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $ 1,652,331,096   $    25,259,288   $    83,861,067   $    53,530,372
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     MONEY            QUALITY          HIGH YIELD
                                                                   TOTAL          MARKET FUND+      BOND FUND+         BOND FUND+
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $    25,834,278   $       256,772   $     3,441,834   $     3,900,064
EXPENSE:
Mortality and expense risk charges ........................        18,601,897           406,476         1,012,196           655,468
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................         7,232,381          (149,704)        2,429,638         3,244,596
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....           202,808                 -           264,965        (1,442,371)
Realized gains distributions ..............................        65,675,046                 -               376                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..        65,877,854                 -           265,341        (1,442,371)

Net change in unrealized appreciation (depreciation)
 of investments ...........................................       110,234,290                 -          (116,471)        2,945,888
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .       176,112,144                 -           148,870         1,503,517
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $   183,344,525   $      (149,704)  $     2,578,508   $     4,748,113
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                                   LARGE CAP         FLEXIBLY
                                                               GROWTH STOCK          VALUE            MANAGED        INTERNATIONAL
                                                                   FUND+*            FUND+             FUND+         EQUITY FUND+
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         4,120,153         7,049,856        23,233,657         4,109,892
Cost ......................................................   $    81,373,136   $    98,870,406   $   448,643,073   $    57,773,147

ASSETS:
Investments at market value ...............................   $    50,595,473   $   130,069,852   $   603,145,736   $    73,895,865
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    50,595,473   $   130,069,852   $   603,145,736   $    73,895,865
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                   LARGE CAP         FLEXIBLY
                                                               GROWTH STOCK          VALUE            MANAGED        INTERNATIONAL
                                                                   FUND+*            FUND+             FUND+         EQUITY FUND+
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $       218,004   $     1,748,042   $    10,374,707   $       394,673
EXPENSE:
Mortality and expense risk and administration charges .....           626,648         1,542,090         6,261,305           770,077
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................          (408,644)          205,952         4,113,402          (375,404)
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....        (8,311,484)        5,638,922        12,469,811         1,129,656
Realized gains distributions ..............................                 -         7,534,443        32,591,373                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..        (8,311,484)       13,173,365        45,061,184         1,129,656

Net change in unrealized appreciation (depreciation)
 of investments ...........................................        13,830,591           346,757        35,559,174        15,870,089
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .         5,519,107        13,520,122        80,620,358        16,999,745
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $     5,110,463   $    13,726,074   $    84,733,760   $    16,624,341
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Formerly named Growth Equity Fund prior to 8/1/2004
**          Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                 SMALL CAP         SMALL CAP          LIMITED
                                                                   VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                                   FUND+            FUND+**            FUND+             FUND+
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         4,936,946         2,882,431         2,250,245        10,431,671
Cost ......................................................   $    74,740,606   $    72,583,850   $    23,846,362   $    96,442,360

ASSETS:
Investments at market value ...............................   $    83,681,235   $    55,169,724   $    23,515,056   $    87,000,138
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    83,681,235   $    55,169,724   $    23,515,056   $    87,000,138
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 SMALL CAP         SMALL CAP          LIMITED
                                                                   VALUE            GROWTH         MATURITY BOND       INDEX 500
                                                                   FUND+            FUND+**            FUND+             FUND+
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $        23,974   $             -   $       795,439   $     1,385,226
EXPENSE:
Mortality and expense risk charges ........................           959,658           677,243           289,783         1,021,545
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................          (935,684)      (677,243.00)          505,656           363,681
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....         3,125,225        (4,340,610)          108,146        (2,509,569)
Realized gains distributions ..............................        15,954,599                 -                 -                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..        19,079,824        (4,340,610)          108,146        (2,509,569)

Net change in unrealized appreciation (depreciation)
 of investments ...........................................        (8,340,275)        9,092,113          (368,531)        9,507,561
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .        10,739,549         4,751,503          (260,385)        6,997,992
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $     9,803,865   $     4,074,260   $       245,271   $     7,361,673
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                  MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                                  GROWTH             VALUE            GROWTH             VALUE
                                                                   FUND+             FUND+             FUND+             FUND+
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         4,954,690         3,735,164         1,537,543         1,278,775
Cost ......................................................   $    38,226,694   $    42,866,869   $    15,554,845   $    13,520,511

ASSETS:
Investments at market value ...............................   $    34,930,568   $    51,433,208   $    16,543,958   $    16,508,987
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    34,930,568   $    51,433,208   $    16,543,958   $    16,508,987
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                  MID CAP           MID CAP          LARGE CAP         STRATEGIC
                                                                  GROWTH             VALUE            GROWTH             VALUE
                                                                   FUND+             FUND+             FUND+             FUND+
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $             -   $       182,188   $        81,041   $        58,727
EXPENSE:
Mortality and expense risk and administration charges .....           412,473           564,004           164,523           138,925
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................          (412,473)         (381,816)          (83,482)          (80,198)
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....        (2,355,259)        2,107,851           273,644           484,517
Realized gains distributions ..............................                 -         7,157,621           900,965           217,750
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..        (2,355,259)        9,265,472         1,174,609           702,267

Net change in unrealized appreciation (depreciation)
 of investments ...........................................         5,865,603           410,279           (49,661)        1,939,727
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .         3,510,344         9,675,751         1,124,948         2,641,994
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $     3,097,871   $     9,293,935   $     1,041,466   $     2,561,796
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Formerly named Growth Equity Fund prior to 8/1/2004
**          Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                   REIT             BALANCED       EQUITY INCOME         GROWTH
                                                                   FUND+          PORTFOLIO++       PORTFOLIO+++      PORTFOLIO+++
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         1,270,412         2,770,081         3,067,290         3,093,269
Cost ......................................................   $    15,551,147   $    41,284,891   $    64,287,168   $   111,007,537

ASSETS:
Investments at market value ...............................   $    18,205,011   $    26,703,581   $    77,817,156   $    99,015,538
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    18,205,011   $    26,703,581   $    77,817,156   $    99,015,538
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   REIT             BALANCED       EQUITY INCOME         GROWTH
                                                                   FUND+          PORTFOLIO++       PORTFOLIO+++      PORTFOLIO+++
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $       471,457   $       336,978   $     1,145,921   $       277,767
EXPENSE:
Mortality and expense risk charges ........................           154,102           344,858           931,004         1,295,650
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................           317,355            (7,880)          214,917        (1,017,883)
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....           722,555        (4,921,908)        1,679,525        (2,948,323)
Realized gains distributions ..............................           978,534                 -           273,747                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..         1,701,089        (4,921,908)        1,953,272        (2,948,323)

Net change in unrealized appreciation (depreciation)
 of investments ...........................................         1,762,402         7,007,003         5,153,596         5,675,059
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .         3,463,491         2,085,095         7,106,868         2,726,736
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $     3,780,846   $     2,077,215   $     7,321,785   $     1,708,853
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                                   EMERGING
                                                                                MARKETS EQUITY     V.I. CAPITAL          HIGH
                                                               ASSET MANAGER        (INT'L)         APPRECIATION      INCOME BOND
                                                                PORTFOLIO+++     PORTFOLIO++++         FUND #         FUND II ##
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         1,244,834         1,378,446             5,816           289,069
Cost ......................................................   $    19,431,591   $    14,598,317   $       121,890   $     2,277,786

ASSETS:
Investments at market value ...............................   $    18,485,779   $    15,231,832   $       131,963   $     2,370,366
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $    18,485,779   $    15,231,832   $       131,963   $     2,370,366
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                   EMERGING
                                                                                MARKETS EQUITY     V.I. CAPITAL          HIGH
                                                               ASSET MANAGER        (INT'L)         APPRECIATION      INCOME BOND
                                                                PORTFOLIO+++     PORTFOLIO++++         FUND #         FUND II ##
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $       499,490   $     88,312.00   $             -   $       114,271
EXPENSE:
Mortality and expense risk and administration charges .....           231,691           165,451          1,782.00           (17,009)
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................           267,799           (77,139)        (1,782.00)          131,280
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....          (382,908)         (650,309)           (4,926)           65,255
Realized gains distributions ..............................                 -                 -                                   -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..          (382,908)         (650,309)           (4,926)           65,255

Net change in unrealized appreciation (depreciation)
 of investments ...........................................           871,831         3,200,146            (4,292)          (28,490)
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .           488,923         2,549,837            (9,218)           36,765
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $       756,722   $     2,472,698   $       (11,000)  $       168,045
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Formerly named Growth Equity Fund prior to 8/1/2004
**          Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                 FINANCIAL
                                                                 SERVICES         HEALTH CARE         MEKROS             NOVA
                                                                  FUND###           FUND###           FUND###           FUND###
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................             2,366             2,474            20,587            38,496
Cost ......................................................   $        65,003   $        60,383   $       620,715   $       311,052

Investments at market value ...............................   $        71,866   $        62,990   $       692,769   $       317,979
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $        71,866   $        62,990   $       692,769   $       317,979
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 FINANCIAL
                                                                  SERVICES        HEALTH CARE         MEKROS             NOVA
                                                                  FUND###           FUND###           FUND###           FUND###
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $           260   $             -   $             -   $            24
EXPENSE:
Mortality and expense risk charges ........................               444            605.12           (13,835)           10,480
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................              (184)          (605.12)           13,835           (10,456)
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....            (1,929)          (32,474)          (14,786)           36,719
Realized gains distributions ..............................                 -               177             6,914                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..            (1,929)          (32,297)           (7,872)           36,719

Net change in unrealized appreciation (depreciation)
 of investments ...........................................             6,834             2,443            72,011           (22,149)
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .             4,905           (29,854)           64,139            14,570
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $         4,721   $       (30,459)  $        77,974   $         4,114
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                                                                                    U.S. GOVERNMENT
                                                                    OTC            TECHNOLOGY           URSA              BOND
                                                                  FUND###           FUND###           FUND###           FUND###
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................            32,771            12,579                 -            35,572
Cost ......................................................   $       437,312   $       158,695   $             -   $       421,000

ASSETS:
Investments at market value ...............................   $       471,573   $       169,823   $             -   $       422,597
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $       471,573   $       169,823   $             -   $       422,597
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    U.S. GOVERNMENT
                                                                    OTC            TECHNOLOGY           URSA              BOND
                                                                  FUND###           FUND###           FUND###           FUND###
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $             -   $             -   $             -   $        16,258
EXPENSE:
Mortality and expense risk and administration charges .....             1,253              (345)              235             1,639
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................            (1,253)              345              (235)           14,619
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....           (12,924)             (327)           (9,236)           13,362
Realized gains distributions ..............................                 -               576                 -            39,734
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..           (12,924)              249            (9,236)           53,096

Net change in unrealized appreciation (depreciation)
 of investments ...........................................            28,286            11,323               977            (7,698)
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .            15,362            11,572            (8,259)        45,398.00
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $        14,109   $        11,917   $        (8,494)  $        60,017
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Formerly named Growth Equity Fund prior to 8/1/2004
**          Formerly named Emerging Growth Fund prior to 8/1/2004

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF NET ASSETS - DECEMBER 31, 2004

                                                              U.S. GOVERNMENT                      EQUITY INCOME     INTERNATIONAL
                                                                MONEY MARKET        UTILITES        PORTFOLIO II         STOCK
                                                                  FUND###           FUND###             ####        PORTFOLIO #####
                                                              ---------------   ---------------   ---------------   ---------------
INVESTMENT IN FUND SHARES
Number of Shares ..........................................         1,992,298             3,516            42,436             1,468
Cost ......................................................   $     1,992,298   $        56,161   $       921,155   $        17,604

ASSETS:
Investments at market value ...............................   $     1,992,298   $        60,973   $       946,739   $        19,736
                                                              ---------------   ---------------   ---------------   ---------------
NET ASSETS ................................................   $     1,992,298   $        60,973   $       946,739   $        19,736
                                                              ===============   ===============   ===============   ===============

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2004

                                                              U.S. GOVERNMENT                      EQUITY INCOME     INTERNATIONAL
                                                                MONEY MARKET        UTILITES        PORTFOLIO II         STOCK
                                                                  FUND###           FUND###             ####        PORTFOLIO #####
                                                              ---------------   ---------------   ---------------   ---------------
NET INVESTMENT INCOME (LOSS):
Dividends .................................................   $         8,039   $         3,406   $        11,197   $           207
EXPENSE:
Mortality and expense risk charges ........................           (10,002)              105             1,402               (27)
                                                              ---------------   ---------------   ---------------   ---------------
Net investment income (loss) ..............................            18,041             3,301             9,795               234
                                                              ---------------   ---------------   ---------------   ---------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund shares ....                 -             5,870            17,943            (1,815)
Realized gains distributions ..............................                 -                 -            18,237                 -
                                                              ---------------   ---------------   ---------------   ---------------
Net realized gains (losses) from investment transactions ..                 -             5,870            36,180            (1,815)

Net change in unrealized appreciation (depreciation)
 of investments ...........................................                 -             3,676            14,411            (5,923)
                                                              ---------------   ---------------   ---------------   ---------------
Net realized and unrealized gains (losses) on investments .                 -             9,546            50,591            (7,738)
                                                              ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..........................................   $        18,041   $        12,847   $        60,386   $        (7,504)
                                                              ===============   ===============   ===============   ===============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                                              TOTAL
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $       7,232,381    $       7,084,628
     Net realized gains (losses) from
      investment transactions .............................................          65,877,854          (16,689,467)
     Net change in unrealized appreciation
      (depreciation) of investments .......................................         110,234,290          293,865,350
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................         183,344,525          284,260,511
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................         188,459,060          120,918,984
     Surrender benefits ...................................................        (136,216,908)        (104,999,353)
     Net transfers ........................................................          38,607,216           30,982,185
     Considerations for supplementary contracts with life contingency .....                   -              255,781
     Payments for supplementary contracts with life contingency ...........             (58,137)             (49,744)
     Contract administration charges ......................................          (2,017,191)          (1,170,238)
     Annuity benefits .....................................................         (36,521,158)         (22,245,479)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          52,252,882           23,692,136
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................         235,597,407          307,952,647

NET ASSETS:
  Beginning of year .......................................................       1,416,733,689        1,108,781,042
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $   1,652,331,096    $   1,416,733,689
                                                                              =================    =================

                                                                                        MONEY MARKET FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (149,704)   $        (182,760)
     Net realized gains (losses) from
      investment transactions .............................................                   -                    -
     Net change in unrealized appreciation
      (depreciation) of investments .......................................                   -                    -
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................            (149,704)            (182,760)
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................          10,812,841            4,551,072
     Surrender benefits ...................................................          (6,852,707)         (11,371,375)
     Net transfers ........................................................          (8,715,229)         (21,066,206)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........              (1,719)              (1,781)
     Contract administration charges ......................................             (57,386)             (47,678)
     Annuity benefits .....................................................            (791,690)          (2,006,433)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          (5,605,890)         (29,942,401)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (5,755,594)         (30,125,161)

NET ASSETS:
  Beginning of year .......................................................          31,014,882           61,140,043
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      25,259,288    $      31,014,882
                                                                              =================    =================

                                                                                       QUALITY BOND FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $       2,429,638    $       2,482,498
     Net realized gains (losses) from
      investment transactions .............................................             265,341            1,237,597
     Net change in unrealized appreciation
      (depreciation) of investments .......................................            (116,471)            (174,897)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................           2,578,508            3,545,198
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................          11,640,779            8,488,223
     Surrender benefits ...................................................          (6,321,808)          (5,646,025)
     Net transfers ........................................................          (2,963,510)           4,487,017
     Considerations for supplementary contracts with life contingency .....                   -               18,862
     Payments for supplementary contracts with life contingency ...........              (1,519)              (1,552)
     Contract administration charges ......................................            (126,993)             (57,975)
     Annuity benefits .....................................................          (2,425,419)          (2,207,969)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................            (198,470)           5,080,581
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           2,380,038            8,625,779

NET ASSETS:
  Beginning of year .......................................................          81,481,029           72,855,250
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      83,861,067    $      81,481,029
                                                                              =================    =================

                                                                                       HIGH YIELD BOND FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $       3,244,596    $       3,330,403
     Net realized gains (losses) from
      investment transactions .............................................          (1,442,371)             321,369
     Net change in unrealized appreciation
      (depreciation) of investments .......................................           2,945,888            4,910,027
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................           4,748,113            8,561,799
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           5,799,280            4,290,121
     Surrender benefits ...................................................          (4,265,605)          (3,587,019)
     Net transfers ........................................................          (1,032,464)           4,090,354
     Considerations for supplementary contracts with life contingency .....                   -               27,745
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (64,947)             (36,736)
     Annuity benefits .....................................................          (2,566,742)            (838,466)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (2,130,478)           3,945,999
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           2,617,635           12,507,798

NET ASSETS:
  Beginning of year .......................................................          50,912,737           38,404,939
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      53,530,372    $      50,912,737
                                                                              =================    =================

                                                                                        GROWTH STOCK FUND+*
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (408,644)   $        (657,756)
     Net realized gains (losses) from
      investment transactions .............................................          (8,311,484)         (10,422,765)
     Net change in unrealized appreciation
      (depreciation) of investments .......................................          13,830,591           16,433,254
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................           5,110,463            5,352,733
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           2,702,597            2,011,351
     Surrender benefits ...................................................          (6,197,704)          (4,303,832)
     Net transfers ........................................................          (3,329,748)          (4,791,537)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (70,795)             (71,115)
     Annuity benefits .....................................................            (811,221)            (701,312)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (7,706,871)          (7,856,445)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (2,596,408)          (2,503,712)

NET ASSETS:
  Beginning of year .......................................................          53,191,881           55,695,593
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      50,595,473    $      53,191,881
                                                                              =================    =================

                                                                                       LARGE CAP VALUE FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         205,952    $         361,841
     Net realized gains (losses) from
      investment transactions .............................................          13,173,365              211,972
     Net change in unrealized appreciation
      (depreciation) of investments .......................................             346,757           25,508,490
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from operations ................................................          13,726,074           26,082,303
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           7,291,949            7,051,556
     Surrender benefits ...................................................         (11,950,298)          (9,431,860)
     Net transfers ........................................................          (1,876,397)          (2,566,025)
     Considerations for supplementary contracts with life contingency .....                   -               22,564
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................            (136,548)            (106,333)
     Annuity benefits .....................................................          (1,837,252)          (1,767,015)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (8,508,546)          (6,797,113)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           5,217,528           19,285,190

NET ASSETS:
  Beginning of year .......................................................         124,852,324          105,567,134
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $     130,069,852    $     124,852,324
                                                                              =================    =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                                      FLEXIBLY MANAGED FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $       4,113,402    $       3,057,025
     Net realized gains (losses) from investment transactions .............          45,061,184            5,872,404
     Net change in unrealized appreciation (depreciation) of investments ..          35,559,174           82,339,657
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........          84,733,760           91,269,086
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................          80,265,729           35,571,795
     Surrender benefits ...................................................         (35,175,118)         (29,883,605)
     Net transfers ........................................................          49,352,525           29,395,584
     Considerations for supplementary contracts with life contingency .....                   -               42,746
     Payments for supplementary contracts with life contigency ............             (44,066)             (37,405)
     Contract administration charges ......................................            (609,924)            (299,419)
     Annuity benefits .....................................................         (11,204,554)          (6,542,482)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          82,584,592           28,247,214
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................         167,318,352          119,516,300

NET ASSETS:
  Beginning of year .......................................................         435,827,384          316,311,084
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $     603,145,736    $     435,827,384
                                                                              =================    =================

                                                                                    INTERNATIONAL EQUITY FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (375,404)   $        (296,250)
     Net realized gains (losses) from investment transactions .............           1,129,656           (1,937,177)
     Net change in unrealized appreciation (depreciation) of investments ..          15,870,089           15,879,460
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........          16,624,341           13,646,033
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           5,570,214            3,127,972
     Surrender benefits ...................................................          (6,256,508)          (3,889,855)
     Net transfers ........................................................           1,620,612           (1,568,739)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contigency ............                   -                    -
     Contract administration charges ......................................             (70,536)             (51,240)
     Annuity benefits .....................................................          (1,011,867)            (544,425)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................            (148,085)          (2,926,287)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          16,476,256           10,719,746

NET ASSETS:
  Beginning of year .......................................................          57,419,609           46,699,863
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      73,895,865    $      57,419,609
                                                                              =================    =================


                                                                                            SMALL CAP
                                                                                            VALUE FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (935,684)   $        (656,456)
     Net realized gains (losses) from investment transactions .............          19,079,824            3,738,362
     Net change in unrealized appreciation (depreciation) of investments ..          (8,340,275)          24,869,137
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           9,803,865           27,951,043
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           8,953,451            5,967,652
     Surrender benefits ...................................................          (7,255,577)          (3,449,901)
     Net transfers ........................................................           1,616,335            4,836,660
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contigency ............              (1,845)              (1,398)
     Contract administration charges ......................................            (110,461)             (48,701)
     Annuity benefits .....................................................          (1,455,460)            (762,535)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................           1,746,443            6,541,777
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          11,550,308           34,492,820

NET ASSETS:
  Beginning of year .......................................................          72,130,927           37,638,107
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      83,681,235    $      72,130,927
                                                                              =================    =================

                                                                                     SMALL CAP GROWTH FUND+**
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (677,243)   $        (573,472)
     Net realized gains (losses) from investment transactions .............          (4,340,610)          (5,625,211)
     Net change in unrealized appreciation (depreciation) of investments ..           9,092,113           22,575,924
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           4,074,260           16,377,241
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           4,749,320            3,694,436
     Surrender benefits ...................................................          (5,922,641)          (3,415,073)
     Net transfers ........................................................          (1,201,711)             493,017
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (82,255)             (57,332)
     Annuity benefits .....................................................            (546,114)            (442,917)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (3,003,401)             272,131
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           1,070,859           16,649,372

NET ASSETS:
  Beginning of year .......................................................          54,098,865           37,449,493
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      55,169,724    $      54,098,865
                                                                              =================    =================


                                                                                        LIMITED MATURITY
                                                                                            BOND FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         505,656    $         638,384
     Net realized gains (losses) from investment transactions .............             108,146               70,042
     Net change in unrealized appreciation (depreciation) of investments ..            (368,531)            (311,954)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........             245,271              396,472
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,225,692            2,755,706
     Surrender benefits ...................................................          (1,365,289)          (2,018,077)
     Net transfers ........................................................          (2,062,975)             611,128
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (41,297)             (17,478)
     Annuity benefits .....................................................          (1,249,483)            (764,305)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (1,493,352)             566,974
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (1,248,081)             963,446

NET ASSETS:
  Beginning of year .......................................................          24,763,137           23,799,691
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      23,515,056    $      24,763,137
                                                                              =================    =================

                                                                                            INDEX 500
                                                                                               FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         363,681    $         111,568
     Net realized gains (losses) from investment transactions .............          (2,509,569)          (1,624,996)
     Net change in unrealized appreciation (depreciation) of investments ..           9,507,561           17,911,156
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           7,361,673           16,397,728
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           8,752,158            6,746,709
     Surrender benefits ...................................................          (7,406,301)          (5,876,615)
     Net transfers ........................................................                (767)           1,127,142
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........              (2,952)              (2,635)
     Contract administration charges ......................................            (131,865)             (81,581)
     Annuity benefits .....................................................          (1,359,167)          (1,006,130)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................            (148,894)             906,890
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           7,212,779           17,304,618

NET ASSETS:
  Beginning of year .......................................................          79,787,359           62,482,741
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      87,000,138    $      79,787,359
                                                                              =================    =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                                             MID CAP
                                                                                           GROWTH FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (412,473)   $        (304,199)
     Net realized gains (losses) from investment transactions .............          (2,355,259)            (309,943)
     Net change in unrealized appreciation (depreciation) of investments ..           5,865,603            9,456,736
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           3,097,871            8,842,594
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,785,122            3,473,166
     Surrender benefits ...................................................          (3,430,356)          (1,678,795)
     Net transfers ........................................................            (195,463)           4,600,115
     Considerations for supplementary contracts with life contingency .....                   -               21,176
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (51,882)             (25,122)
     Annuity benefits .....................................................            (562,442)            (292,924)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................            (455,021)           6,097,616
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           2,642,850           14,940,210

NET ASSETS:
  Beginning of year .......................................................          32,287,718           17,347,508
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      34,930,568    $      32,287,718
                                                                              =================    =================

                                                                                              MID CAP
                                                                                            VALUE FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $        (381,816)   $        (302,557)
     Net realized gains (losses) from investment transactions .............           9,265,472              704,502
     Net change in unrealized appreciation (depreciation) of investments ..             410,279            9,924,839
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           9,293,935           10,326,784
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           4,336,447            2,499,623
     Surrender benefits ...................................................          (4,052,987)          (2,728,173)
     Net transfers ........................................................           2,707,133              871,502
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (58,196)             (30,509)
     Annuity benefits .....................................................          (2,174,466)            (265,788)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................             757,931              346,655
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          10,051,866           10,673,439

NET ASSETS:
  Beginning of year .......................................................          41,381,342           30,707,903
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      51,433,208    $      41,381,342
                                                                              =================    =================


                                                                                        LARGE CAP GROWTH
                                                                                               FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         (83,482)   $         (33,102)
     Net realized gains (losses) from investment transactions .............           1,174,609                4,553
     Net change in unrealized appreciation (depreciation) of investments ..             (49,661)           1,105,854
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           1,041,466            1,077,305
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,804,664            2,632,211
     Surrender benefits ...................................................            (778,535)            (121,248)
     Net transfers ........................................................           3,908,294            3,735,798
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (21,136)              (2,935)
     Annuity benefits .....................................................            (359,990)             (62,920)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................           6,553,297            6,180,906
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           7,594,763            7,258,211

NET ASSETS:
  Beginning of year .......................................................           8,949,195            1,690,984
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      16,543,958    $       8,949,195
                                                                              =================    =================

                                                                                         STRATEGIC VALUE
                                                                                               FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         (80,198)   $         (26,222)
     Net realized gains (losses) from investment transactions .............             702,267               40,488
     Net change in unrealized appreciation (depreciation) of investments ..           1,939,727            1,084,394
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           2,561,796            1,098,660
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,341,109            2,087,538
     Surrender benefits ...................................................            (593,830)             (93,019)
     Net transfers ........................................................           4,261,972            2,211,865
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (18,033)              (2,485)
     Annuity benefits .....................................................            (253,748)             (41,875)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................           6,737,470            4,162,024
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           9,299,266            5,260,684

NET ASSETS:
  Beginning of year .......................................................           7,209,721            1,949,037
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      16,508,987    $       7,209,721
                                                                              =================    =================


                                                                                               REIT
                                                                                               FUND+
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         317,355    $         186,832
     Net realized gains (losses) from investment transactions .............           1,701,089              194,781
     Net change in unrealized appreciation (depreciation) of investments ..           1,762,402              952,535
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           3,780,846            1,334,148
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           3,518,326            1,673,597
     Surrender benefits ...................................................          (1,003,374)            (166,249)
     Net transfers ........................................................           3,664,748            3,730,078
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........              (2,498)              (1,970)
     Contract administration charges ......................................             (17,975)              (2,536)
     Annuity benefits .....................................................            (209,764)             (66,859)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................           5,949,463            5,166,061
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           9,730,309            6,500,209

NET ASSETS:
  Beginning of year .......................................................           8,474,702            1,974,493
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      18,205,011    $       8,474,702
                                                                              =================    =================

                                                                                             BALANCED
                                                                                            PORTFOLIO++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $          (7,880)   $         117,874
     Net realized gains (losses) from investment transactions .............          (4,921,908)          (3,365,089)
     Net change in unrealized appreciation (depreciation) of investments ..           7,007,003            6,982,043
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           2,077,215            3,734,828
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           1,650,787            1,245,692
     Surrender benefits ...................................................          (2,534,734)          (2,023,835)
     Net transfers ........................................................          (1,295,134)            (894,968)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (40,255)             (28,739)
     Annuity benefits .....................................................          (1,669,915)            (674,865)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................          (3,889,251)          (2,376,715)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (1,812,036)           1,358,113

NET ASSETS:
  Beginning of year .......................................................          28,515,617           27,157,504
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      26,703,581    $      28,515,617
                                                                              =================    =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                                          EQUITY INCOME
                                                                                           PORTFOLIO+++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         214,917    $         307,342
     Net realized gains (losses) from investment transactions .............           1,953,272             (590,342)
     Net change in unrealized appreciation (depreciation) of investments ..           5,153,596           16,166,155
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           7,321,785           15,883,155
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           6,386,481            4,400,344
     Surrender benefits ...................................................          (6,312,902)          (4,989,185)
     Net transfers ........................................................             (79,102)           2,066,534
     Considerations for supplementary contracts with life contingency .....                   -               27,728
     Payments for supplementary contracts with life contingency ...........              (3,538)              (3,003)
     Contract administration charges ......................................             (95,520)             (59,131)
     Annuity benefits .....................................................          (2,709,640)          (1,291,789)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          (2,814,221)             151,498
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           4,507,564           16,034,653

NET ASSETS:
  Beginning of year .......................................................          73,309,592           57,274,939
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      77,817,156    $      73,309,592
                                                                              =================    =================

                                                                                              GROWTH
                                                                                           PORTFOLIO+++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $      (1,017,883)   $        (937,443)
     Net realized gains (losses) from investment transactions .............          (2,948,323)          (4,904,231)
     Net change in unrealized appreciation (depreciation) of investments ..           5,675,059           30,925,747
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           1,708,853           25,084,073
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           8,058,471            7,130,363
     Surrender benefits ...................................................         (10,235,569)          (7,559,397)
     Net transfers ........................................................          (5,312,300)            (577,921)
     Considerations for supplementary contracts with life contingency .....                   -               52,228
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................            (145,519)            (112,940)
     Annuity benefits .....................................................          (2,321,216)          (1,210,437)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................          (9,956,133)          (2,278,104)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................          (8,247,280)          22,805,969

NET ASSETS:
  Beginning of year .......................................................         107,262,818           84,456,849
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      99,015,538    $     107,262,818
                                                                              =================    =================


                                                                                          ASSET MANAGER
                                                                                          PORTFOLIO+++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         267,799    $         367,093
     Net realized gains (losses) from investment transactions .............            (382,908)            (263,769)
     Net change in unrealized appreciation (depreciation) of investments ..             871,831            2,370,030
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........             756,722            2,473,354
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           1,578,964            1,572,576
     Surrender benefits ...................................................          (1,355,133)          (1,154,507)
     Net transfers ........................................................            (404,753)            (284,072)
     Considerations for supplementary contracts with life contingency .....                   -               42,732
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (25,404)             (16,856)
     Annuity benefits .....................................................            (398,703)            (332,903)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets
 resulting from variable annuity activities ...............................            (605,029)            (173,030)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................             151,693            2,300,324

NET ASSETS:
  Beginning of year .......................................................          18,334,086           16,033,762
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      18,485,779    $      18,334,086
                                                                              =================    =================

                                                                                         EMERGING MARKETS
                                                                                      (INT'L) PORTFOLIO++++
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         (77,139)   $        (122,520)
     Net realized gains (losses) from investment transactions .............            (650,309)            (758,871)
     Net change in unrealized appreciation (depreciation) of investments ..           3,200,146            4,776,959
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........           2,472,698            3,895,568
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................           1,550,172              890,411
     Surrender benefits ...................................................          (1,461,225)            (746,463)
     Net transfers ........................................................             228,517              298,165
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................             (18,834)             (11,153)
     Annuity benefits .....................................................            (127,070)             (86,983)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................             171,560              343,977
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................           2,644,258            4,239,545

NET ASSETS:
  Beginning of year .......................................................          12,587,574            8,348,029
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $      15,231,832    $      12,587,574
                                                                              =================    =================


                                                                                     V.I. CAPITAL APPRECIATION
                                                                                              FUND #
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $          (1,782)   $          (1,725)
     Net realized gains (losses) from investment transactions .............              (4,926)               6,787
     Net change in unrealized appreciation (depreciation) of investments ..              (4,292)              16,141
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........             (11,000)              21,203
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................              12,400                    -
     Surrender benefits ...................................................            (111,473)              (8,219)
     Net transfers ........................................................             131,050              244,068
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................                (419)                 (10)
     Annuity benefits .....................................................            (163,385)             (56,955)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................            (131,827)             178,884
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................            (142,827)             200,087

NET ASSETS:
  Beginning of year .......................................................             274,790               74,703
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $         131,963    $         274,790
                                                                              =================    =================

                                                                                         HIGH INCOME BOND
                                                                                            FUND II ##
                                                                              --------------------------------------
                                                                                    2004                 2003
                                                                              -----------------    -----------------
OPERATIONS:
     Net investment income (loss) .........................................   $         131,280    $          48,546
     Net realized gains (losses) from investment transactions .............              65,255              378,122
     Net change in unrealized appreciation (depreciation) of investments ..             (28,490)              82,334
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting from operations ...........             168,045              509,002
                                                                              -----------------    -----------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ....................................................             284,057              582,272
     Surrender benefits ...................................................            (725,376)            (367,360)
     Net transfers ........................................................           1,101,000             (973,512)
     Considerations for supplementary contracts with life contingency .....                   -                    -
     Payments for supplementary contracts with life contingency ...........                   -                    -
     Contract administration charges ......................................              (3,809)                (429)
     Annuity benefits .....................................................             (15,053)              (6,717)
                                                                              -----------------    -----------------
Net increase (decrease) in net assets resulting
 from variable annuity activities .........................................             640,819             (765,746)
                                                                              -----------------    -----------------
     Total increase (decrease) in net assets ..............................             808,864             (256,744)

NET ASSETS:
  Beginning of year .......................................................           1,561,502            1,818,246
                                                                              -----------------    -----------------
  END OF YEAR .............................................................   $       2,370,366    $       1,561,502
                                                                              =================    =================

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                         FINANCIAL SERVICES                 HEALTH CARE
                                                                              FUND ###                        FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $       (184)   $       (542)   $       (605)   $     (1,393)
     Net realized gains (losses) from investment transactions ...         (1,929)            761         (32,297)        (41,225)
     Net change in unrealized appreciation
      (depreciation) of investments .............................          6,834            (307)          2,443             156
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................          4,721             (88)        (30,459)        (42,462)
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................          6,200          21,157           6,200               -
     Surrender benefits .........................................           (432)            (69)           (168)         (1,349)
     Net transfers ..............................................         63,874         (24,627)         83,242          52,450
     Considerations for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................           (115)             (2)           (126)              -
     Annuity benefits ...........................................         (2,382)         (2,523)         (2,819)         (2,209)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .....................         67,145          (6,064)         86,329          48,892
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................         71,866          (6,152)         55,870           6,430

NET ASSETS:
  Beginning of year .............................................              -           6,152           7,120             690
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $     71,866    $          -    $     62,990    $      7,120
                                                                    ============    ============    ============    ============

                                                                          MEKROS FUND ###                  NOVA FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $     13,835    $    265,371    $    (10,456)   $     (4,408)
     Net realized gains (losses) from investment transactions ...         (7,872)        159,517          36,719         136,272
     Net change in unrealized appreciation
      (depreciation) of investments .............................         72,011          19,903         (22,149)         29,080
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         77,974         444,791           4,114         160,944
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................          6,200          10,200           6,200               -
     Surrender benefits .........................................           (929)        (85,662)       (627,674)         (7,073)
     Net transfers ..............................................        399,452        (911,565)     (2,390,747)      3,185,272
     Considerations for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................           (327)            (20)         (1,783)            (58)
     Annuity benefits ...........................................         (3,212)        (60,792)         (4,584)         (6,632)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .....................        401,184      (1,047,839)     (3,018,588)      3,171,509
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................        479,158        (603,048)     (3,014,474)      3,332,453

NET ASSETS:
  Beginning of year .............................................        213,611         816,659       3,332,453               -
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $    692,769    $    213,611    $    317,979    $  3,332,453
                                                                    ============    ============    ============    ============

                                                                                 OTC                         TECHNOLOGY
                                                                              FUND ###                        FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $     (1,253)   $     (5,798)   $        345    $     (1,524)
     Net realized gains (losses) from investment transactions ...        (12,924)         81,506             249          21,708
     Net change in unrealized appreciation
      (depreciation) of investments .............................         28,286           5,974          11,323            (213)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         14,109          81,682          11,917          19,971
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................              -               -           6,200               -
     Surrender benefits .........................................         (1,872)         (8,733)         (3,166)         (9,440)
     Net transfers ..............................................        339,428         108,027          37,804         114,239
     Considerations for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................           (306)             (8)           (157)             (8)
     Annuity benefits ...........................................         (2,353)        (58,401)         (2,889)         (4,648)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
 from variable annuity activities ...............................        334,897          40,885          37,792         100,143
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................        349,006         122,567          49,709         120,114

NET ASSETS:
  Beginning of year .............................................        122,567               -         120,114               -
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $    471,573    $    122,567    $    169,823    $    120,114
                                                                    ============    ============    ============    ============

                                                                                URSA                    U.S. GOVERNMENT BOND
                                                                              FUND ###                        FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income (loss) ...............................   $       (235)   $     (3,697)   $     14,619    $      7,212
     Net realized gains (losses) from investment transactions ...         (9,236)        (63,716)         53,096         (41,164)
     Net change in unrealized appreciation
      (depreciation) of investments .............................            977            (977)         (7,698)          9,704
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         (8,494)        (68,390)         60,017         (24,248)
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................              -           8,500          41,000         793,785
     Surrender benefits .........................................        (27,842)           (553)        (34,947)           (608)
     Net transfers ..............................................         28,895          67,921        (497,569)         17,487
     Considerations for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................            (37)              -            (930)            (70)
     Annuity benefits ...........................................              -               -          (9,190)         (7,099)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting
 from variable annuity activities ...............................          1,016          75,868        (501,636)        803,495
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................         (7,478)          7,478        (441,619)        779,247

NET ASSETS:
  Beginning of year .............................................          7,478               -         864,216          84,969
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $          -    $      7,478    $    422,597    $    864,216
                                                                    ============    ============    ============    ============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS OR PERIODS ENDED DECEMEBER 31, 2004 AND 2003

                                                                       U.S. GOVERNMENT MONEY                 UTILITIES
                                                                           MARKET FUND ###                    FUND ###
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income gains (losses) .......................   $     18,041    $    (84,765)   $      3,301    $     (1,005)
     Net realized gains (losses) from investment transactions ...              -               -           5,870           2,112
     Net change in unrealized appreciation of investments .......              -               -           3,676             323
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         18,041         (84,765)         12,847           1,430
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................        297,450       7,624,456           9,300               -
     Surrender benefits .........................................     (3,806,671)       (360,312)           (494)              -
     Net transfers ..............................................       (245,840)     (2,010,454)         31,982         (71,672)
     Considerations for supplementary contracts with
      life contingency ..........................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................        (12,523)         (1,601)           (185)             (2)
     Annuity benefits ...........................................       (259,698)        (13,162)         (4,008)         (3,271)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .....................     (4,027,282)      5,238,927          36,595         (74,945)
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................     (4,009,241)      5,154,162          49,442         (73,515)

NET ASSETS:
  Beginning of year .............................................      6,001,539         847,377          11,531          85,046
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $  1,992,298    $  6,001,539    $     60,973    $     11,531
                                                                    ============    ============    ============    ============

                                                                          EQUITY INCOME                  INTERNATIONAL STOCK
                                                                         PORTFOLIO II ####                 PORTFOLIO #####
                                                                    ----------------------------    ----------------------------
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
OPERATIONS:
     Net investment income gains (losses) .......................   $      9,795    $        910    $        234    $       (677)
     Net realized gains (losses) from investment transactions ...         36,180          (5,818)         (1,815)         81,995
     Net change in unrealized appreciation of investments .......         14,411           9,870          (5,923)          7,816
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ......................................         60,386           4,962          (7,504)         89,134
                                                                    ------------    ------------    ------------    ------------
VARIABLE ANNUITY ACTIVITIES:
     Purchase payments ..........................................          9,300           8,250               -           8,250
     Surrender benefits .........................................       (136,332)         (5,601)        (11,331)        (10,266)
     Net transfers ..............................................        728,627         275,046         (94,565)        104,014
     Considerations for supplementary contracts with
      life contingency ..........................................              -               -               -               -
     Payments for supplementary contracts with life
      contingency ...............................................              -               -               -               -
     Contract administration charges ............................           (566)            (30)           (147)             (6)
     Annuity benefits ...........................................         (3,505)        (53,297)         (2,157)        (58,441)
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
     resulting from variable annuity activities .................        597,524         224,368        (108,200)         43,551
                                                                    ------------    ------------    ------------    ------------
     Total increase (decrease) in net assets ....................        657,910         229,330        (115,704)        132,685

NET ASSETS:
  Beginning of year .............................................        288,829          59,499         135,440           2,755
                                                                    ------------    ------------    ------------    ------------
  END OF YEAR ...................................................   $    946,739    $    288,829    $     19,736    $    135,440
                                                                    ============    ============    ============    ============

+           Investment in Penn Series Funds, Inc., an affiliate of Separate Account
++          Investment in Neuberger Berman Advisers Management Trust
+++         Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++        Investment in Van Kampen's The Universal Institutional Funds, Inc.
#           Investment in AIM Variable Insurance Funds
##          Investment in Federated Insurance Series
###         Investment in Rydex Variable Trust
####        Investment in T. Rowe Price Equity Series, Inc.
#####       Investment in T. Rowe Price International Series, Inc.
*           Prior to August 31, 2004, Growth Stock Fund was named Growth Equity Fund
**          Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

   The accompanying notes are an integral part of these financial statements.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

NOTES TO FINANCIAL STATEMENTS - December 31, 2004

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

        The significant accounting policies of Penn Mutual Variable Annuity Account III ("Account III") are as follows:

        GENERAL - Account III was established by The Penn Mutual Life Insurance Company ("Penn Mutual") under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. Account III contains contracts of the Diversifier II, Optimizer, Commander, Penn Freedom, Enhanced Credit Variable Annuity, Pennant Select, Olympia XT Advisor, Penn Freedom Advisor, and Retirement Planner VA variable annuity products. Under applicable insurance law, the assets and liabilities of Account III are clearly identified and distinguished from Penn Mutual's other assets and liabilities. The portion of Account III's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Penn Mutual may conduct. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2004 and the reported amounts from operations and contract transactions during 2004 and 2003. Actual results could differ with those estimates.

        INVESTMENTS - Assets of Account III are invested into subaccounts which are invested in shares of Penn Series Funds, Inc. ("Penn Series"), an affiliated entity of Penn Mutual: Money Market, Quality Bond, High Yield Bond, Growth Stock (formerly known as Growth Equity), Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Small Cap Growth (formerly known as Emerging Growth), Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value, Large Cap Growth, Strategic Value, and REIT Funds; Neuberger Berman Advisers Management Trust ("AMT"): Balanced Portfolio; Fidelity Investments' Variable Insurance Products Funds I and II ("Fidelity"): Equity Income, Growth, and Asset Manager Portfolios; The Universal Institutional Funds, Inc. ("Van Kampen"): Emerging Markets Equity (Int'l) Portfolio; AIM Variable Insurance Funds ("AIM"): V.I. Capital Appreciation Fund; Federated Insurance Series ("Federated"): High Income Bond Fund II; Rydex Variable Trust ("Rydex"):
Financial Services, Health Care, Mekros, Nova, OTC, Technology, Ursa, U.S. Government Bond, U.S. Government Money Market, and Utilities Funds; T. Rowe Price Equity Series, Inc. ("T. Rowe"): Equity Income Portfolio II, and T. Rowe Price International Series, Inc. ("T. Rowe"): International Stock Portfolio. Penn Series, AMT, Fidelity, Van Kampen, AIM, Federated, Rydex, and T. Rowe are open-end diversified management investment companies. The investment in shares of these funds or portfolios is carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income and realized gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis. In January 2004, Account III changed its realized gains and losses computation method from the LIFO to the FIFO basis on the sales of investments of the identified cost of the investment sold.

        FEDERAL INCOME TAXES - The operations of Account III are included in the federal income tax return of Penn Mutual, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Penn Mutual does not expect to incur federal income taxes on the earnings of Account III to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to Account III for federal income taxes. Penn Mutual will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

        DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the IRC, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

        The following table shows aggregate cost of shares purchased and proceeds of shares redeemed of each fund or portfolio for the period ended December 31, 2004:

                                                   Purchases        Sales
                                                 -------------   -------------
Money Market Fund ............................   $  20,682,486   $  26,439,187
Quality Bond Fund ............................      20,825,648      18,597,065
High Yield Bond Fund .........................      15,084,208      13,971,896
Growth Stock Fund* ...........................       3,203,623      11,320,995
Large Cap Value Fund .........................      18,396,760      19,169,292
Flexibly Managed Fund ........................     156,963,797      37,689,904
International Equity Fund ....................       9,300,934       9,826,442
Small Cap Value Fund .........................      29,973,429      13,210,668
Small Cap Growth Fund** ......................       6,713,266      10,395,822
Limited Maturity Bond Fund ...................       6,403,847       7,392,449
Index 500 Fund ...............................      12,706,403      12,494,475
Mid Cap Growth Fund ..........................       6,324,199       7,192,856
Mid Cap Value Fund ...........................      15,740,117       8,207,855
Large Cap Growth Fund ........................       9,719,458       2,349,006
Strategic Value Fund .........................       9,234,008       2,359,252
REIT Fund ....................................      11,764,305       4,519,258
Balanced Portfolio ...........................       2,525,538       6,423,681
Equity Income Portfolio ......................       9,747,893      12,076,052
Growth Portfolio .............................       9,027,942      20,005,738
Asset Manager Portfolio ......................       3,413,826       3,751,705
Emerging Markets Equity (Int'l) Portfolio ....       4,238,131       4,144,160
V.I. Capital Appreciation Fund ...............         738,594         873,675
High Income Bond Fund II .....................       7,371,781       6,640,966
Financial Services Fund ......................         404,206         337,618
Health Care Fund .............................         726,584         641,191
Mekros Fund ..................................       1,159,846         754,161
Nova Fund ....................................      24,665,359      27,697,249
OTC Fund .....................................       1,156,859         824,119
Technology Fund ..............................         694,176         657,109
Ursa Fund ....................................         312,170         311,443
U.S. Government Bond Fund ....................       2,766,876       3,219,541
U.S. Government Money Market Fund ............      36,028,112      40,128,246
Utilities Fund ...............................         514,946         476,309
Equity Income Portfolio II ...................       1,550,547         927,757
International Stock Portfolio ................         543,321         652,403

        *   Prior to August 31, 2004, Growth Stock Fund was named Growth Equity
            Fund
        ** Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

NOTE 3. RELATED PARTY TRANSACTIONS AND CONTRACT CHARGES

Penn Mutual received $20,619,089 from Account III for the year ended December 31, 2004. These charges include those assessed through a reduction in unit values as well as those assessed through the redemption of units.

Certain charges of the products are reflected as a reduction in the value of the units held by the policyholder. These are as follows:

                                      MORTALITY &     CONTRACT       MAXIMUM SUPPLEMENTAL
             PRODUCTS                RISK EXPENSE   ADMINISTRATION       RIDER CHARGE
---------------------------------    ------------   --------------   --------------------
Diversifier II/Optimizer                     1.25%            None                    N/A
Commander                                    1.25%            0.15%                  0.95%
Penn Freedom                                 1.30%            0.15%                  0.95%
Enhanced Credit Variable Annuity             1.25%            0.15%                  0.60%
Pennant Select                               1.20%            0.15%                  0.95%
Olympia XT Advisor                           1.25%            0.15%                  0.60%
Penn Freedom Advisor                         1.45%            0.15%                  0.60%
Retirement Planner VA                        1.25%             None                  0.60%

Certain charges of the products are reflected as a redemption of units held by the policyholder. These are as follows:

             PRODUCTS                                           ANNUAL CONTRACT CHARGE
---------------------------------    ----------------------------------------------------------------------------
Diversifier II/Optimizer             $30 maximum
Commander                            If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom                         If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Enhanced Credit Variable Annuity     If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Pennant Select                       If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Olympia XT Advisor                   If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Penn Freedom Advisor                 If Account Value is < $100,000, the lesser of $40 or 2% of the Account Value
Retirement Planner VA                $30 maximum

             PRODUCTS                                                    SURRENDER CHARGES
---------------------------------    ----------------------------------------------------------------------------------------
Diversifier II/Optimizer             Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.
Commander                            Maximum charge of 1% of purchase payments received. Charges do not apply after 1 year.
Penn Freedom                         Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Enhanced Credit Variable Annuity     Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Pennant Select                       Maximum charge of 7% of purchase payments received. Charges do not apply after 7 years.
Olympia XT Advisor                   Maximum charge of 8% of purchase payments received. Charges do not apply after 9 years.
Penn Freedom Advisor                 Maximum charge of 8% of purchase payments received. Charges do not apply after 4 years.
Retirement Planner VA                Maximum charge of 7% of purchase payments received. Charges do not apply after 10 years.

Premium taxes on purchase payments are withdrawn from payments prior to the purchase of units. Currently, state premium taxes on purchase payments range from 0.00% to 3.50%.

NOTE 4. ACCUMULATION UNITS

The accumulation units are as follows:

                                     At December 31,
                                          2002                At December 31, 2003                  At December 31, 2004
                                     ---------------   -----------------------------------   -----------------------------------
                                          Ending                                  Ending                                Ending
                                           Unit           Units      Units         Unit        Units        Units        Unit
Subaccount                               Balance       Purchased    Redeemed      Balance    Purchased    Redeemed      Balance
---------------------------------    ---------------   ---------   ----------   ----------   ---------   ----------   ---------
Money Market Fund                          4,469,004   1,644,455   (3,903,659)   2,209,800   1,426,370   (1,793,882)   1,842,289
Quality Bond Fund                          4,549,069   1,265,062     (649,436)   5,164,695     989,727     (846,100)   5,308,321
High Yield Bond Fund                       1,736,331     702,720     (253,731)   2,185,320     587,744     (372,881)   2,400,182
Growth Stock Fund*                         3,772,885     193,590     (622,244)   3,344,230     364,429     (524,785)   3,183,875
Large Cap Value Fund                       4,493,519     674,331     (431,754)   4,736,097   1,100,713     (912,206)   4,924,604
Flexibly Managed Fund                      8,654,541   3,465,942     (570,080)  11,550,403   5,581,567     (303,019)  16,828,951
International Equity Fund                  3,613,362   1,481,707   (1,557,437)   3,537,633     638,814     (347,242)   3,829,204
Small Cap Value Fund                       2,971,045     764,183     (337,975)   3,397,254     583,975     (392,887)   3,588,341
Small Cap Growth Fund**                    2,726,204     372,401     (295,639)   2,802,966     336,946     (360,823)   2,779,089
Limited Maturity Bond Fund                 1,873,144     794,121     (692,209)   1,975,056     368,914     (450,640)   1,893,330
Index 500 Fund                             6,937,621     876,420     (694,290)   7,119,751     852,348     (675,558)   7,296,541
Mid Cap Growth                             2,957,847   1,168,455     (325,583)   3,800,719     645,132     (544,210)   3,901,641
Mid Cap Value Fund                         2,420,377     314,566     (279,426)   2,455,518     448,476     (326,100)   2,577,894
Large Cap Growth Fund                        202,163     716,539      (55,358)     863,343     769,258     (143,537)   1,489,064
Strategic Value Fund                         229,353     503,161      (45,215)     687,299     738,751     (142,046)   1,284,004
REIT Fund                                    215,515     512,116      (35,691)     691,940     683,100     (263,308)   1,111,732
Balanced Portfolio                         2,293,554     207,822     (372,203)   2,129,172     139,306     (359,065)   1,909,414
Equity Income Portfolio                    4,478,957     584,458     (442,377)   4,621,038     510,671     (496,732)   4,634,977
Growth Portfolio                           7,293,683     710,383     (672,888)   7,331,178     576,925     (986,396)   6,921,706
Asset Manager Portfolio                    1,289,108     228,756     (212,788)   1,305,076     223,626     (203,959)   1,324,744
Emerging Markets Equity (Int'l)
 Portfolio                                 1,154,926     226,886     (227,938)   1,153,874     296,102     (321,877)   1,128,099
V.I. Capital Appreciation Fund                 9,339     168,857     (151,279)      26,917      72,686      (87,309)      12,294
High Income Bond Fund II                     188,677   1,373,108   (1,427,370)     134,415     759,709     (706,191)     187,933
Financial Services Fund                           87      99,056      (99,143)           -      37,705      (31,563)       6,142
Health Care Fund                                   -     283,717     (283,061)         657      64,000      (59,123)       5,534
Mekros Fund                                  131,896   1,761,163   (1,874,107)      18,953     108,626      (71,385)      56,193
Nova Fund                                          -   1,086,247     (737,226)     349,021   2,513,289   (2,832,896)      29,414
OTC Fund                                           -     452,131     (441,015)      11,116     104,806      (76,230)      39,693
Technology Fund                                    -     142,646     (132,593)      10,053      59,951      (55,759)      14,246
Ursa Fund                                          -     396,684     (395,821)         863      40,394      (41,257)           -
U.S. Government Bond Fund                      7,133     268,486     (200,669)      74,950     218,938     (260,071)      33,817
U.S. Government Money Market Fund             85,335   5,108,007   (4,579,436)     613,906   4,665,150   (5,072,535)     206,521
Utilities Fund                                11,574     240,018     (250,723)         869      58,649      (53,491)       6,027
Equity Income Portfolio II                     7,182     178,952     (157,918)      28,216     143,473      (88,767)      82,922
International Stock Portfolio                    344     626,611     (613,809)      13,147      51,311      (62,749)       1,709

        *   Prior to August 31, 2004, Growth Stock Fund was named Growth Equity
            Fund
        ** Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

NOTE 5. FINANCIAL HIGHLIGHTS5

        Account III is a funding vehicle for a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered within Account III have the lowest and highest total return. Only product designs within each subaccount that has units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered within Account III as contract owners may not have selected all available and applicable contract options.

                                           At January 01, 2004                         At December 31, 2004
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value            Units            Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Money Market Fund                              $9.96 to $22.53             1,842,289         9.91 to 22.46   $        25,259,288
Quality Bond Fund                               10.73 to 28.23             5,308,321        11.06 to 29.16            83,861,067
High Yield Bond Fund                            12.22 to 44.48             2,400,182        13.34 to 48.63            53,530,372
Growth Stock Fund*                               5.06 to 34.32             3,183,875         5.58 to 37.93            50,595,473
Large Cap Value Fund                            10.64 to 45.82             4,924,604        11.83 to 51.07           130,069,852
Flexibly Managed Fund                          12.78 to 104.89            16,828,951       14.93 to 122.84           603,145,736
International Equity Fund                        9.31 to 20.41             3,829,204        11.94 to 26.21            73,895,865
Small Cap Value Fund                            13.93 to 25.79             3,588,341        15.77 to 29.26            83,681,235
Small Cap Growth Fund**                          8.47 to 25.46             2,779,089         9.14 to 27.53            55,169,724
Limited Maturity Fund                           10.54 to 14.74             1,893,330        10.62 to 14.89            23,515,056
Index 500 Fund                                   8.98 to 13.91             7,296,541         9.78 to 15.18            87,000,138
Mid Cap Growth Fund                              6.01 to 12.95             3,901,641         6.60 to 14.24            34,930,568
Mid Cap Value Fund                              12.31 to 18.81             2,577,894        14.94 to 22.88            51,433,208
Large Cap Growth Fund                           10.35 to 10.38             1,489,064        11.08 to 11.14            16,543,958
Strategic Value Fund                            10.47 to 10.51             1,284,004        12.83 to 12.89            16,508,987
REIT Fund                                       12.23 to 12.27             1,111,732        16.33 to 16.42            18,205,011
Balanced Portfolio                               9.58 to 17.22             1,909,414        10.32 to 18.59            26,703,581
Equity Income Portfolio                         10.69 to 20.91             4,634,977        11.76 to 23.03            77,817,156
Growth Portfolio                                 8.72 to 20.67             6,921,706         8.89 to 21.10            99,015,538
Asset Manager Portfolio                         10.30 to 17.69             1,324,744        10.71 to 18.43            18,485,779
Emerging Markets Equity
 (Int'l) Portfolio                               9.58 to 13.89             1,128,099        11.65 to 16.88            15,231,832
V.I. Capital Appreciation Fund                  10.19 to 10.22                12,294        10.69 to 10.75               131,963
High Income Bond Fund II                        11.58 to 11.62               187,933        12.59 to 12.66             2,370,366
Financial Services Fund                         10.11 to 10.14                 6,142        11.65 to 11.71                 71866
Health Care Fund                                10.85 to 10.88                 5,534        11.34 to 11.40                62,990
Mekros Fund                                       9.96 to 9.99                56,193        12.27 to 12.34               692,769

                                                         For the year ended December 31, 2004
                                           ---------------------------------------------------------------
                                            Investment Income          Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Money Market Fund                                         0.92          1.25 to 1.60       (0.49) to (0.30)
Quality Bond Fund                                         4.20          1.25 to 1.60          3.09 to 3.29
High Yield Bond Fund                                      7.37          1.25 to 1.60          9.12 to 9.34
Growth Stock Fund*                                        0.43          1.25 to 1.60        10.29 to 10.51
Large Cap Value Fund                                      1.41          1.25 to 1.60        11.23 to 11.45
Flexibly Managed Fund                                     2.06          1.25 to 1.60        16.88 to 17.11
International Equity Fund                                 0.64          1.25 to 1.60        28.14 to 28.40
Small Cap Value Fund                                      0.03          1.25 to 1.60        13.23 to 13.45
Small Cap Growth Fund**                                      -          1.25 to 1.60          7.92 to 8.14
Limited Maturity Fund                                     3.39          1.25 to 1.60           .85 to 1.05
Index 500 Fund                                            1.67          1.25 to 1.60          8.88 to 9.10
Mid Cap Growth Fund                                          -          1.25 to 1.60          9.77 to 9.99
Mid Cap Value Fund                                        0.40          1.25 to 1.60        21.40 to 21.65
Large Cap Growth Fund                                     0.61          1.25 to 1.60          7.10 to 7.31
Strategic Value Fund                                      0.52          1.25 to 1.60        22.46 to 22.71
REIT Fund                                                 3.79          1.25 to 1.60        33.58 to 33.84
Balanced Portfolio                                        1.21          1.25 to 1.60          7.74 to 7.95
Equity Income Portfolio                                   1.52          1.25 to 1.60        9.92 to 10.14
Growth Portfolio                                          0.27          1.25 to 1.60          1.89 to 2.09
Asset Manager Portfolio                                   2.67          1.25 to 1.60          3.95 to 4.16
Emerging Markets Equity
 (Int'l) Portfolio                                        0.66          1.25 to 1.60        21.34 to 21.59
V.I. Capital Appreciation Fund                               -          1.25 to 1.60          4.93 to 5.14
High Income Bond Fund II                                  6.43          1.25 to 1.60          8.71 to 8.93
Financial Services Fund                                   0.41          1.25 to 1.60        15.26 to 15.49
Health Care Fund                                             -          1.25 to 1.60          4.54 to 4.75
Mekros Fund                                                  -          1.25 to 1.60        23.21 to 23.46

                                           At January 01, 2004                         At December 31, 2004
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value            Units            Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Nova Fund                                         9.55 to 9.58                29,414        10.77 to 10.82               317,979
OTC Fund                                        10.99 to 11.03                39,693        11.83 to 11.89               471,573
Technology Fund                                 11.92 to 11.96                14,246        11.86 to 11.93               169,823
Ursa Fund                                         8.67 to 8.69                     -          7.66 to 7.70                     -
U.S. Government Bond Fund                       11.69 to 11.73                33,817        12.47 to 12.53               422,597
U.S. Government Money Market Fund                 9.77 to 9.81               206,521          9.64 to 9.69             1,992,298
Utilities Fund                                    8.73 to 8.75                 6,027        10.08 to 10.13                60,973
Equity Income Portfolio                         10.07 to 10.17                82,922        11.38 to 11.47               946,739
International Stock Portfolio                   10.28 to 10.31                 1,709        11.51 to 11.57                19,736

                                                         For the year ended December 31, 2004
                                           ---------------------------------------------------------------
                                            Investment Income          Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Nova Fund                                                    -          1.25 to 1.60        12.80 to 13.03
OTC Fund                                                     -          1.25 to 1.60          7.61 to 7.83
Technology Fund                                              -          1.25 to 1.60       (0.46) to (0.26)
Ursa Fund                                                    -          1.25 to 1.60     (11.63) to (11.46)
U.S. Government Bond Fund                                 3.06          1.25 to 1.60          6.68 to 6.90
U.S. Government Money Market Fund                         0.14          1.25 to 1.60       (1.35) to (1.15)
Utilities Fund                                            3.23          1.25 to 1.60        15.45 to 15.68
Equity Income Portfolio                                   3.54          1.25 to 1.60        12.80 to 13.02
International Stock Portfolio                             0.24          1.25 to 1.60        11.97 to 12.19

        *   Prior to August 31, 2004, Growth Stock Fund was named Growth Equity
            Fund
        ** Prior to August 31, 2004, Small Cap Growth Fund was named Emerging Growth Fund

                                           At January 01, 2003                         At December 31, 2003
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value            Units            Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Money Market Fund                             $10.02 to $22.62             2,209,800       $9.96 to $22.53   $        31,014,882
Quality Bond Fund                               10.25 to 26.93             5,164,695        10.73 to 28.23            81,481,029
High Yield Bond Fund                            10.07 to 36.58             2,185,320        12.22 to 44.48            50,912,737
Growth Equity Fund                               4.57 to 61.60             3,344,230         5.06 to 34.32            53,191,881
Large Cap Value Fund                             8.45 to 36.32             4,736,097        10.64 to 45.82           124,852,324
Flexibly Managed Fund                            9.98 to 81.75            11,550,403       12.78 to 104.89           435,827,384
International Equity Fund                        7.11 to 15.56             3,537,633         9.31 to 20.41            57,419,609
Small Cap Value Fund                             8.08 to 14.94             3,397,254        13.93 to 25.79            72,130,927
Emerging Growth Fund                             5.83 to 17.47             2,802,966         8.47 to 25.46            54,098,865
Limited Maturity Fund                           10.39 to 14.50             1,975,056        10.54 to 14.74            24,763,137
Index 500 Fund                                   7.09 to 10.97             7,119,751         8.98 to 13.91            79,787,359
Mid Cap Growth Fund                               4.08 to 8.78             3,800,719         6.01 to 12.95            32,287,718
Mid Cap Value Fund                               9.13 to 13.91             2,455,518        12.31 to 18.81            41,381,342
Large Cap Growth Fund                             8.36 to 8.37               863,343        10.35 to 10.38             8,949,195
Strategic Value Fund                              8.49 to 8.50               687,299        10.47 to 10.51             7,209,721
REIT Fund                                         9.15 to 9.17               691,940        12.23 to 12.27             8,474,702
Balanced Portfolio                               8.36 to 15.00             2,129,172         9.58 to 17.22            28,515,617
Equity Income Portfolio                          8.33 to 16.24             4,621,038        10.69 to 20.91            73,309,592
Growth Portfolio                                 6.66 to 15.75             7,331,178         8.72 to 20.67           107,262,818
Asset Manager Portfolio                          8.85 to 15.19             1,305,076        10.30 to 17.69            18,334,086
Emerging Markets Equity (Int'l)
 Portfolio                                        6.48 to 9.41             1,153,874         9.58 to 13.89            12,587,574
V.I. Capital Appreciation Fund                    7.99 to 8.00                26,917        10.19 to 10.22               274,790
High Income Bond Fund II                          9.63 to 9.64               134,415        11.58 to 11.62             1,561,502
Financial Services Fund                           7.97 to 7.98                     -        10.11 to 10.14                     -
Health Care Fund                                  8.49 to 8.50                   657        10.85 to 10.88                 7,120
Mekros Fund                                       6.16 to 6.17                18,953          9.96 to 9.99               213,611
Nova Fund                                         6.97 to 6.98               349,021          9.55 to 9.58             3,332,453
OTC Fund                                          7.68 to 7.69                11,116        10.99 to 11.03               122,567
Technology Fund                                   7.51 to 7.52                10,053        11.92 to 11.96               120,114

                                                         For the year ended December 31, 2003
                                           ---------------------------------------------------------------
                                            Investment Income          Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Money Market Fund                                         0.90          1.25 to 1.60       (0.59) to (0.39)
Quality Bond Fund                                         4.47          1.25 to 1.60          4.65 to 4.86
High Yield Bond Fund                                      8.76          1.25 to 1.60        21.35 to 21.60
Growth Equity Fund                                        0.03          1.25 to 1.60      (44.29) to 10.86
Large Cap Value Fund                                      1.61          1.25 to 1.60        25.92 to 26.17
Flexibly Managed Fund                                     2.17          1.25 to 1.60        28.05 to 28.30
International Equity Fund                                 0.66          1.25 to 1.60        30.94 to 31.20
Small Cap Value Fund                                         -          1.25 to 1.60        72.33 to 72.68
Emerging Growth Fund                                         -          1.25 to 1.60        45.39 to 45.68
Limited Maturity Fund                                     3.71          1.25 to 1.60          1.42 to 1.62
Index 500 Fund                                            1.47          1.25 to 1.60        26.56 to 26.81
Mid Cap Growth Fund                                          -          1.25 to 1.60        47.15 to 47.44
Mid Cap Value Fund                                        0.39          1.25 to 1.60        34.88 to 35.15
Large Cap Growth Fund                                     0.46          1.25 to 1.60        23.80 to 24.05
Strategic Value Fund                                      0.53          1.25 to 1.60        23.33 to 23.58
REIT Fund                                                 4.32          1.25 to 1.60        33.54 to 33.80
Balanced Portfolio                                        1.74          1.25 to 1.60         9.62 to 19.93
Equity Income Portfolio                                   1.80          1.25 to 1.60        28.45 to 28.71
Growth Portfolio                                          0.27          1.25 to 1.60        26.01 to 36.19
Asset Manager Portfolio                                   3.55          1.25 to 1.60        14.59 to 18.11
Emerging Markets Equity (Int'l)
 Portfolio                                                   -          1.25 to 1.60        37.12 to 58.86
V.I. Capital Appreciation Fund                               -          1.25 to 1.60        27.46 to 27.72
High Income Bond Fund II                                  3.35          1.25 to 1.60        20.28 to 20.52
Financial Services Fund                                      -          1.25 to 1.60        26.88 to 27.13
Health Care Fund                                             -          1.25 to 1.60        27.71 to 27.97
Mekros Fund                                              42.93          1.25 to 1.60        61.67 to 62.00
Nova Fund                                                    -          1.25 to 1.60        36.98 to 37.26
OTC Fund                                                     -          1.25 to 1.60        43.11 to 43.39
Technology Fund                                              -          1.25 to 1.60        58.77 to 59.08

                                           At January 01, 2003                         At December 31, 2003
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value            Units            Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Ursa Fund                                       11.53 to 11.55                   863          8.67 to 8.69                 7,478
U.S. Government Bond Fund                       11.90 to 11.92                74,950        11.69 to 11.73               864,216
U.S. Government Money Market Fund                 9.93 to 9.94               613,906          9.77 to 9.81             6,001,539
Utilities Fund                                    7.07 to 7.08                   869          8.73 to 8.75                11,531
Equity Income Portfolio                           8.24 to 8.26                28,216        10.07 to 10.17               288,829
International Stock Portfolio                     8.00 to 8.01                13,147        10.28 to 10.31               135,440

                                                         For the year ended December 31, 2003
                                           ---------------------------------------------------------------
                                            Investment Income          Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Ursa Fund                                                    -          1.25 to 1.60     (24.86) to (24.71)
U.S. Government Bond Fund                                 3.46          1.25 to 1.60       (1.80) to (1.60)
U.S. Government Money Market Fund                            -          1.25 to 1.60       (1.58) to (1.38)
Utilities Fund                                            0.17          1.25 to 1.60        23.41 to 23.66
Equity Income Portfolio                                   2.18          1.25 to 1.60        22.16 to 23.16
International Stock Portfolio                             1.41          1.25 to 1.60        30.01 to 30.27

                                           At January 01, 2002                         At December 31, 2002
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value          Units              Unit Fair Value          Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Money Market Fund                             $11.08 to $22.53             4,469,004      $10.02 to $22.62   $        61,140,043
Quality Bond Fund                               11.71 to 25.90             4,549,069        10.25 to 26.93            72,855,250
High Yield Bond Fund                            10.27 to 35.82             1,736,331        10.07 to 36.58            38,404,939
Growth Equity Fund                               7.11 to 48.11             3,772,885         4.57 to 61.60            55,695,593
Large Cap Value Fund                            10.50 to 43.24             4,493,519         8.45 to 36.32           105,567,134
Flexibly Managed Fund                           13.82 to 82.03             8,654,541         9.98 to 81.75           316,311,084
International Equity Fund                        8.00 to 17.49             3,613,362         7.11 to 15.56            46,699,863
Small Cap Value Fund                            12.58 to 18.17             2,971,045         8.08 to 14.94            37,638,107
Emerging Growth Fund                            16.58 to 30.55             2,726,204         5.83 to 17.47            37,449,493
Limited Maturity Bond Fund                      11.18 to 13.82             1,873,144        10.39 to 14.50            23,799,691
Index 500 Fund                                   9.25 to 14.29             6,937,621         7.09 to 10.97            62,482,741
Mid Cap Growth Fund                              6.14 to 13.19             2,957,847          4.08 to 8.78            17,347,508
Mid Cap Value Fund                              12.14 to 15.56             2,420,377         9.13 to 13.91            30,707,903
Large Cap Growth Fund                                        -               202,163          8.36 to 8.37             1,690,984
Strategic Value Fund                                         -               229,353          8.49 to 8.50             1,949,037
REIT Fund                                                    -               215,515          9.15 to 9.17             1,974,493
Balanced Portfolio                              10.68 to 18.33             2,293,554         8.36 to 15.00            27,157,504
Equity Income Portfolio                         10.55 to 19.80             4,478,957         8.33 to 16.24            57,274,939
Growth Portfolio                                 9.66 to 22.82             7,293,683         6.66 to 15.75            84,456,849
Asset Manager Portfolio                          9.83 to 16.85             1,289,108         8.85 to 15.19            16,033,762
Emerging Markets Equity (Int'l)
 Portfolio                                       7.20 to 10.47             1,154,926          6.48 to 9.41             8,348,029
V.I. Capital Appreciation Fund                               -                 9,339          7.99 to 8.00                74,703
High Income Bond Fund II                                     -               188,677          9.63 to 9.64             1,818,246
Financial Services Fund                                      -                    87          7.97 to 7.98                 6,152
Health Care Fund                                             -                     -          8.49 to 8.50                   690
Mekros Fund                                                  -               131,896          6.16 to 6.17               816,659
Nova Fund                                                    -                     -          6.97 to 6.98                     -
OTC Fund                                                     -                     -          7.68 to 7.69                     -
Technology Fund                                              -                     -          7.51 to 7.52                     -
Ursa Fund                                                    -                     -        11.53 to 11.55                     -
U.S. Government Bond Fund                                    -                 7,133        11.90 to 11.92                84,969
U.S. Government Money Market Fund                            -                85,335          9.93 to 9.94               847,377
Utilities Fund                                               -                11,574          7.07 to 7.08                85,046
Equity Income Portfolio II                                   -                 7,182          8.24 to 8.26                59,499
International Stock Portfolio                                -                   344          8.00 to 8.01                 2,755

                                                         For the year ended December 31, 2002
                                           ---------------------------------------------------------------
                                            Investment Income           Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   -------------------   -------------------   -------------------
Money Market Fund                                         1.62          1.25 to 1.60          0.18 to 0.39
Quality Bond Fund                                         4.21          1.25 to 1.60          2.54 to 3.97
High Yield Bond Fund                                      9.69          1.25 to 1.60          0.72 to 2.12
Growth Equity Fund                                           -          1.25 to 1.60     (35.81) to (34.72)
Large Cap Value Fund                                      1.46          1.25 to 1.60     (16.14) to (15.54)
Flexibly Managed Fund                                     2.70          1.25 to 1.60       (0.48) to (0.23)
International Equity Fund                                 0.13          1.25 to 1.60      (11.20) to (9.01)
Small Cap Value Fund                                         -          1.25 to 1.60     (19.15) to (17.80)
Emerging Growth Fund                                         -          1.25 to 1.60     (42.89) to (41.75)
Limited Maturity Bond Fund                                3.39          1.25 to 1.60          3.88 to 4.94
Index 500 Fund                                            1.25          1.25 to 1.60     (23.36) to (22.67)
Mid Cap Growth Fund                                          -          1.25 to 1.60     (33.84) to (33.43)
Mid Cap Value Fund                                        0.54          1.25 to 1.60      (10.68) to (8.73)
Large Cap Growth Fund                                     0.74          1.25 to 1.60     (16.41) to (16.30)
Strategic Value Fund                                      0.75          1.25 to 1.60     (15.08) to (14.97)
REIT Fund                                                 4.37          1.25 to 1.60       (8.45) to (8.33)
Balanced Portfolio                                        2.71          1.25 to 1.60     (21.82) to (12.59)
Equity Income Portfolio                                   1.74          1.25 to 1.60     (18.10) to (16.74)
Growth Portfolio                                          0.26          1.25 to 1.60     (31.08) to (30.60)
Asset Manager Portfolio                                   4.23          1.25 to 1.60      (8.53) to (11.33)
Emerging Markets Equity (Int'l)
 Portfolio                                                   -          1.25 to 1.60     (12.54) to (10.03)
V.I. Capital Appreciation Fund                               -          1.25 to 1.60     (20.08) to (19.98)
High Income Bond Fund II                                     -          1.25 to 1.60       (3.69) to (3.57)
Financial Services Fund                                   0.28          1.25 to 1.60     (20.32) to (20.22)
Health Care Fund                                             -          1.25 to 1.60     (15.08) to (14.98)
Mekros Fund                                               0.38          1.25 to 1.60     (38.39) to (38.31)
Nova Fund                                                    -          1.25 to 1.60     (30.32) to (30.23)
OTC Fund                                                     -          1.25 to 1.60     (23.20) to (23.11)
Technology Fund                                              -          1.25 to 1.60     (24.93) to (24.84)
Ursa Fund                                                    -          1.25 to 1.60        15.34 to 15.48
U.S. Government Bond Fund                                 2.27          1.25 to 1.60        19.02 to 19.17
U.S. Government Money Market Fund                         0.14          1.25 to 1.60       (0.70) to (0.58)
Utilities Fund                                               -          1.25 to 1.60     (29.29) to (29.20)
Equity Income Portfolio II                                0.67          1.25 to 1.60     (17.59) to (17.42)
International Stock Portfolio                             0.01          1.25 to 1.60     (19.99) to (19.89)

                                           At January 01, 2001                         At December 31, 2001
                                           -------------------   ---------------------------------------------------------------
Subaccount                                   Unit Fair Value             Units            Unit Fair Value         Net Assets
----------------------------------------   -------------------   -------------------   -------------------   -------------------
Money Market Fund                             $10.80 to $21.94             3,608,070      $11.08 to $22.53   $        54,541,534
Quality Bond Fund                               10.90 to 24.08             3,313,037        11.71 to 25.90            57,852,474
High Yield Bond Fund                             9.74 to 33.92             1,540,716        10.27 to 35.82            38,243,189
Growth Equity Fund                               9.66 to 65.25             4,091,200         7.11 to 48.11           102,941,008
Large Cap Value Fund                            10.91 to 44.86             4,353,837        10.50 to 43.24           138,941,170
Flexibly Managed Fund                           12.71 to 75.31             6,366,526        13.82 to 82.03           313,512,063
International Equity Fund                       11.29 to 24.64             4,154,798         8.00 to 17.49            62,192,792
Small Cap Value Fund                            10.93 to 15.76             2,783,790        12.58 to 18.17            45,012,119
Emerging Growth Fund                            19.98 to 36.76             2,941,469        16.58 to 30.55            72,857,101
Limited Maturity Bond Fund                      10.63 to 13.12               723,454        11.18 to 13.82             9,198,599
Index 500 Fund                                  10.66 to 16.44             7,186,939         9.25 to 14.29            87,009,307
Mid Cap Growth Fund                              8.67 to 18.58             2,500,983         6.14 to 13.19            23,835,864
Mid Cap Value Fund                              12.71 to 16.27             2,455,097        12.14 to 15.56            35,380,952
Balanced Portfolio                              12.50 to 21.42             2,538,803        10.68 to 18.33            38,326,219
Equity Income Portfolio                         11.26 to 21.10             4,456,819        10.55 to 19.80            73,821,248
Growth Portfolio                                11.90 to 28.06             7,701,624         9.66 to 22.82           136,091,668
Asset Manager Portfolio                         10.40 to 17.79             1,472,056         9.83 to 16.85            21,287,981
Emerging Markets Equity (Int'l)
 Portfolio                                       7.80 to 11.35             1,274,039         7.20 to 10.47            10,373,130

                                                         For the year ended December 31, 2001
                                           ---------------------------------------------------------------
                                            Investment Income           Expense                Total
Subaccount                                      Ratio*(%)             Ratio**(%)           Return***(%)
----------------------------------------   ------------------    -------------------   -------------------
Money Market Fund                                         3.75          1.25 to 1.40          2.54 to 2.70
Quality Bond Fund                                         5.51          1.25 to 1.40          7.10 to 7.56
High Yield Bond Fund                                      9.17          1.25 to 1.40          5.44 to 5.60
Growth Equity Fund                                        0.02          1.25 to 1.40     (26.38) to (26.27)
Large Cap Value Fund                                      1.24          1.25 to 1.40       (3.76) to (3.61)
Flexibly Managed Fund                                     2.80          1.25 to 1.40          8.75 to 8.92
International Equity Fund                                 1.76          1.25 to 1.40     (29.12) to (29.02)
Small Cap Value Fund                                      0.10          1.25 to 1.40     (15.30) to (15.12)
Emerging Growth Fund                                         -          1.25 to 1.40     (17.01) to (16.88)
Limited Maturity Bond Fund                                4.43          1.25 to 1.40       (5.31) to (5.15)
Index 500 Fund                                            1.12          1.25 to 1.40     (13.21) to (12.97)
Mid Cap Growth Fund                                          -          1.25 to 1.40     (29.11) to (29.01)
Mid Cap Value Fund                                        0.72          1.25 to 1.40       (4.51) to (4.37)
Balanced Portfolio                                        1.93          1.25 to 1.40     (14.56) to (14.44)
Equity Income Portfolio                                   1.68          1.25 to 1.40       (6.28) to (6.14)
Growth Portfolio                                          0.08          1.25 to 1.40     (18.79) to (18.67)
Asset Manager Portfolio                                   4.45          1.25 to 1.40       (5.42) to (5.28)
Emerging Markets Equity (Int'l)
 Portfolio                                                   -          1.25 to 1.40       (7.79) to (7.65)

* These ratios represent the dividends, excluding distributions of capital gains, received by the subaccounts within Account III from the underlying mutual fund, net of management fees and expenses assessed by the fund manager, divided by the average net assets of the respective subaccounts. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying subaccount are excluded.

*** These ratios represent the total return for the periods indicated, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the Penn Mutual Insurance Company and contract owners of Penn Mutual Variable Annuity Account III

In our opinion, the accompanying statement of assets and liabilities and the related statements of operation and statement of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts disclosed in Note 1 which comprise the Penn Mutual Variable Annuity Account III (the "Variable Account") at December 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2004 by correspondence with the transfer agents, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 1, 2005

                         REPORT OF INDEPENDENT AUDITORS

To The Board of Directors
The Penn Mutual Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income, changes in equity, and cash flows present fairly, in all material respects, the financial position of The Penn Mutual Life Insurance Company and its subsidiaries (the "Company") at December 31, 2004, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
February 8, 2005

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS

AS OF DECEMBER 31,                                     2004            2003
------------------------------------------------   -------------   -------------
(IN THOUSANDS)
ASSETS

Debt securities, at fair value                     $   5,222,561   $   5,034,637
Equity securities, at fair value                          28,296          39,562
Real estate, net of accumulated depreciation              16,055          16,379
Policy loans                                             621,964         641,711
Short-term investments                                   408,243         167,046
Other invested assets, at fair value                     184,028         173,698
                                                   -------------   -------------
  Total investments                                    6,481,147       6,073,033

Cash and cash equivalents                                 78,774          29,866
Investment income due and accrued                         72,914          79,883
Deferred acquisition costs                               620,620         576,895
Amounts recoverable from reinsurers                      325,534         304,508
Broker/dealer receivables                              3,304,959       3,031,951
Goodwill                                                  14,354          14,354
Other assets                                             236,131         181,299
Separate account assets                                3,116,564       2,773,141
                                                   -------------   -------------
  TOTAL ASSETS                                     $  14,250,997   $  13,064,930
                                                   =============   =============
LIABILITIES

Reserves for future policy benefits                $   2,656,113   $   2,674,162
Other policyholder funds                               2,936,619       2,724,978
Policyholders' dividends payable                          20,829          20,702
Broker/dealer payables                                 3,014,104       2,706,530
Accrued income taxes                                     170,845         181,841
Debt                                                     271,273          87,798
Other liabilities                                        298,820         241,818
Separate account liabilities                           3,116,564       2,773,141
                                                   -------------   -------------
    TOTAL LIABILITIES                                 12,485,167      11,410,969
                                                   -------------   -------------
EQUITY

Retained earnings                                      1,577,464       1,440,118
Accumulated other comprehensive income:
  Unrealized appreciation of securities, net             191,066         216,243
  Minimum pension liability                               (2,700)         (2,400)
                                                   -------------   -------------
    Total accumulated other comprehensive income         188,366         213,843
                                                   -------------   -------------
    TOTAL EQUITY                                       1,765,830       1,653,961
                                                   -------------   -------------
      TOTAL LIABILITIES AND EQUITY                 $  14,250,997   $  13,064,930
                                                   =============   =============

   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                       2004           2003           2002
------------------------------------------------   ------------   ------------   ------------
(IN THOUSANDS)
REVENUES

Premium and annuity considerations                 $    129,330   $    130,065   $    115,830
Policy fee income                                       210,443        185,608        162,910
Net investment income                                   427,390        426,210        429,723
Net realized capital  losses                             (1,208)       (18,313)       (39,999)
Broker/dealer fees and commissions                      412,800        396,312        344,091
Other income                                             26,770         25,139         13,648
                                                   ------------   ------------   ------------
TOTAL REVENUE                                         1,205,525      1,145,021      1,026,203
                                                   ------------   ------------   ------------
BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries        381,859        383,062        391,124
Policyholder dividends                                   39,077         45,782         52,554
Decrease in reserves for future policy benefits         (29,339)       (27,370)       (32,505)
General expenses                                        308,698        291,903        258,013
Broker/dealer sales expense                             228,089        222,095        193,144
Amortization of deferred acquisition costs               72,927         68,138         78,790
                                                   ------------   ------------   ------------
TOTAL BENEFITS AND EXPENSES                           1,001,311        983,610        941,120
                                                   ------------   ------------   ------------
INCOME BEFORE INCOME TAXES                              204,214        161,411         85,083
                                                   ------------   ------------   ------------
Income taxes:
  Current                                                70,685         27,787         10,307
  Deferred                                               (3,817)        25,727          1,623
                                                   ------------   ------------   ------------
INCOME TAX EXPENSE                                       66,868         53,514         11,930
                                                   ------------   ------------   ------------
     NET INCOME                                    $    137,346   $    107,897   $     73,153
                                                   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                    ACCUMULATED
                                                       OTHER
                                                   COMPREHENSIVE     RETAINED        TOTAL
                                                   INCOME/(LOSS)     EARNINGS        EQUITY
                                                   -------------   ------------   ------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 2002                         $     87,732    $  1,259,068   $  1,346,800

Net income for 2002                                                      73,153         73,153
Other comprehensive income, net of tax
 Unrealized appreciation of securities,
 net of reclassification adjustments                    129,823               -        129,823
  Minimum pension liability                              (5,507)              -         (5,507)
                                                                                  ------------
Comprehensive Income                                                                   197,469
                                                   ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2002                       $    212,048    $  1,332,221   $  1,544,269

Net income for 2003                                                     107,897        107,897
Other comprehensive income, net of tax
 Unrealized depreciation of securities,
 net of reclassification adjustments                     (1,312)              -         (1,312)
  Minimum pension liability                               3,107               -          3,107
                                                                                  ------------
Comprehensive income                                                                   109,692
                                                   ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2003                       $    213,843    $  1,440,118   $  1,653,961

Net income for 2004                                                     137,346        137,346
Other comprehensive income, net of tax
 Unrealized depreciation of securities,
 net of reclassification adjustments                    (25,177)              -        (25,177)
  Minimum pension liability                                (300)              -           (300)
                                                                                  ------------
Comprehensive Income                                                                   111,869
                                                   ------------    ------------   ------------
BALANCE AT DECEMBER 31, 2004                       $    188,366    $  1,577,464   $  1,765,830
                                                   ============    ============   ============

   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31,                       2004           2003          2002
------------------------------------------------   ------------   ------------   ------------
(IN THOUSANDS)
       CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                         $    137,346   $    107,897   $     73,153
Adjustments to reconcile net income to net cash
 provided by operating activities:
  Capitalization of acquisition costs                  (117,276)      (106,977)       (95,672)
  Amortization of deferred acquisition costs             72,927         68,138         78,790
  Policy fees on universal life and investment
   contracts                                           (114,081)      (100,677)       (81,771)
  Interest credited on universal life and
   investment contracts                                 116,599        114,721        113,028
  Depreciation and amortization                           6,983          9,875         (3,955)
  Net realized capital losses                             1,208         18,313         39,999
  Decrease in investment income due and accrued           6,969          1,161         13,656
  Increase in amounts recoverable from reinsurers       (21,026)        (9,181)       (22,440)
  Decrease in reserves for future policy benefits       (18,049)       (19,596)        (6,180)
  Increase/(decrease) in accrued income tax
   payable                                                2,721         32,704        (18,613)
  Other, net                                             13,702        (27,116)       (23,900)
                                                   ------------   ------------   ------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES            88,023         89,261         66,095
                                                   ------------   ------------   ------------
      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                    807,088        562,017      2,106,699
  Equity securities                                     181,206         46,955         64,378
  Other                                                    (534)           615          1,057

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                    585,787        812,648        328,809
  Other                                                  65,569         12,338         13,858

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                 (1,634,887)    (1,506,971)    (2,457,921)
  Equity securities                                    (169,144)       (41,416)       (66,892)
  Other                                                 (63,496)       (17,560)       (98,671)

Change in policy loans, net                              19,747          6,395         22,365
Cost of short-term investments acquired, net           (241,197)      (130,489)        (6,595)
Purchases of furniture and equipment, net               (15,197)       (15,449)       (18,583)
                                                   ------------   ------------   ------------
    NET CASH USED IN INVESTING ACTIVITIES          $   (465,058)  $   (270,917)  $   (111,496)
                                                   ------------   ------------   ------------

                                  - CONTINUED -

   The accompanying notes are an Integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED

FOR THE YEARS ENDED DECEMBER 31,                       2004           2003          2002
------------------------------------------------   ------------   ------------   ------------
(IN THOUSANDS)
      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment
 contracts                                         $    898,734   $    832,957   $    750,745
Withdrawals from universal life and investment
 contracts                                             (621,382)      (538,547)      (634,990)
Transfers to separate accounts                          (69,450)       (81,280)       (93,290)
Issuance/(repayment) of debt                            183,475          1,752       (116,906)
Decrease/(increase) in net broker dealer
 receivables                                             34,566        (26,815)       113,939
                                                   ------------   ------------   ------------
    NET CASH PROVIDED BY FINANCING ACTIVITIES           425,943        188,067         19,498
                                                   ------------   ------------   ------------
    NET INCREASE/(DECREASE) IN CASH AND CASH
     EQUIVALENTS                                         48,908          6,411        (25,903)

CASH AND CASH EQUIVALENTS
    Beginning of the year                                29,866         23,455         49,358
                                                   ------------   ------------   ------------
    END OF THE YEAR                                $     78,774   $     29,866   $     23,455
                                                   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(IN THOUSANDS)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable universal life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business, which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation.

INVESTMENTS

The Company classifies its debt securities (bonds and mortgage and asset-backed securities) as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income, net of tax. Income on debt securities is recognized using the effective yield method. For mortgage and asset-backed securities ("structured securities") of high credit quality, changes in expected cash flows are recognized using the retrospective method. For structured securities where the possibility of credit loss is other than remote, changes in expected cash flows are recognized on the prospective method over the remaining life of the securities. Cash flow assumptions for structured securities are obtained from broker dealer survey values or internal estimates consistent with the current interest rate and economic environments. These assumptions represent the Company's best estimate of the amount and timing of estimated principal and interest cash flows based on current information and events that a market participant would use in determining the current fair value of the security.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

The Company regularly evaluates the carrying value of debt and equity securities and adjusts their recorded value for impairment considered other than temporary. Factors considered in determining whether a decline in fair value is other than temporary include the significance of the decline, the time duration of the decline, current economic conditions, past credit loss experience, estimated future cash flows, and other circumstances of the investee, and the Company's ability and intent to retain the investment for a sufficient period of time to recover the recorded value. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized capital loss and an appropriate reduction in the cost basis of the security is recognized.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost, which approximates fair value.

                                 (IN THOUSANDS)

Other invested assets primarily include limited partnerships. Investments in limited partnerships in which the Company's ownership represents less than 5% of partnership equity are accounted for as available for sale investments. Income from these partnerships is recognized using the cost method. Investments in limited partnerships in which the Company's ownership represents more than 5% of partnership equity are accounted for using the equity method. Income from these partnerships is treated as investment income.

DERIVATIVES

The Company utilizes various derivatives, including interest rate swaps, financial futures and interest rate caps in conjunction with its management of assets and liabilities and interest rate risk. All derivatives are recognized at fair value and reported as investments. The accounting treatment for specific derivatives depends on whether management elects to follow hedge accounting, as specified in Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities."

Interest rate swaps and financial futures are used to manage risk from interest rate fluctuations. These derivative transactions have been designated and qualify as fair value hedges of fixed rate securities in the investment portfolio. Accordingly, changes in both the fair value of the derivative and the fair value of the hedged securities attributable to the hedged risk are recognized as realized gains or losses in current earnings. The change in the fair value of the hedged item is recognized as an adjustment to its cost basis. The Company recognized realized capital gains/(losses) of $2,435, $1,937 and $(320) in 2004, 2003 and 2002, respectively, related to the ineffectiveness of its futures and swap hedges.

Interest rate caps are carried at fair value and are classified as other invested assets in the consolidated balance sheet. The Company's use of interest rate caps is designed to manage risk associated with rising interest rates, but is not a hedge of specific assets or liabilities. Therefore, these transactions do not qualify for hedge accounting treatment. As a result, the change in the fair value of the derivatives is recognized currently in realized capital gains or losses in the period of change. The Company recognized realized capital losses of $14,040, $1,248 and $3,700 in 2004, 2003 and 2002, respectively, related to the change in fair value of interest rate caps.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt securities purchased with a maturity of 90 days or less.

OTHER ASSETS

Property and equipment, leasehold improvements and electronic data processing equipment and software (EDP) are stated at cost, less accumulated depreciation and amortization. Depreciation on property and equipment is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Depreciation of EDP is calculated using the straight-line method over the lesser of its useful life or three years. Nonoperating software is depreciated using the straight-line method over the lesser of its useful life or five years. At December 31, 2004 and 2003, these assets had a gross carrying amount of $105,062 and $98,794, respectively and accumulated depreciation and amortization was $82,709 and $74,909 at December 31, 2004 and 2003, respectively. Related depreciation and amortization expense was $8,674, $11,755, and $10,891 for the years ended December 31, 2004, 2003 and 2002 respectively.

Intangibles assets with definite lives, which are related to purchased customer lists, are being amortized over ten years and had a gross carrying amount of $2,007 and $2,007 and accumulated amortization of $1,211 and $1,012 as of December 31, 2004 and 2003, respectively. The aggregate amortization expense related to these intangible assets was $199 in years 2004, 2003 and 2002. Estimated annual amortization expense is $199 for the years 2005 through 2009.

                                 (IN THOUSANDS)

The Company had goodwill of $14,354 as of December 31, 2004 and 2003. Goodwill is reviewed annually for impairment. No impairment of goodwill was recognized during 2004, 2003 or 2002.

DEFERRED ACQUISITION COSTS

Costs of acquiring new insurance and investment type contracts, which vary with and are primarily related to the production of new business, are deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs (DAC) related to participating traditional and universal life insurance policies and investment type products without mortality risk that include significant surrender charges fall under SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts" and SFAS No. 97. "Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" and are being amortized over the lesser of the estimated or actual contract life. Amortization is in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects of revisions to estimated gross profits are reflected as adjustments to DAC in the period such estimated gross profits are revised. Deferred acquisition costs related to certain term business fall under SFAS No. 60. "Accounting and Reporting by Insurance Enterprises " and are amortized in proportion to premium revenue recognized.

Deferred acquisition costs are reviewed annually to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the fair value of the underlying assets, which are primarily common stocks.

The Company issues traditional variable annuity contracts in the separate accounts in which the Company provides various forms of guarantees to benefit the related contract holders called Guaranteed Minimum Death Benefit (GMDB). See
Note 10 for a discussion of the Company's obligation for GMDB.

RESERVES FOR FUTURE POLICY BENEFITS

Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force.

Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality and morbidity which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.5% to 8.5%. Reserves for substandard policies are computed using multiples of the respective underlying mortality tables. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received.

                                 (IN THOUSANDS)

OTHER POLICYHOLDER FUNDS

Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value, which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges.

Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 10.53%.

Contract charges assessed against account values for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense. Sales inducements credited to customer accounts are deferred and recognized as benefit expense over the estimated life of the contract in proportion to future estimated gross profits.

POLICYHOLDERS' DIVIDENDS PAYABLE

The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2004, participating insurance expressed as a percentage of insurance in force is 95%, and as a percentage of premium income is 77%. The Board of Trustees approves the amount of Policyholders' dividends to be paid annually. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2004.

BROKER/DEALER RECEIVABLES/PAYABLES

Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

At December 31, 2004 the Company had approximately $562,353 of customer securities under customer margin loans that are available to be repledged, of which the Company has repledged approximately $77,257 under securities loan agreements.

FEDERAL INCOME TAXES

The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2 million.

                                 (IN THOUSANDS)

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets, Amounts recoverable from reinsurers. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2003 and 2002 amounts have been reclassified to conform with 2004 presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SOP 03-1
Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance for appropriate reserves for variable annuity contracts with guaranteed minimum death benefit (GMDB) and for universal life with secondary guarantees. SOP 03-1 also provides guidance on separate account presentation, accounting for an insurance company's proportionate interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, annuitization options, and accounting for sales inducements to contract holders.

The effect of initially adopting SOP 03-1 resulted in a $1.3 million increase in net income on 2004, net of taxes.

                                                              JANUARY 1, 2004
                                                              ---------------
         Change in future policy benefits:
                  GMDB for variable annuities                      $    2,565
                  Secondary guarantees: life insurance                   (131)
                  Adjustment to DAC                                      (360)
                                                              ---------------
                  Subtotal                                              2,074
         Adjustment of deferred taxes                                     726
                                                              ---------------
         Net effect                                                $    1,348
                                                              ===============

SOP 03-1 also requires that certain sales inducements need to be capitalized and then amortized into income in the future. Penn Mutual has deferred annuity policies in force that contain sales inducements which are deferred if they meet the requirements in SOP 03-01.

Capitalized sales inducements are amortized using the same methodology and assumptions used to amortize DAC. The following table summarizes the changes to the sales inducements asset:

                  Balance, December 31, 2003                       $   10,396
                  Cumulative impact of adoption                             -
                  Additional amounts deferred                           4,930
                  Amortization                                            508
                                                              ---------------
                  Balance, December 31, 2004                       $   14,818
                                                              ===============

                                 (IN THOUSANDS)

SFAS 132R
Beginning in 2004, the Company adopted Statement of Financial Accounting Standards No. 132R, Employers' Disclosures about Pension and Other Post-retirement Benefits (SFAS 132R). SFAS 132R revised the disclosure requirements for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans. Specifically, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit costs of defined benefit plans and other postretirement benefit plans. Disclosures previously required under SFAS No. 87, 88, and 106 were retained.

EITF 03-01
In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on Issue 03-01, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-01). EITF 03-01 provides guidance for recognizing other than temporary impairment on investments in certain equity and debt securities. In addition to requiring certain additional disclosures, implementation of EITF 03-01 would have changed how the Company recognizes and measures impairments in securities caused by changes in market interest rates. However, on October 4, 2004, the FASB issued FSP 03-1-01, Effective Date of Paragraphs 10-20 of EITF 03-01, The Meaning of Other Than Temporary Impairment, which delayed the effective date for the recognition and measurement guidance of EITF 03-01 that are contained in paragraphs 10-20, until certain implementation issues are addressed and a final FSP is issued. The Company will continue to comply with relevant "other than temporary" guidance as specified in existing authoritative literature and will make the disclosure requirements that are effective in EITF 03-01. In addition, the Company will monitor the status of the implementation issues that FASB is addressing, and evaluate the potential effects of revised guidance on the Company's consolidated financial position or results of operations.

2.  INVESTMENTS:

DEBT SECURITIES

The following tables summarize the Company's investments in debt securities. All debt securities are classified as available-for-sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $33,228 and $33,989 as of December 31, 2004 and 2003, respectively.

                                                                    DECEMBER 31, 2004
                                                --------------------------------------------------------
                                                                  GROSS         GROSS         ESTIMATED
                                                 AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                                   COST           GAINS         LOSSES          VALUE
                                                -----------    -----------    -----------    -----------
U.S. Treasury, Government
 agency securities                              $   631,849    $    29,977    $     7,409    $   654,417
States and political subdivisions                     7,272            734              -          8,006
Foreign governments                                       -              -              -              -
Corporate securities                              2,196,768        240,628          7,162      2,430,234
Residential mortgage backed securities (MBS)        994,326         25,582          4,473      1,015,435
Commercial mortgage backed securities (MBS)         769,811         45,169          2,056        812,924
Asset-Backed Securities                             291,201         11,369          1,025        301,545
                                                -----------    -----------    -----------    -----------
  TOTAL                                         $ 4,891,227    $   353,459    $    22,125    $ 5,222,561
                                                ===========    ===========    ===========    ===========

                                 (IN THOUSANDS)

                                                                    DECEMBER 31, 2003
                                                --------------------------------------------------------
                                                                  GROSS         GROSS         ESTIMATED
                                                 AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                                   COST           GAINS         LOSSES          VALUE
                                                -----------    -----------    -----------    -----------
U.S. Treasury, Government and
 agency securities                              $ 1,180,672    $    11,706    $    16,681    $ 1,175,697
States and political subdivisions                     4,260            337              -          4,597
Foreign governments                                  14,986          3,381              -         18,367
Corporate securities                              1,449,998        290,630         11,946      1,727,086
Residential mortgage backed securities (MBS)        723,370         22,028             17        745,381
Commercial mortgage backed securities (MBS)         906,690         65,353            606        971,437
Asset-Backed Securities                             385,108         15,916          8,952        392,072
                                                -----------    -----------    -----------    -----------
  TOTAL                                         $ 4,665,084    $   407,755    $    38,202    $ 5,034,637
                                                ===========    ============   ===========    ===========

Corporate securities include $45,000 in notes initially yielding 1.6% with imbedded floors inversely tied to LIBOR. As of December 31, 2004 and 2003, the notes had a fair value of $80,041 and $121,595, respectively.

The following table summarizes the amortized cost and fair value of debt securities as of December 31, 2004 by contractual maturity.

                                         AMORTIZED
                                            COST          FAIR VALUE
                                       -------------    -------------
      Years to maturity:
      One or less                      $     127,095    $     130,043
      After one through five                 676,933          744,343
      After five through ten                 717,556          775,696
      After ten                            1,314,305        1,442,575
      Residential MBS                        994,326        1,015,435
      Commercial MBS                        769,8111          812,924
      Asset-Backed Securities                291,201          301,545
                                       -------------    -------------
        TOTAL                          $   4,891,227    $   5,222,561
                                       =============    =============

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 3.72 years.

Residential MBS, Commercial MBS and Asset-Backed Securities follow a structured principal repayment schedule and 95% are of high credit quality. Securities totaling $1,961,514 are rated AAA and include $32,015 of interest-only tranches. As of December 31, 2004 and 2003, the Company's investments included $63,712 and $130,031, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 4% and 8% of equity at December 31, 2004 and 2003, respectively.

At December 31, 2004, the largest industry concentration of the Company's portfolio was investments in the electric utility sector of $403,092 representing 7.72% of the total debt portfolio.

                                 (IN THOUSANDS)

Proceeds during 2004, 2003 and 2002 from sales of available-for-sale securities were $807,088, $562,017, and $2,106,699, respectively. Gross gains and gross losses realized on those sales were $41,464 and $5,772, respectively, during 2004, $35,049 and $15,215, respectively, during 2003, and $79,510 and $50,260, respectively, during 2002. During 2004, 2003, and 2002, the Company realized losses of $20,427, $31,822, and $46,012, respectively, related to other than temporary impairment of debt securities.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2004 and 2003, debt securities with fair value totaling $317,775 and $502,211, respectively, were less than investment grade. At December 31, 2004 and 2003, the fair value of securities to be restructured pursuant to commenced negotiations, totaled $0 and $570, and there were no non-income producing debt securities.

EQUITY SECURITIES

During 2004, 2003 and 2002, the proceeds from sales of equity securities amounted to $181,206, $46,955, and $64,378, respectively. The gross gains and gross losses realized on those sales were $1,458 and $576, $523 and $170, and $428 and $1,430, for 2004, 2003 and 2002, respectively.

The cost basis of equity securities, excluding affiliates, is $24,297 and $35,063 as of December 31, 2004 and 2003, respectively. The equity securities had gross unrealized gains of $4,023 and $4,569, respectively, and gross unrealized losses of $25 and $70, respectively, as of December 31, 2004 and 2003.

OTHER INVESTED ASSETS

As of December 31, 2004 and 2003, other invested assets included $127,109 and $107,611 in investments in partnerships. The Company recognized realized losses of $4,877 and $8,454 in 2004 and 2003, respectively, associated with other than temporary impairments of certain partnership investments.

UNREALIZED LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in equity and fixed maturity securities at December 31, 2004 are temporary in nature. The Company conducts a review each quarter to identify and evaluate investments that have impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the significance of the decline in fair value, the length of time a security's fair value is below its amortized cost, current economic conditions, past credit loss experience, estimated future cash flows and the Company's ability and intent to hold the investment for a sufficient period of time to allow for any anticipated recovery.

The table below shows the fair value of investments in debt and equity securities in an unrealized loss position at December 31, 2004.

                                            LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                        ---------------------------   ---------------------------   ---------------------------
                                                           GROSS                         GROSS                         GROSS
                                            FAIR        UNREALIZED        FAIR        UNREALIZED        FAIR        UNREALIZED
                                            VALUE         LOSSES          VALUE         LOSSES          VALUE         LOSSES
                                        ------------   ------------   ------------   ------------   ------------   ------------
U.S Treasury, Government and agency
 securities                             $    268,213   $      3,124   $    120,844   $      4,285   $    389,057   $      7,409
Corporate securities                         259,284          5,360         20,756          1,802        280,040          7,162
Residential MBS                              379,301          4,473              -              -        379,301          4,473
Commercial MBS                               157,348          1,826         12,936            230        170,284          2,056
Asset-Backed Securities                       93,364          1,025              -              -         93,364          1,025
                                        ------------   ------------   ------------   ------------   ------------   ------------
  Total debt securities                    1,157,510         15,808        154,536          6,317      1,312,046         22,125

Equity securities                                  -              -             70             25             70             25
                                        ------------   ------------   ------------   ------------   ------------   ------------
                                        $  1,157,510   $     15,808   $    154,606   $      6,342   $  1,312,116   $     22,150
                                        ============   ============   ============   ============   ============   ============

                                 (IN THOUSANDS)

OTHER

Investments on deposit with regulatory authorities as required by law were $7,773 and $8,048 at December 31, 2004 and 2003, respectively.

3.  INVESTMENT  INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income for the years ended December 31:

                                                                 2004            2003              2002
                                                            -------------   ---------------   -------------
        Debt securities                                     $     371,272   $       380,491   $     378,290
        Equity securities                                           3,179             1,885           3,238
        Mortgage loans                                              2,279             2,698             506
        Real estate                                                 2,209             2,209           2,209
        Policy loans                                               37,615            42,534          42,295
        Short-term investments                                      2,141               805           1,525
        Other invested assets                                      16,725             6,387           9,053
                                                            -------------   ---------------   -------------
        Gross investment income                                   435,420           437,009         437,116
          Less: Investment expense                                  8,030            10,799           7,393
                                                            -------------   ---------------   -------------
        Investment income, net                              $     427,390   $       426,210   $     429,723
                                                            =============   ===============   =============

The following table summarizes net realized capital gains/(losses) on investments for the years ended December 31:

                                                                 2004            2003              2002
                                                            -------------   ---------------   -------------
        Debt securities                                     $      15,265   $       (10,888)  $     (16,762)
        Equity securities, mortgage loans and real estate           1,287                51               3
        Other invested assets                                     (16,510)           (8,556)        (24,966)
        Amortization of deferred acquisition costs                 (1,250)            1,080           1,726
                                                            -------------   ---------------   -------------
        Net realized losses                                 $      (1,208)  $       (18,313)  $     (39,999)
                                                            =============   ===============   =============

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                 2004            2003              2002
                                                            -------------   ---------------   -------------
RECLASSIFICATION ADJUSTMENTS
Unrealized holding (losses)/gains arising during period     $     (22,230)  $       (11,660)  $     146,142
Reclassification adjustment for losses/(gains)
 included in net income                                            (2,947)           10,348          16,319
                                                            -------------   ---------------   -------------
Unrealized (losses)/gains on investments, net
 of reclassification adjustment                             $     (25,177)  $        (1,312)  $     129,823
                                                            =============   ===============   =============

                                 (IN THOUSANDS)

Reclassification adjustments reported in the above table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense/(benefits) of $1,587, $(5,570), and $(8,787), respectively, and $(602), $(2,361), and
$(10,361), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

4.  DERIVATIVES:

The Company utilizes derivatives to achieve its risk management goals. Exposure to risk is monitored and analyzed as part of the Company's asset/liability management process, which focuses on risks that impact liquidity, capital, and income. The Company may enter into derivative transactions to hedge exposure to interest rate, credit, liability, currency, and cash flow risks. The Company may use forward contracts, swaps, futures, options, swaptions, caps, floors, collars and options on futures to hedge these risks.

When entering into a derivative transaction, there are several risks, including but not limited to basis risk, credit risk, and market risk. Basis risk is the exposure to loss from imperfectly matched positions, and is monitored and minimized by modifying or terminating the transaction. Credit risk is the exposure to loss as a result of default or a decline in credit rating of a counterparty. Credit risk is addressed by establishing and monitoring guidelines on the amount of exposure to any particular counterparty. Also, the Company requires that an International Swaps and Derivatives Association Master agreement govern all OTC derivative contracts. Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. The Company manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

The fair value of derivatives contracts are based on dealers' quotes and represent the estimated amount the Company would receive to terminate the contracts taking into account current interest rates and the credit worthiness of the counterparties, where appropriate. At December 31, 2004 and 2003, the Company had no open futures or swap positions. The Company had open interest rate cap positions with a notional amount of $1,250,000 and $750,000 and a fair value of $8,087 and $7,297 as of December 31, 2004 and 2003, respectively.

                                 (IN THOUSANDS)

5.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2004 and 2003.

                                                             2004                              2003
                                               -------------------------------   -------------------------------
                                                  CARRYING           FAIR           CARRYING           FAIR
                                                   VALUE             VALUE           VALUE             VALUE
                                               --------------   --------------   --------------   --------------
FINANCIAL ASSETS:
  Debt securities, available for sale          $    5,222,561   $    5,222,561   $    5,034,637   $    5,034,637
  Equity securities
    Common stock                                            -                -            7,699            7,699
    Non-redeemable preferred stocks                    28,296           28,296           31,863           31,863
  Mortgage loans                                           14               14               26               26
  Policy loans                                        621,964          615,748          641,711          619,956
  Short-term investments                              408,243          408,243          167,046          167,046
  Other invested assets                               184,028          184,028          173,698          173,698
  Cash and cash equivalents                            78,774           78,774           29,866           29,866
  Separate account assets                           3,116,564        3,116,564        2,773,141        2,773,141

FINANCIAL LIABILITIES:
  Investment-type contracts
    Individual annuities                            1,140,791        1,152,669          932,349          949,597
    Group annuities                                    24,905           25,007           32,621           33,223
    Other policyholder funds                          245,943          245,943          334,105          334,105
                                               --------------   --------------    -------------   --------------
  Total policyholder funds                          1,411,639        1,423,619        1,299,075        1,316,925
  Policyholder's dividends payable                     20,829           20,829           20,702           20,702
  Separate account liabilities                      3,116,564        3,116,564        2,773,141        2,773,141

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The estimated fair values for limited partnerships, included in other invested assets, are based on values determined by the partnerships' managing general partners. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value that could be negotiated in an actual sale.

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of other policyholder funds, policyholders' dividends payable, debt and separate account liabilities approximate their fair values.

                                 (IN THOUSANDS)

The fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral decreases in relation to the value of the loaned securities. The Company had no loaned securities outstanding as of December 31, 2004 and 2003, respectively.

6.  BENEFIT PLANS:

The Company has both funded and unfunded non-contributory defined benefit pension plans covering all eligible employees. The Company also has other postretirement benefit plans (health care plans) covering eligible existing retirees and limited other eligible employees. The Company uses a measurement date of December 31 for all plans.

During 2004, the Company approved the freezing of benefits under its qualified and TEFRA pension plans effective December 31, 2005, thereby triggering a curtailment accounting event. The Plans' obligations and assets were remeasured, with obligations using a 5.75% discount rate. The assets as of September 30, 2004, along with the remeasured obligations, were used to calculate a revised annual pension expense as of January 1, 2004 for the remaining three months of the year. These revised expenses are reflected in the financial statements.

BENEFIT OBLIGATIONS

The following table sets forth the plans' change in benefit obligation as of December 31, 2004 and 2003:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Benefit obligation at beginning of year    $      123,324   $      108,339   $       37,287   $      22,362
Service cost                                        4,503            3,881              431             393
Interest cost                                       7,849            7,431            2,251           2,109
Plan amendment                                        922               89                -               -
Actuarial loss                                     12,660            8,146            1,882          14,818
Curtailments                                      (20,669)               -                -               -
Benefits paid                                      (4,810)          (4,562)          (2,568)         (2,395)
                                           --------------   --------------   --------------   -------------
Benefit obligation at end of year          $      123,779   $      123,324   $       39,283   $      37,287
                                           ==============   ==============   ==============   =============

The accumulated benefit obligation for all defined benefit plans as of December 31, 2004 and 2003 was $121,697 and $105,997, respectively.

                                 (IN THOUSANDS)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
      Discount rate                              5.75%            6.25%            5.75%            6.25%
      Rate of compensation increase              4.25%            4.25%            4.00%            4.00%

At December 31, 2004, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 12.5% for 2005, grading to 5% for 2010. At December 31, 2003, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 14% for 2004, grading to 5% in 2010.

PLAN ASSETS

The following table sets forth the plan assets as of December 31, 2004 and 2003:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
CHANGE IN PLAN ASSETS:
Fair value of plans assets at beginning
 of year                                   $       92,108   $       64,272   $            -   $            -
Actual return on plan assets                        7,923           17,550                -                -
Employer contribution                               1,991           14,849            2,568            2,395
Benefits paid                                      (4,810)          (4,563)          (2,568)          (2,395)
                                           --------------   --------------   --------------   --------------
Fair value of plan assets at end of year   $       97,212   $       92,108   $            -   $            -
                                           ==============   ==============   ==============   ==============

The Company's investment objectives with respect to pension assets are growth, preservation of principal and preservation of purchasing power. To achieve these objectives, the Company has established a strategic asset allocation policy. Plan assets are diversified both by asset class and within each asset class in order to provide reasonable assurance that no single security or class of security will have a disproportionate impact on the plan. Rebalancing occurs when the assets balances fall outside the targeted ranges. Performance of investment managers, liability measurement and investment objectives are reviewed on a regular basis. The Company's pension plan asset allocation at December 31, 2004 and 2003, and the current target allocations are as follows:

                                              PERCENTAGE OF PLAN ASSETS
                                                  AS OF DECEMBER 31,
                               TARGET      -------------------------------
                             ALLOCATION         2004             2003
                             ----------    --------------   --------------
      ASSET CATEGORY
      Equity securities       40% - 60%          54%              66%
      Fixed Income & Cash     40% - 60%          46%              34%
                                           --------------   --------------
      Total                                     100%             100%
                                           ==============   ==============

The expected long term rate of return on plan assets was 8% in 2004 and 2003. The expected rate of return on plan assets was estimated utilizing a variety of factors including the historical investment returns achieved over a long-term period, the targeted allocation of plan assets and expectations concerning future returns in the marketplace for both equity and debt securities.

At December 31, 2004 and 2003, all of the plans' assets were invested in the Company's group annuity contracts, which in turn are invested in various investment options of related funds.

                                 (IN THOUSANDS)

FUNDED STATUS

The funded status of the plans, reconciled to the amount reported on the statement of financial position is as follows:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Benefit Obligation                         $     (123,779)  $     (123,325)  $      (39,282)  $      (37,287)
Fair value of plan assets                          97,212           92,108                -                -
                                           --------------   --------------   --------------   --------------
FUNDED STATUS                              $      (26,567)  $      (31,216)  $      (39,282)  $      (37,287)
                                           ==============   ==============   ==============   ==============
Funded status                              $      (26,567)  $      (31,216)  $      (39,282)  $      (37,287)
Unrecognized net actuarial loss (gain)             11,544           21,064            8,861            7,277
Unrecognized prior service cost (benefit)             424              846           (3,550)          (5,298)
                                           --------------   --------------   --------------   --------------
NET AMOUNT RECOGNIZED                      $      (14,599)  $       (9,306)  $      (33,971)  $      (35,308)
                                           ==============   ==============   ==============   ==============
Amount recognized in balance sheet:
Prepaid pension asset                      $        7,899   $       10,573   $            -   $            -
Accrued benefit liability                         (27,080)         (24,154)         (33,971)         (35,307)
Intangible assets                                     425              578                -                -
Minimum pension liabiity                            4,157            3,696                -                -
                                           --------------   --------------   --------------   --------------
NET AMOUNT RECOGNIZED                      $      (14,599)  $       (9,307)  $      (33,971)  $      (35,307)
                                           ==============   ==============   ==============   ==============

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,583, $27,080 and $0, respectively as of December 31, 2004. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $27,053, $24,154 and $0, respectively as of December 31, 2003.

As of December 31, 2004, the projected benefit obligation for all pension benefit plans exceeds the fair value of plan assets and the accumulated postretirement benefit obligation exceeds plan assets for all of the Company's other postretirement benefit plans.

A minimum pension liability adjustment is required when the actuarial present value of accumulated benefits exceeds plan assets. In 2004 and 2003, the change in the minimum pension liability, net of the change in the related intangible asset of $461 and $(4,780), respectively, was reported in surplus.

ACTUAL CONTRIBUTIONS AND BENEFITS

The contributions made and the benefits paid from the plans were:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Employer Contributions                     $        1,991   $       14,849   $        2,568   $        2,395
Benefits Paid                                      (4,810)          (4,563)          (2,568)          (2,395)

EXPECTED EMPLOYER CONTRIBUTIONS

The Company's funding policy is to contribute an amount at least equal to the minimum required contribution under ERISA. The Company may increase its contribution above the minimum based upon an evaluation of the Company's tax and cash positions and the plan's funded status.

In 2005, the Company expects to make the minimum required contribution to the funded pension plan, currently estimated to be $0 and to the unfunded pension and postretirement plans in an amount equal to benefit costs of approximately $1,870 and $2,802, respectively.

                                 (IN THOUSANDS)

ESTIMATED FUTURE BENEFIT PAYMENTS:

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                               PENSION           OTHER
                                              BENEFITS         BENEFITS
                                           --------------   --------------
                 2005                      $        4,758   $        2,802
                 2006                               5,062            2,948
                 2007                               5,398            3,057
                 2008                               5,562            3,134
                 2009                               5,784            3,195
                 Years 2010-2014           $       34,517   $       16,122

NET PERIODIC COST

The following are the components of the net periodic benefit costs (excluding the minimum pension liability adjustment) for the years ending December 31, 2004 and 2003:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Service cost                               $        4,503   $        3,881   $          431   $          392
Interest cost                                       7,849            7,432            2,250            2,109
Expected return on plan assets                     (7,256)          (5,891)               -                -
Amortization of unrecognized transition
 obligation                                             -               30                -                -
Amortization of prior service cost                    241              213           (1,746)          (1,746)
Amount of recognized gains and loss                   845              987              296                -
                                           --------------   --------------   --------------   --------------
   Net periodic benefit cost               $        6,182   $        6,652   $        1,231   $          755

FAS 88 Charges:
Curtailment charge                                  1,103                -                -                -
                                           --------------   --------------   --------------   --------------
   Total net periodic benefit cost         $        7,285   $        6,652   $        1,231   $          755
                                           ==============   ==============   ==============   ==============

The weighted-average assumptions used to determine net cost were:

                                                   PENSION BENEFITS                   OTHER BENEFITS
                                           -------------------------------   -------------------------------
                                                2004             2003             2004             2003
                                           --------------   --------------   --------------   --------------
Discount rate                                   6.25%            7.00%            6.25%            7.00%
Expected return on plan assets                  8.00%            8.00%               -                -
Rate of compensation increase                   4.25%            4.50%            4.00%            4.00%

The assumed health care cost trend rate used in determining net periodic costs for 2004 was 14%, grading to 5% for 2010. The assumed health care cost trend rate used in determining net periodic costs for 2003 was 14% for 2004, grading to 5% for 2010.

                                 (IN THOUSANDS)

Assumed health care trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

                                                 One Percentage Point
                                           -------------------------------
                                              Increase         Decrease
                                           --------------   --------------
Service and interest cost compenents          $    218         $   (189)
Postretirement benefit obligation                3,274           (2,845)

In December 2003, the Medicare Drug Improvement and Modernization Act (the Act) was signed into law. The Act includes a federal subsidy to sponsors of retiree health plans that provides a prescription drug benefit that is at least actuarially equivalent to the benefit to be provided under Medicare Part D. We have evaluated the provisions of the Act and are unable to conclude at this time whether the benefits provided by the plan are actuarially equivalent to Medicare part D under the Act. However, any financial impact would be immaterial to the Company. Therefore, any measures of the Accumulated Postretirement Benefit Obligation or Net Periodic Postretirement Benefit Cost in this report do not reflect the effects of the Act on the plan.

DEFINED CONTRIBUTION PLANS

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, is determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2004, 2003 and 2002, the expense recognized for these plans was $5,639 and $8,853 and $6,904 respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2004 and 2003 was $287,606 and $267,973, respectively.

At December 31, 2004 and 2003, $86,456 and $173,237 respectively, of the defined contribution plans' assets were invested in the Company's group annuity contracts.

                                 (IN THOUSANDS)

7.  INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                2004             2003
                                           --------------   --------------
  DEFERRED TAX ASSETS:
    Future policy benefits                 $       89,803   $       88,913
    Policyholders' dividends payable                7,228            7,189
    Investment losses                              15,713           11,898
    Employee benefit liabilities                   35,532           31,176
    Other                                          16,729           17,541
                                           --------------   --------------
      Total deferred tax asset                    165,005          156,717
                                           --------------   --------------
  DEFERRED TAX LIABILITIES:
    Deferred acquisition costs                    180,647          169,971
    Unrealized investment gains                   102,990          116,548
    Other                                          25,746           32,115
                                           --------------   --------------
      Total deferred tax liability                309,383          318,633
                                           --------------   --------------
  Net deferred tax liability                      144,378          161,916
  Tax currently payable                            26,467           19,925
                                           --------------   --------------
  ACCRUED INCOME TAXES                     $      170,845   $      181,841
                                           ==============   ==============

The income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                2004             2003             2002
                                           --------------   --------------   --------------
  Tax expense at 35%                       $       71,476   $       56,494   $       29,779
  Increase /(decrease) in income taxes
   resulting from:
    Differential earnings amount                        -                -          (22,098)
    Prior period adjustment                        (1,212)          (1,165)            (506)
    Dividends received deduction                   (3,632)          (2,617)          (2,856)
    Other                                             236              802            7,611
                                           --------------   --------------   --------------
  INCOME TAX EXPENSE                       $       66,868   $       53,514   $       11,930
                                           ==============   ==============   ==============

                                 (IN THOUSANDS)

The Internal Revenue code temporarily suspended the differential earnings amount
(DEA) calculation required for mutual insurance companies for the years 2001 through 2003. The DEA has been permanently repealed for years starting in 2005. Therefore, the DEA calculation will apply in 2004. The DEA is an amount required to be included in taxable income for mutual, but not stock life insurance companies. The Company has estimated that the DEA calculation for 2004 will not result in an income adjustment. As a result, the Company does not reflect any expense or liability for DEA.

Cash paid for federal income taxes in 2004, 2003, and 2002 was $62,580, $27,069, and $28,400, respectively.

The Internal Revenue Service has completed their examination of the Company's income tax returns through the year 2001. Income tax returns for the tax years 2002 through 2003 are scheduled to be examined by the IRS in 2005. Management believes that an adequate provision has been made for potential adjustments.

8.  REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                       ASSUMED          CEDED TO
                                      GROSS          FROM OTHER           OTHER              NET
                                     AMOUNT           COMPANIES         COMPANIES          AMOUNT
                                 ---------------   ---------------   ---------------   ---------------
DECEMBER 31, 2004:
  Life Insurance in Force        $    50,138,980   $     1,689,892   $    18,770,358   $    33,058,514
  Premiums                               158,591               710            29,971           129,330
  Benefits                               434,958                 -            53,099           381,859
  Reserves                             5,590,511             2,221           313,020         5,279,712

DECEMBER 31, 2003:
  Life Insurance in Force        $    46,418,533   $       639,717   $    16,517,598   $    30,540,652
  Premiums                               159,869                 -            29,804           130,065
  Benefits                               436,925                 -            53,863           383,062
  Reserves                             5,398,634               506           304,508         5,094,632

DURING 2002, THE COMPANY HAD GROSS PREMIUMS OF $144,868, ASSUMED PREMIUMS OF $0, CEDED PREMIUMS OF $29,038, GROSS BENEFITS OF $437,174, ASSUMED BENEFITS OF $0, AND CEDED BENEFITS OF $46,050. Reinsurance receivables with a carrying value of $209,145 and $197,800 were associated with a single reinsurer at December 31, 2004 and 2003, respectively. This recoverable is secured by investment grade securities with a market value of $211,806 and $201,167, respectively held in trust.

9.  DEBT:

On June 23, 2004, the Company issued a Surplus Note ("Notes") with a principal balance of $200,000, at a discount of $3,260. The Notes bears interest at 6.65%, and have a maturity date of June 15, 2034. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended and are administered by a U.S. bank as registrar/paying agent. Interest on the 6.65% Notes is scheduled to be paid semiannually on

                                 (IN THOUSANDS)

April 1 and October 1 of each year. At December 31, 2004, the amortized cost basis of the Notes was $196,766.

The Company's broker-dealer affiliate borrows from banks in connection with the securities settlement process and to finance margin loans made to customers. The Company is required to collateralize amounts borrowed in excess of certain limits. At December 31, 2004, the Company had debt of $74,507, of which $32,900 in short term bank loans were collateralized by customer-owned securities valued at approximately $33,577. At December 31, 2003, the Company had debt of $87,798, of which $70,100 in short term bank loans were collateralized by customer-owned securities valued at approximately $145,520. The bank loans are demand obligations and generally require interest based on the Federal Funds rate. At December 31, 2004 and 2003, the weighted average interest rates on these borrowings were 2.42% and 1.26% respectively. All remaining loans, including bank overdrafts, are not collateralized.

10. GUARANTEED MINIMUM DEATH BENEFITS:

The Company has variable annuity contracts that have GMDB such that GMDB provides a specified minimum benefit payable upon death:

            o RETURN OF PREMIUM - provides the greater of the account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net purchase Payments". This guarantee is a standard death benefit on all individual variable annuity products.

            o STEP-UP - provides a variable death benefit equal to the greater of the account value and the highest variable account value adjusted for withdrawals and transfers form any prior contract anniversary date.

            o RISING FLOOR - provides a variable death benefit equal to the greater of the current account value and the variable purchase payments accumulated at a set rate and adjusted for withdrawals and transfers.

The following table summarizes the account values and net amount at risk, net of reinsurance, and reserves for variable annuity contracts with guarantees invested in the separate account as of December 31:

                                      2004             2003
                                 --------------   --------------
    Account value                $    1,882,263   $    1,657,136
    Net amount at risk                   76,716          113,701
    Reserves                              3,816            6,268

Prior to 2004, the GMDB reserve was equal to our Statutory reserve under Guideline XXXIV. In 2004 with the implementation of SOP 03-1, stochastic modeling was used to determine the liability. The stochastic model involves 1,000 scenarios. Stochastic modeling generates a projection of excess benefits. A ratio of the present value of these excess benefits to the present value of excess revenues is calculated and applied to the excess revenues in that period to determine the new liability accrual. This accrual is rolled forward with interest and amortized as excess payments are made.

The company regularly evaluates the estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

                                 (IN THOUSANDS)

11. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2004, the Company had outstanding commitments totaling $72,508 relating to these investment activities. The fair value of these commitments approximates the face amount.

The Company has entered into various leases, primarily for field and sales offices. As of December 31, 2004, future minimum payments under noncancellable leases are as follows:

                YEAR ENDING DECEMBER 31,      OPERATING LEASES
                ------------------------      ----------------
                          2005                    $   18,994
                          2006                        15,564
                          2007                        13,053
                          2008                        10,460
                          2009                         8,674
                       Thereafter                     25,830

12. STATUTORY INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts.

Investments in bonds and preferred stocks are generally carried at amortized cost or market value. An Asset Valuation Reserve (AVR) is established as a liability to offset potential investment losses and an Interest Maintenance Reserve (IMR) is established as a liability to capture capital gains and losses on the sale of fixed income investments, resulting from changes in the general level of interest rates.

The combined insurance companies' statutory capital and surplus at December 31, 2004 and 2003 was $1,157,588 and $872,426, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2004, 2003, and 2002, was $82,543, $76,058, and $39,411, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, minimum amounts of statutory surplus are required to be maintained based on various risk factors related to it. At December 31, 2004, the Company's surplus exceeds these minimum levels.

ITEM    24. FINANCIAL STATEMENTS AND EXHIBITS

        (a)     Financial Statements included in Part B:

                Financial Statements of Penn Mutual Variable Annuity Account
                III:

                Statement of Assets and Liabilities - December 31, 2004 Statement of Operations - December 31, 2004
                Statements of Changes in Net Assets - For the years ended December 31, 2004 and 2003

                Notes to Financial Statements Report of Independent Auditors

                Financial Statements of The Penn Mutual Life Insurance Company:


                Consolidated Balance Sheets for the years ended December 31, 2004 and 2003
                Consolidated Income Statements for the years ended December 31, 2004, 2003 and 2002
                Consolidated Statements of Changes in Equity for the years ended December 31, 2004, 2003, and 2002
                Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002

                Notes to Financial Statements
                Report of Independent Auditors

        (b)     Exhibits

                1.      (a)     Resolutions of Executive Committee of Board of
                                Trustees of The Penn Mutual Life Insurance
                                Company authorizing the establishment of the Registrant. Incorporated herein by reference to
                                Exhibit 1(a) to the Registration Statement of
                                Penn Mutual Variable Annuity Account III
                                (Pennant Select) on Form N-4 (File No.
                                333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession
                                No. 0001036050-98-001504) on September 3, 1998.

                        (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to
                                Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on
                                April 27, 1999.

                2.              Not applicable.

                3.      (a)     Sales Support Agreement between The Penn Mutual
                                Life Insurance Company and Horner, Townsend &
                                Kent, Inc., a wholly-owned subsidiary of Penn
                                Mutual. Incorporated herein by reference to
                                Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual
                                Variable Annuity Account III (Pennant Select) on
                                Form N-4 (File No. 333-62811), as filed with the
                                Securities and Exchange Commission via EDGAR
                                (Accession No. 0001036050-98-002055) on
                                November 30, 1998.

                        (a)(1) Schedule I dated November 1, 2000 to Sales Support Agreement. Incorporated herein by reference to Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession
                                No. 0000950116-00-002423) on September 28, 2000.

                        (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession
                                No. 0001036050-98-002055) on November 30, 1998.

                        (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession
                                No. 0001036050-98-001304) on September 3, 1998.

                        (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November
                                30, 1998.

                        (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                        (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                September 3, 1998.

                4.      (a)     Group Variable and Fixed Annuity Contract
                                (primarily for Section 403(b) retirement plans)
                                (Form GDI-385) and Certificate issued under the Contract (Form EB 1611). Incorporated herein by reference to Exhibit 4(a) to Post Effective
                                Amendment No. 25 to the Registrant's
                                Registration Statement on Form N-4 (File No.
                                2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                0000950116-99-000851) on April 28, 1999.

                        (b) Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to
                                Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April
                                28, 1999.

                        (c) Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                        (d) Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post Effective

                                Amendment No. 25 to the Registrant's
                                Registration Statement on Form N-4 (File No.
                                2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                        (e) Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                        (f) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                        (g) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                        (h) Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                        (i) Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                        (j) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                        (k) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                        (l) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                        (m) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                        (n) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                        (o) Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

                5.      (a)     Application (Form EB 1610) for participation in
                                Group Variable and Fixed Annuity Contract.
                                Incorporated herein by reference to Exhibit 5(a) to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the
                                Securities and Exchange Commission via EDGAR
                                (Accession No. 0000950116-99-000851) on April
                                28, 1999.

                        (b) Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April
                                28, 1999.

                6.      (a)     Charter of The Penn Mutual Life Insurance
                                Company (May 1983). Incorporated herein by reference to Exhibit 6(a) the Registration
                                Statement of Penn Mutual Variable Annuity
                                Account III (Pennant Select) on Form N-4 (File
                                No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                                0001036050-98-001504) on September 3, 1998.

                        (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                                Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on December
                                6, 2001.

                7.              None.

                8.      (a)(1)  Form of Sales Agreement between The Penn Mutual
                                Life Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on
                                September 3, 1998.

                        (a)(2) Form of Assignment and Modification Agreement between Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                        (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.

                                Incorporated herein by reference to Exhibit
                                8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

                        (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

                        (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                        (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                        (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April
                                30, 1998.

                9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to
                                Exhibit 9 to Post-Effective Amendment No. 28 to the Registration Statement of Penn Mutual Variable Account III (Diversifier II/Optimizer) on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April
                                24, 2001.


                10.     (a)     Consent of PricewaterhouseCoopers LLP,
                                Independent Registered Public Accounting Firm is filed herewith.

                        (b)     Consent of Ernst & Young LLP is filed herewith.

                        (c) Consent of Morgan, Lewis & Bockius LLP is filed herewith.


                11.             None.

                12.             None.

                13.     (a)     Powers of Attorney of Trustees, previously filed
                                as Exhibit 14 to the Registration Statement on September 14, 2001 (File No. 333-69386 and
                                Accession No. 0000950116-01-500817) and
                                incorporated herein by reference.

                        (b) Power of Attorney for Julia Chang Bloch, previously filed as Exhibit (14)(c) to the Registration Statement on June 11, 1999, (File No. 002-77283 and Accession No.
                                0000950116-99-001164) and incorporated herein by reference.

                        (c) Power of Attorney for Edmond F. Notebaert, previously filed as Exhibit (14)(b) to the Registration Statement on April 24, 1998, (File No. 002-77283 and Accession No. 0000950109-98-002717) and incorporated herein by reference.


ITEM    25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

        The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

     NAME                     POSITION AND OFFICES WITH DEPOSITOR

     Robert E. Chappell       Chairman of the Board and Chief Executive Officer
                              and Member of the Board of Trustees

     Daniel J. Toran          President and Chief Operating Officer and Member
                              of the Board of Trustees

     Nancy S. Brodie          Executive Vice President and Chief Financial
                              Officer


     Terry A. Ramey           Senior Vice President, Chief Information Officer


     Michael A. Biondolillo   Executive Vice President, Human Resources


     Larry L. Mast            Executive Vice President and Chief Marketing
                              Officer


     Peter M. Sherman         Executive Vice President and Chief Investment
                              Officer

     Steven O. Miller         Senior Vice President, Independence Financial
                              Network

     Ralph L. Crews           Senior Vice President, Career Agency System

     Frederick M. Rackovan    Vice President, New Business


     Franklin L. Best, Jr.    Managing Corporate Counsel and Secretary

     Richard F. Plush         Senior Vice President and Chief Actuary


     Frank J. Howell          Vice President, Broker Dealer Network




        The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM    26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
            REGISTRANT

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

CORPORATION                             PRINCIPAL BUSINESS            STATE OF INCORPORATION
--------------------------------------  ----------------------------  ----------------------
The Penn Insurance and Annuity Company  Life Insurance and Annuities  Delaware
Independence Capital Management, Inc.   Investment Adviser            Pennsylvania
Penn Janney Fund, Inc.                  Investments                   Pennsylvania
INDEPENDENCE SQUARE PROPERTIES, LLC     Holding Company               Pennsylvania
The Pennsylvania Trust Company          Trust Company                 Pennsylvania

                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                             PRINCIPAL BUSINESS            STATE OF INCORPORATION
--------------------------------------  ----------------------------  ----------------------
INDEPRO CORPORATION                     Real Estate Investment        Delaware
WPI Investment Company                  Real Estate Investment        Delaware
Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and  Pennsylvania
                                        Investment Adviser
JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and  Delaware
                                        Investment Adviser

                               INDEPRO CORPORATION
                            WHOLLY-OWNED SUBSIDIARIES

CORPORATION                             PRINCIPAL BUSINESS            STATE OF INCORPORATION
--------------------------------------  ----------------------------  ----------------------
Indepro Property Fund II Corporation    Real Estate Investment        Delaware

                           JANNEY MONTGOMERY SCOTT LLC
                            WHOLLY-OWNED SUBSIDIARIES


CORPORATION                             PRINCIPAL BUSINESS            STATE OF INCORPORATION
--------------------------------------  ----------------------------  ----------------------
JMS Resources, Inc.                     Oil and Gas Development       Pennsylvania
JMS Investor Services, Inc.             Insurance Sales               Delaware
Parker/Hunter Incorporated              Registered Broker-Dealer      Pennsylvania

ITEM 27.    NUMBER OF CONTRACT OWNERS


            As of March 31, 2005, there were:

            24,257 - owners of qualified individual variable annuity contracts -
                     Diversifier II;
               570 - owners of qualified individual variable annuity contracts -
                     Retirement Planner VA;
             2,854 - owners of qualified group variable annuity contracts -
                     Diversifier II;
               144 - owners of qualified group variable annuity contracts -
                     Retirement Planner VA;
                28 - owners of qualified group variable annuity contracts -
                     Optimizer;
               701 - owners of certificates issued under qualified group
                     variable annuity contracts - Optimizer;
             8,552 - owners of nonqualified individual variable annuity contracts - Diversifier II; and
                52 - owners of nonqualified individual variable annuity
                     contracts - Retirement Planner VA.


ITEM 28.    INDEMNIFICATION

            Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

            Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

            Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

            Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

        a) Hornor Townsend & Kent, Inc. serves as principal underwriter of the securities of the Registrant, Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, PIA Variable Annuity Account I and Penn Mutual Variable Life Account I.

        b)  Hornor, Townsend & Kent, Inc. - Directors and Officers

            Daniel J. Toran, Chairman of the Board

            Michael Biondolillo, Director
            Ralph L. Crews, Director, Senior Vice President, Career Agency
            System
            Larry L. Mast, Director, President and Chief Executive Officer Steven O. Miller, Director, Senior Vice President, Independence Financial Network


            Nina M. Mulrooney, Director, Senior Vice President and Chief Compliance Officer


            Patricia L. Carbee, Senior Vice President, Sales and Marketing James A. Clary, Senior Vice President and Chief Operating Officer


            Thomas G. Rees, Vice President


            Thomas H. Coffey, Vice President, Independence Financial Network




            William D. Gruccio, Vice President, Career Agency System Robyn G. Label, Vice President, Market Conduct and Compliance Nancy S. Rush, Assistant Vice President, Benefits and Risk




            Management
            Paul I. Martin, Director, Contracts, Licensing and Registration Ronald J. Trudeau, Director, Commissions
            Franklin L. Best, Jr., Counsel and Secretary


            Barbara Wood, Treasurer
            Chad D. Brubaker, Assistant Treasurer


The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.


            Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year


                        Net Underwriting
  Name of Principal      Discounts and     Compensation on     Brokerage        Other
     Underwriter          Commissions         Redemption      Commissions    Compensation
-------------------     ----------------   ---------------    -----------    ------------
Hornor, Townsend &           $ 56,091          $  0              $  0             $  0
Kent, Inc.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS


            The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, is as follows:


            The Penn Mutual Life Insurance Company
            600 Dresher Road Horsham,
            Pennsylvania 19044

ITEM 31.    MANAGEMENT SERVICES

            See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32.    UNDERTAKINGS

            The Penn Mutual Life Insurance Company hereby undertakes:

            (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information; and

            (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

            Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

            The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this Post-Effective Amendment No. 36 to this Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 28th day of April, 2005.



                                   PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                        (Registrant)


                                   By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                        (Depositor)


                                   By:   /s/Robert E. Chappell
                                         ---------------------------------
                                         Robert E. Chappell
                                         Chairman of the Board of Trustees
                                         and Chief Executive Officer

        As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 36 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 28th day of April, 2005.


Signature                                   Title
---------------------------     ---------------------------------

/s/Robert E. Chappell           Chairman of the Board of Trustees
---------------------------     and Chief Executive Officer
Robert E. Chappell

/s/Nancy S. Brodie              Executive Vice President and
---------------------------     Chief Financial Officer
Nancy S. Brodie


*JULIA CHANG BLOCH              Trustee

*EDWARD G. BOEHNE               Trustee

*JOAN P. CARTER                 Trustee

*PHILIP E. LIPPINCOTT           Trustee

*JOHN F. MCCAUGHAN              Trustee

*ALAN B. MILLER                 Trustee

*EDMOND F. NOTEBAERT            Trustee

*ROBERT H. ROCK                 Trustee

*DANIEL J. TORAN                Trustee




*By:   /s/Robert E. Chappell
       -------------------------------------
       Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

           (10)(a)         Consent of PricewaterhouseCoopers, LLP

           (10)(b)         Consent of Ernst & Young, LLP

           (10)(c)         Consent of  Morgan, Lewis & Bockius LLP